Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (4.9%)
	Commonwealth Bank of Australia	3,308,602	298,139
	BHP Group Ltd.	9,946,060	276,251
	CSL Ltd.	952,650	193,353
	National Australia Bank Ltd.	6,139,687	155,068
	Westpac Banking Corp.	6,864,176	134,145
	ANZ Group Holdings Ltd.	5,956,875	113,330
	Wesfarmers Ltd.	2,238,759	108,047
	Macquarie Group Ltd.	718,863	98,934
	Goodman Group	3,659,542	84,485
	Woodside Energy Group Ltd.	3,737,170	67,773
	Rio Tinto Ltd.	733,189	56,340
	Woolworths Group Ltd.	2,416,943	54,534
	Transurban Group	6,097,417	52,034
	Aristocrat Leisure Ltd.	1,254,900	44,692
	Fortescue Ltd.	3,142,182	39,098
	QBE Insurance Group Ltd.	2,950,871	34,826
	Santos Ltd.	6,426,184	33,499
*	James Hardie Industries plc GDR	857,718	30,812
	Coles Group Ltd.	2,578,326	30,557
	Amcor plc GDR	2,842,951	30,188
	Suncorp Group Ltd.	2,504,330	29,138
	Cochlear Ltd.	126,353	28,550
	Brambles Ltd.	2,754,225	28,078
*	Xero Ltd.	296,442	27,011
	Scentre Group	10,247,161	23,368
	Origin Energy Ltd.	3,393,954	23,288
	Insurance Australia Group Ltd.	4,739,976	22,932
	Computershare Ltd. (XASX)	1,161,068	20,941
	Telstra Group Ltd.	8,018,040	20,721
	Northern Star Resources Ltd.	2,223,217	20,634
	WiseTech Global Ltd.	317,875	19,918
	South32 Ltd.	8,965,690	17,982
	Sonic Healthcare Ltd.	937,473	16,990
	CAR Group Ltd.	712,334	16,291
	ASX Ltd.	381,233	16,243
	Lottery Corp. Ltd.	4,376,625	14,262
	Stockland	4,713,642	14,237
	Medibank Pvt Ltd.	5,447,021	14,180
*	NEXTDC Ltd.	1,272,789	14,016
	REA Group Ltd.	99,997	13,445
	APA Group	2,542,886	13,180
	Treasury Wine Estates Ltd.	1,599,332	12,930
	BlueScope Steel Ltd.	875,715	12,716
	Mineral Resources Ltd.	337,876	12,083
	GPT Group	3,773,738	11,495
	Washington H Soul Pattinson & Co. Ltd.	481,325	11,203
	Orica Ltd.	939,143	11,051
	Pilbara Minerals Ltd.	5,687,878	10,994
	Mirvac Group	7,780,315	10,955
	Ramsay Health Care Ltd.	343,498	10,461
	Endeavour Group Ltd.	2,866,442	10,310
	Vicinity Ltd.	7,429,426	10,302
	Ampol Ltd.	468,491	10,262
	SEEK Ltd.	694,433	10,057
	JB Hi-Fi Ltd.	214,838	9,809
	Dexus	2,112,184	9,738
	ALS Ltd.	948,950	9,607
	Pro Medicus Ltd.	101,667	9,592
	Evolution Mining Ltd.	3,667,380	9,502
	Worley Ltd.	936,975	9,294

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Seven Group Holdings Ltd.	359,396	9,221
	Steadfast Group Ltd.	2,130,245	9,043
	Bendigo & Adelaide Bank Ltd.	1,102,011	9,022
	Aurizon Holdings Ltd.	3,484,209	8,495
	Qube Holdings Ltd.	3,266,869	8,181
	Cleanaway Waste Management Ltd.	4,374,201	8,086
	AGL Energy Ltd.	1,172,412	7,970
	Charter Hall Group	933,012	7,792
	Reece Ltd.	426,515	7,729
	Atlas Arteria Ltd.	2,207,789	7,583
*	Lynas Rare Earths Ltd.	1,836,734	7,509
	Incitec Pivot Ltd.	3,806,246	7,348
	Whitehaven Coal Ltd.	1,381,221	6,973
*	Qantas Airways Ltd.	1,582,993	6,706
	Lendlease Corp. Ltd.	1,347,059	5,560
[1]	Flight Centre Travel Group Ltd.	371,469	5,409
	IDP Education Ltd.	550,324	5,405
	Bank of Queensland Ltd.	1,262,428	5,217
	Ansell Ltd.	285,560	5,113
	Metcash Ltd.	1,883,530	4,512
	IGO Ltd.	1,225,242	4,487
	Downer EDI Ltd.	1,345,298	4,391
	AMP Ltd.	5,476,371	4,254
	Challenger Ltd.	860,336	3,965
	Harvey Norman Holdings Ltd.	1,177,616	3,698
	Orora Ltd.	2,687,730	3,596
	Region RE Ltd.	2,343,115	3,489
	Beach Energy Ltd.	3,564,608	3,464
	Iluka Resources Ltd.	835,960	3,326
	New Hope Corp. Ltd.	1,028,224	3,279
	Perpetual Ltd.	223,476	3,246
[1]	Yancoal Australia Ltd.	660,893	3,063
	Domino's Pizza Enterprises Ltd.	124,985	2,688
	Nufarm Ltd.	773,641	2,359
	Insignia Financial Ltd.	1,289,573	2,336
	TPG Telecom Ltd.	736,846	2,293
	Deterra Royalties Ltd.	844,260	2,207
	Sims Ltd.	319,372	2,132
*	Star Entertainment Group Ltd.	5,213,197	1,993
	Tabcorp Holdings Ltd.	4,528,357	1,916
*,1	Liontown Resources Ltd.	3,044,917	1,908
	Magellan Financial Group Ltd.	275,389	1,849
	Domain Holdings Australia Ltd.	494,305	1,044
			2,763,728
Austria (0.1%)
	Erste Group Bank AG	595,779	30,990
	OMV AG	279,827	11,708
[1]	Verbund AG	130,375	10,469
	ANDRITZ AG	135,064	8,652
	voestalpine AG	217,515	5,579
	Raiffeisen Bank International AG	260,252	5,074
	Telekom Austria AG	181,094	1,677
			74,149
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,731,783	102,823
*	Argenx SE	116,971	59,806
	UCB SA	239,083	39,949
	KBC Group NV	471,925	36,502
	Ageas SA	324,832	15,508
	Groupe Bruxelles Lambert NV	170,073	12,692
	Syensqo SA	139,654	12,349
	D'ieteren Group	44,163	10,150
	Warehouses De Pauw CVA	325,505	8,818
	Lotus Bakeries NV	802	8,715
	Ackermans & van Haaren NV	43,719	8,388
	Sofina SA	33,657	7,952
	Elia Group SA	74,315	7,718
	Umicore SA	400,854	5,505
			336,875

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
Brazil (1.1%)
	Vale SA	6,079,915	66,247
	Petroleo Brasileiro SA	5,085,371	36,503
	Petroleo Brasileiro SA ADR	2,667,188	35,100
	Itau Unibanco Holding SA ADR	5,505,939	33,146
	Weg SA	2,930,512	26,247
	B3 SA - Brasil Bolsa Balcao	11,004,521	21,110
	Centrais Eletricas Brasileiras SA	2,633,025	18,420
	Vale SA ADR	1,622,568	17,605
*	JBS SA	2,677,907	15,965
	Banco Do Brasil SA	3,381,328	15,872
	Banco BTG Pactual SA	2,514,629	14,498
	Petroleo Brasileiro SA ADR (XNYS)	1,009,524	14,406
	Banco Bradesco SA ADR	6,137,158	13,624
	Cia de Saneamento Basico do Estado de Sao Paulo	847,602	13,223
	Suzano SA	1,364,613	12,994
	Localiza Rent a Car SA (BVMF)	1,662,435	12,882
	PRIO SA	1,335,995	11,350
*	Embraer SA	1,459,124	11,302
	Ambev SA	5,410,926	11,078
	Raia Drogasil SA	2,210,630	10,787
	Equatorial Energia SA	1,763,804	10,178
	Rumo SA	2,453,739	9,609
	Vibra Energia SA	2,198,334	9,001
	BB Seguridade Participacoes SA	1,333,106	8,289
[2]	Rede D'Or Sao Luiz SA	1,528,638	7,456
	Klabin SA	1,780,108	6,952
*,2	Hapvida Participacoes e Investimentos SA	9,408,094	6,770
	Ambev SA ADR	3,278,721	6,754
	Ultrapar Participacoes SA	1,637,992	6,432
	Telefonica Brasil SA	663,692	5,692
	Cosan SA	2,356,871	5,571
	Banco Bradesco SA	2,710,802	5,382
	Natura & Co. Holding SA	1,923,262	5,077
	CCR SA	2,230,751	4,883
*	BRF SA	1,309,359	4,875
	TIM SA	1,501,430	4,643
	Itau Unibanco Holding SA	891,123	4,588
	Lojas Renner SA	1,868,728	4,381
	Totvs SA	891,491	4,374
	Hypera SA	798,383	4,065
	Energisa SA	486,524	3,779
*	Sendas Distribuidora SA	2,158,570	3,748
	Banco Santander Brasil SA	721,653	3,655
	Gerdau SA ADR	1,078,090	3,493
	Allos SA	886,000	3,421
	Engie Brasil Energia SA	344,010	2,690
	Cia Paranaense de Energia - Copel	1,612,365	2,560
[2]	GPS Participacoes e Empreendimentos SA	831,700	2,559
	Transmissora Alianca de Energia Eletrica SA	424,156	2,534
*	Eneva SA	1,112,835	2,485
	Cielo SA	2,241,476	2,287
	Caixa Seguridade Participacoes SA	890,200	2,269
	Multiplan Empreendimentos Imobiliarios SA	525,917	2,228
	CPFL Energia SA	362,900	2,084
	Porto Seguro SA	365,424	1,977
	Cia Energetica de Minas Gerais ADR	980,613	1,863
	Cia Paranaense de Energia - Copel ADR (XYNS)	252,531	1,790
*	Atacadao SA	1,052,012	1,722
	Telefonica Brasil SA ADR	197,498	1,696
	Sao Martinho SA	321,500	1,652
	Auren Energia SA	724,984	1,523
	Neoenergia SA	445,700	1,428
	Cia Siderurgica Nacional SA	636,951	1,336
	SLC Agricola SA	397,340	1,262
*	Magazine Luiza SA	633,888	1,241
	Cia Siderurgica Nacional SA ADR	562,004	1,180
	Alupar Investimento SA	216,008	1,176
	M Dias Branco SA	244,686	1,165
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	746,852	1,140

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Grupo Mateus SA	809,900	958
	CSN Mineracao SA	1,007,100	912
*,1	Sendas Distribuidora SA ADR	102,821	893
	Dexco SA	673,002	870
	Smartfit Escola de Ginastica e Danca SA	231,000	866
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	141,500	527
	Cia Paranaense de Energia - Copel ADR	63,132	400
*,1	Braskem SA Class A ADR	60,561	377
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	374
	TIM SA ADR	21,923	337
	Cia Energetica de Minas Gerais	127,394	284
*	Diagnosticos da America SA	545,290	265
	Bradespar SA	33,240	104
			606,441
Canada (6.3%)
	Royal Bank of Canada	2,779,790	310,626
	Toronto-Dominion Bank (XNYS)	3,490,611	206,127
	Enbridge Inc.	4,155,359	155,512
	Canadian Pacific Kansas City Ltd.	1,840,298	154,326
	Canadian Natural Resources Ltd.	4,154,240	147,496
*	Shopify Inc. Class A	2,363,025	144,727
	Brookfield Corp.	2,939,919	143,371
	Canadian National Railway Co.	1,113,555	128,910
	Constellation Software Inc.	39,226	123,768
	Bank of Montreal	1,428,346	120,473
	Bank of Nova Scotia	2,388,411	111,528
	Suncor Energy Inc.	2,551,997	101,921
	Manulife Financial Corp.	3,583,506	95,463
	Canadian Imperial Bank of Commerce	1,828,736	94,573
	Waste Connections Inc.	507,937	90,337
	Alimentation Couche-Tard Inc.	1,432,037	88,278
	TC Energy Corp.	2,037,062	86,490
	Agnico Eagle Mines Ltd.	976,825	75,371
	Intact Financial Corp.	353,005	64,150
	Sun Life Financial Inc.	1,160,190	57,596
	National Bank of Canada	663,206	55,472
	Wheaton Precious Metals Corp.	892,856	53,384
	Cenovus Energy Inc.	2,581,147	52,010
	Nutrien Ltd.	979,138	50,217
	Fairfax Financial Holdings Ltd.	42,342	49,935
	Dollarama Inc.	531,316	49,809
	Franco-Nevada Corp.	376,681	48,542
*	CGI Inc.	406,464	46,347
	Barrick Gold Corp.	2,445,573	45,310
	Thomson Reuters Corp.	273,765	44,367
	Teck Resources Ltd. Class B	896,237	43,934
	Restaurant Brands International Inc.	608,430	42,601
	Pembina Pipeline Corp.	1,084,304	42,024
	Fortis Inc. (XTSE)	956,992	40,008
	Cameco Corp.	854,497	38,892
	Loblaw Cos. Ltd.	290,705	35,847
	Brookfield Asset Management Ltd. Class A (XTSE)	803,294	35,061
	Power Corp. of Canada	1,048,078	30,334
	Tourmaline Oil Corp.	650,165	28,608
	Metro Inc.	409,202	24,369
[1]	Magna International Inc.	526,522	23,366
	Imperial Oil Ltd.	321,036	22,999
	BCE Inc.	597,696	20,161
[2]	Hydro One Ltd.	622,791	19,518
	Barrick Gold Corp. (XLON)	1,025,962	18,928
	George Weston Ltd.	114,169	17,681
	Great-West Lifeco Inc.	545,333	16,380
	TELUS Corp.	955,685	15,429
	Saputo Inc.	480,171	11,035
[1]	Enbridge Inc. (XTSE)	30,400	1,138
*	Shopify Inc. Class A (XTSE)	16,487	1,009
			3,525,758

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
Chile (0.1%)
	Banco De Chile	86,801,501	10,341
	Empresas COPEC SA	966,851	6,734
	Banco de Credito e Inversiones SA	187,251	5,475
*	Falabella SA	1,585,131	5,251
	Latam Airlines Group SA	398,469,949	4,933
	Cencosud SA	2,619,033	4,841
	Banco Santander Chile ADR	228,101	4,580
[1]	Sociedad Quimica y Minera de Chile SA ADR	111,536	4,245
	Empresas CMPC SA	2,407,819	4,182
	Enel Americas SA	37,031,134	3,466
	Cia Sud Americana de Vapores SA	35,780,426	2,459
	Enel Chile SA	34,176,284	1,952
	Colbun SA	14,394,990	1,872
	Quinenco SA	509,022	1,774
	Banco Itau Chile SA	149,477	1,668
	Aguas Andinas SA Class A	5,160,979	1,534
	Cencosud Shopping SA	967,439	1,511
	Banco Santander Chile	29,997,292	1,494
	Cia Cervecerias Unidas SA	251,720	1,390
	Plaza SA	691,654	1,072
	Enel Chile SA ADR	288,934	815
	Sociedad de Inversiones Oro Blanco SA	98,650,962	499
			72,088
China (7.0%)
	Tencent Holdings Ltd.	12,374,004	571,016
	Alibaba Group Holding Ltd.	33,538,140	330,023
*	PDD Holdings Inc. ADR	1,394,413	179,726
*,2	Meituan Class B	10,541,978	145,971
	China Construction Bank Corp. Class H	182,985,517	127,776
	Industrial & Commercial Bank of China Ltd. Class H	157,452,655	87,226
	Bank of China Ltd. Class H	163,932,284	72,997
	NetEase Inc.	3,553,682	65,543
*,2	Xiaomi Corp. Class B	28,898,968	62,070
	JD.com Inc. Class A	4,682,063	61,736
	BYD Co. Ltd. Class H	1,898,155	56,194
	Ping An Insurance Group Co. of China Ltd. Class H	12,298,862	53,409
*	Baidu Inc. Class A	4,389,412	48,668
*	Trip.com Group Ltd.	1,042,585	44,510
	PetroChina Co. Ltd. Class H	41,714,969	36,224
	Kweichow Moutai Co. Ltd. Class A	174,859	34,377
	China Merchants Bank Co. Ltd. Class H	7,566,841	31,363
*,2	Kuaishou Technology	5,533,600	30,992
	China Petroleum & Chemical Corp. Class H	48,258,731	30,928
	China Shenhua Energy Co. Ltd. Class H	6,696,860	27,846
	Agricultural Bank of China Ltd. Class H	60,171,835	26,926
	Yum China Holdings Inc.	751,543	22,688
	ANTA Sports Products Ltd.	2,474,273	22,147
	Zijin Mining Group Co. Ltd. Class H	10,896,882	22,103
*	Li Auto Inc. Class A	2,122,173	20,760
	China Life Insurance Co. Ltd. Class H	14,740,183	20,450
*	New Oriental Education & Technology Group Inc.	3,001,050	19,425
	PICC Property & Casualty Co. Ltd. Class H	13,300,470	17,441
	Tencent Music Entertainment Group ADR	1,228,925	17,426
	KE Holdings Inc. ADR	1,240,351	17,179
	China Resources Land Ltd.	5,445,316	16,277
	Contemporary Amperex Technology Co. Ltd. Class A	614,439	15,831
*	BeiGene Ltd.	1,227,600	15,618
	Haier Smart Home Co. Ltd. Class H	4,436,901	14,506
*,2	Innovent Biologics Inc.	2,859,847	14,157
	China Yangtze Power Co. Ltd. Class A	3,388,821	14,004
	China Pacific Insurance Group Co. Ltd. Class H	5,149,825	13,688
[2]	Nongfu Spring Co. Ltd. Class H	3,444,800	13,382
	Shenzhou International Group Holdings Ltd.	1,490,149	12,615
	China Merchants Bank Co. Ltd. Class A	2,776,909	12,570
	CSPC Pharmaceutical Group Ltd.	16,442,869	12,231
	China Overseas Land & Investment Ltd.	7,546,629	12,200
*	NIO Inc. Class A	2,627,139	11,709
	H World Group Ltd.	3,839,710	11,548

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	CITIC Ltd.	12,503,697	11,528
[2]	China Tower Corp. Ltd. Class H	92,167,053	11,309
	China CITIC Bank Corp. Ltd. Class H	18,787,749	11,243
[2]	Postal Savings Bank of China Co. Ltd. Class H	20,690,351	11,064
	Bank of Communications Co. Ltd. Class H	14,979,099	10,884
	Geely Automobile Holdings Ltd.	10,642,097	10,813
*	J&T Global Express Ltd.	13,451,600	10,585
	ENN Energy Holdings Ltd.	1,504,818	10,530
*	XPeng Inc. Class A	2,565,516	10,370
*,2	Wuxi Biologics Cayman Inc.	7,050,612	10,313
	China Mengniu Dairy Co. Ltd.	6,059,504	10,139
	China Resources Power Holdings Co. Ltd.	3,685,843	10,139
	Yangzijiang Shipbuilding Holdings Ltd.	5,023,796	10,129
	Full Truck Alliance Co. Ltd. ADR	1,318,862	10,023
	China Resources Beer Holdings Co. Ltd.	3,094,630	9,627
	Wuliangye Yibin Co. Ltd. Class A	544,108	9,560
	BYD Co. Ltd. Class A	276,955	9,469
	Ping An Insurance Group Co. of China Ltd. Class A	1,586,254	9,346
	Vipshop Holdings Ltd. ADR	677,240	9,238
[2]	CGN Power Co. Ltd. Class H	22,393,536	9,145
	Kanzhun Ltd. ADR	643,777	8,742
*	Bilibili Inc. Class Z	553,843	8,427
	Li Ning Co. Ltd.	4,424,802	8,242
	COSCO SHIPPING Holdings Co. Ltd. Class H	5,691,990	8,129
	Yankuang Energy Group Co. Ltd. Class H	6,131,178	8,003
	Agricultural Bank of China Ltd. Class A	12,467,929	7,915
	Industrial & Commercial Bank of China Ltd. Class A	9,641,597	7,805
*	TAL Education Group ADR	776,180	7,777
	Tsingtao Brewery Co. Ltd. Class H	1,197,057	7,648
	Zijin Mining Group Co. Ltd. Class A	3,212,774	7,410
*,2	Akeso Inc.	1,342,000	7,268
[2]	Pop Mart International Group Ltd.	1,358,000	7,205
	Sunny Optical Technology Group Co. Ltd.	1,270,418	7,125
	Kunlun Energy Co. Ltd.	7,177,356	6,958
	Sino Biopharmaceutical Ltd.	19,049,718	6,831
	Industrial Bank Co. Ltd. Class A	2,944,000	6,824
*,2	SenseTime Group Inc. Class B	41,287,000	6,393
	Great Wall Motor Co. Ltd. Class H	4,665,716	6,370
	Weichai Power Co. Ltd. Class H	3,922,334	6,277
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,197,565	6,259
	CMOC Group Ltd. Class H	7,827,984	6,243
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	170,773	6,081
	China Resources Gas Group Ltd.	1,757,889	5,966
[2]	Longfor Group Holdings Ltd.	4,580,335	5,950
	Anhui Conch Cement Co. Ltd. Class H	2,436,437	5,941
*	Foxconn Industrial Internet Co. Ltd. Class A	1,732,000	5,819
	BYD Electronic International Co. Ltd.	1,493,091	5,811
	Sinopharm Group Co. Ltd. Class H	2,454,106	5,756
	China Longyuan Power Group Corp. Ltd. Class H	6,400,086	5,739
*	GCL-Poly Energy Holdings Ltd.	40,633,000	5,717
*,2	JD Health International Inc.	2,041,073	5,665
	China Hongqiao Group Ltd.	4,476,067	5,575
	Luxshare Precision Industry Co. Ltd. Class A	1,023,139	5,434
	People's Insurance Co. Group of China Ltd. Class H	16,073,882	5,408
	China Shenhua Energy Co. Ltd. Class A	956,356	5,261
	China Gas Holdings Ltd.	5,748,592	5,228
	China Petroleum & Chemical Corp. Class A	5,820,500	5,224
	Jiangsu Hengrui Medicine Co. Ltd. Class A	893,222	5,215
	CRRC Corp. Ltd. Class H	8,410,000	5,211
	Bank of Communications Co. Ltd. Class A	5,091,120	5,184
	Zhaojin Mining Industry Co. Ltd. Class H	2,883,137	5,169
	CITIC Securities Co. Ltd. Class H	3,432,265	5,162
	China State Construction International Holdings Ltd.	3,555,767	4,971
	Want Want China Holdings Ltd.	8,248,807	4,953
	Huaneng Power International Inc. Class H	8,260,226	4,909
[2]	Haidilao International Holding Ltd.	2,980,237	4,834
*	Alibaba Health Information Technology Ltd.	11,398,719	4,821
	Wanhua Chemical Group Co. Ltd. Class A	443,420	4,759
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,074,262	4,738
	China Minsheng Banking Corp. Ltd. Class H	13,289,669	4,710

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	China State Construction Engineering Corp. Ltd. Class A	6,014,629	4,646
*	Muyuan Foods Co. Ltd. Class A	760,637	4,603
	Qifu Technology Inc. ADR	225,482	4,580
*	Kingdee International Software Group Co. Ltd.	5,705,303	4,572
	Kingsoft Corp. Ltd.	1,613,323	4,570
	Aluminum Corp. of China Ltd. Class H	8,129,642	4,551
	Shaanxi Coal Industry Co. Ltd. Class A	1,378,000	4,457
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	173,560	4,427
	Bank of China Ltd. Class A	6,783,503	4,374
	Tingyi Cayman Islands Holding Corp.	3,584,367	4,370
	China Coal Energy Co. Ltd. Class H	4,286,041	4,342
	CITIC Securities Co. Ltd. Class A	1,581,986	4,333
[2]	Hansoh Pharmaceutical Group Co. Ltd.	1,938,608	4,240
*,2	Zhejiang Leapmotor Technologies Ltd.	1,321,200	4,220
	China Power International Development Ltd.	8,856,326	4,169
[1,2]	Smoore International Holdings Ltd.	3,566,350	4,164
	Hengan International Group Co. Ltd.	1,319,793	4,123
[2]	Giant Biogene Holding Co Ltd.	784,400	4,066
	China Railway Group Ltd. Class H	8,198,299	3,998
	Tongcheng-Elong Holdings Ltd.	2,282,118	3,973
	Xinyi Solar Holdings Ltd.	8,340,220	3,957
*,1	Genscript Biotech Corp.	2,457,596	3,915
	Ping An Bank Co. Ltd. Class A	2,742,700	3,901
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,054,325	3,891
	China Galaxy Securities Co. Ltd. Class H	7,574,617	3,877
	PetroChina Co. Ltd. Class A	3,108,097	3,852
	NARI Technology Co. Ltd. Class A	1,146,187	3,808
	Jiangxi Copper Co. Ltd. Class H	2,160,392	3,798
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,080,914	3,773
	Luzhou Laojiao Co. Ltd. Class A	207,688	3,757
	China Pacific Insurance Group Co. Ltd. Class A	911,200	3,727
	China National Nuclear Power Co. Ltd. Class A	2,418,100	3,693
*	China CSSC Holdings Ltd. Class A	646,800	3,671
	China Merchants Port Holdings Co. Ltd.	2,494,229	3,668
	Haier Smart Home Co. Ltd. Class A	959,696	3,625
*	Zai Lab Ltd.	1,908,110	3,612
	NAURA Technology Group Co. Ltd. Class A	74,500	3,537
	Bosideng International Holdings Ltd.	7,044,931	3,521
	East Money Information Co. Ltd. Class A	2,278,414	3,512
	Hygon Information Technology Co. Ltd. Class A	318,660	3,510
[2]	China Feihe Ltd.	7,652,745	3,466
	Sinotruk Hong Kong Ltd.	1,316,384	3,465
*,2	JD Logistics Inc.	3,357,917	3,454
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	698,905	3,399
	ZTE Corp. Class H	1,493,912	3,346
	Anhui Gujing Distillery Co. Ltd. Class B	250,355	3,338
	Haitian International Holdings Ltd.	1,147,947	3,331
	CRRC Corp. Ltd. Class A	3,102,397	3,278
	SF Holding Co. Ltd. Class A	674,355	3,272
	China Everbright Environment Group Ltd.	7,208,484	3,256
[2]	China International Capital Corp. Ltd. Class H	2,899,627	3,232
	Haitong Securities Co. Ltd. Class H	6,962,410	3,219
	Beijing Enterprises Holdings Ltd.	958,588	3,181
[2]	China Resources Mixc Lifestyle Services Ltd.	1,129,200	3,165
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	904,200	3,141
[2]	Hua Hong Semiconductor Ltd.	1,182,633	3,136
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	3,936,993	3,117
	Gree Electric Appliances Inc. of Zhuhai Class A	560,523	3,104
	Guangdong Investment Ltd.	5,850,664	3,068
	China Taiping Insurance Holdings Co. Ltd.	2,876,072	3,062
[2]	Yadea Group Holdings Ltd.	2,272,000	3,062
	China Oilfield Services Ltd. Class H	3,450,706	3,040
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,668,680	3,040
[2]	Huatai Securities Co. Ltd. Class H	2,705,385	2,993
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,467,306	2,960
	China National Building Material Co. Ltd. Class H	8,855,670	2,935
*	iQIYI Inc. ADR	881,391	2,935
	New China Life Insurance Co. Ltd. Class H	1,504,789	2,935
	MINISO Group Holding Ltd.	698,152	2,919
	Kingboard Holdings Ltd.	1,429,813	2,916

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	RLX Technology Inc. ADR	1,626,792	2,912
	Shandong Gold Mining Co. Ltd. Class A	707,763	2,896
	Autohome Inc. ADR	115,446	2,879
	WuXi AppTec Co. Ltd. Class A	486,521	2,861
[2]	3SBio Inc.	3,632,269	2,849
	Sungrow Power Supply Co. Ltd. Class A	296,466	2,830
	China CITIC Bank Corp. Ltd. Class A	3,198,935	2,775
	Bank of Ningbo Co. Ltd. Class A	930,970	2,771
*	HengTen Networks Group Ltd.	10,315,840	2,758
	Shanghai Baosight Software Co. Ltd. Class B	1,671,636	2,735
	China Tourism Group Duty Free Corp. Ltd. Class A	287,562	2,732
	Sany Heavy Industry Co. Ltd. Class A	1,206,800	2,696
	Bank of Jiangsu Co. Ltd. Class A	2,499,990	2,661
	C&D International Investment Group Ltd.	1,580,759	2,650
	China Everbright Bank Co. Ltd. Class A	5,949,326	2,601
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,501,596	2,564
*,2	China Literature Ltd.	788,429	2,555
	Far East Horizon Ltd.	3,731,301	2,548
	Postal Savings Bank of China Co. Ltd. Class A	3,778,936	2,525
	China United Network Communications Ltd. Class A	3,875,200	2,522
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	2,519
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,663,619	2,495
	China Communications Services Corp. Ltd. Class H	4,857,205	2,495
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	2,489
*	China Vanke Co. Ltd. Class H	4,525,739	2,482
[2]	Topsports International Holdings Ltd.	5,561,209	2,477
	Beijing Enterprises Water Group Ltd.	8,027,390	2,477
	Wens Foodstuffs Group Co. Ltd. Class A	892,780	2,464
	Jiangsu Expressway Co. Ltd. Class H	2,587,275	2,462
	Jiangsu Yanghe Distillery Co. Ltd. Class A	217,000	2,457
	China Conch Venture Holdings Ltd.	2,808,415	2,454
	Hisense Home Appliances Group Co. Ltd. Class H	758,000	2,451
	Zhongji Innolight Co. Ltd. Class A	133,417	2,429
	Country Garden Services Holdings Co. Ltd.	4,022,727	2,421
	SDIC Power Holdings Co. Ltd. Class A	1,029,583	2,420
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	168,774	2,408
	Shenzhen Inovance Technology Co. Ltd. Class A	372,600	2,403
	AviChina Industry & Technology Co. Ltd. Class H	4,898,567	2,396
*	SAIC Motor Corp. Ltd. Class A	1,145,915	2,328
[2]	China Resources Pharmaceutical Group Ltd.	3,402,732	2,327
	Chongqing Changan Automobile Co. Ltd. Class A	1,147,380	2,318
*	Seres Group Co. Ltd. Class A	209,100	2,309
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	2,305
	China Three Gorges Renewables Group Co. Ltd. Class A	3,413,500	2,296
	Bank of Beijing Co. Ltd. Class A	3,106,900	2,291
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,497,946	2,282
	China Railway Group Ltd. Class A	2,587,818	2,228
	Shenzhen International Holdings Ltd.	2,766,160	2,216
	LONGi Green Energy Technology Co. Ltd. Class A	1,086,060	2,182
	China Minsheng Banking Corp. Ltd. Class A	4,405,384	2,165
	Zhejiang Expressway Co. Ltd. Class H	3,287,629	2,157
	Fosun International Ltd.	4,125,288	2,149
[2]	WuXi AppTec Co. Ltd. Class H	520,098	2,128
*	Cambricon Technologies Corp. Ltd. Class A	57,815	2,114
	China Everbright Bank Co. Ltd. Class H	6,994,063	2,112
	Poly Developments and Holdings Group Co. Ltd. Class A	1,727,695	2,108
	TravelSky Technology Ltd. Class H	1,862,759	2,100
	Shenwan Hongyuan Group Co. Ltd. Class A	3,298,295	2,091
	BOE Technology Group Co. Ltd. Class A	3,809,900	2,080
	AECC Aviation Power Co. Ltd. Class A	373,300	2,054
*	China Traditional Chinese Medicine Holdings Co. Ltd.	4,849,306	2,049
	China Medical System Holdings Ltd.	2,469,850	2,048
	Daqin Railway Co. Ltd. Class A	2,121,700	2,046
	Bank of Nanjing Co. Ltd. Class A	1,464,065	2,045
	GD Power Development Co. Ltd. Class A	2,655,496	2,044
	Zhongsheng Group Holdings Ltd.	1,303,104	2,033
	GF Securities Co. Ltd. Class H	2,360,597	2,029
	Yuexiu Property Co. Ltd.	3,167,853	2,025
	Aier Eye Hospital Group Co. Ltd. Class A	1,315,378	2,015
[2]	Shandong Gold Mining Co. Ltd. Class H	965,616	2,001

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	ZTE Corp. Class A	525,479	2,001
	Guangzhou Automobile Group Co. Ltd. Class H	5,412,058	1,996
	Bank of Shanghai Co. Ltd. Class A	1,928,791	1,945
	China Construction Bank Corp. Class A	1,888,200	1,945
*	Minth Group Ltd.	1,383,714	1,942
	Uni-President China Holdings Ltd.	2,337,604	1,924
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	1,912
	Advanced Micro-Fabrication Equipment Inc. Class A	87,685	1,911
	China Merchants Securities Co. Ltd. Class A	927,367	1,910
*	Gds Holdings Ltd. Class A	1,367,027	1,905
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,143,566	1,899
[2]	Guotai Junan Securities Co. Ltd. Class H	1,817,931	1,896
	Huaxia Bank Co. Ltd. Class A	2,175,898	1,890
	JOYY Inc. ADR	56,621	1,885
	Beijing Kingsoft Office Software Inc. Class A	64,563	1,884
	Kingboard Laminates Holdings Ltd.	2,051,618	1,845
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	683,267	1,841
*	China Energy Engineering Corp. Ltd. Class A (XSSC)	6,020,099	1,841
	Sinotrans Ltd. Class H	3,899,064	1,810
*	Daqo New Energy Corp. ADR	103,095	1,807
	Greentown China Holdings Ltd.	2,386,797	1,806
	Shenzhen Transsion Holdings Co. Ltd. Class A	161,065	1,804
	Iflytek Co. Ltd. Class A	325,000	1,792
	Power Construction Corp. of China Ltd. Class A	2,344,400	1,785
	Lens Technology Co. Ltd. Class A	717,500	1,776
	CSC Financial Co. Ltd. Class A	637,538	1,755
*	Air China Ltd. Class H	3,808,019	1,725
	Weichai Power Co. Ltd. Class A	883,148	1,689
	Huadian Power International Corp. Ltd. Class H	3,269,550	1,684
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	1,673
	Shanghai International Airport Co. Ltd. Class A	347,598	1,663
	Huatai Securities Co. Ltd. Class A	901,600	1,659
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	1,652
*	Haitong Securities Co. Ltd. Class A	1,306,094	1,641
*,3	Country Garden Holdings Co. Ltd.	26,416,793	1,640
	Chongqing Changan Automobile Co. Ltd. Class B	3,311,764	1,636
	Tongwei Co. Ltd. Class A	648,500	1,628
	Anhui Conch Cement Co. Ltd. Class A	485,592	1,624
	Yunnan Baiyao Group Co. Ltd. Class A	231,620	1,619
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	1,288,450	1,618
*,2	Ping An Healthcare and Technology Co. Ltd.	1,095,208	1,596
	Guotai Junan Securities Co. Ltd. Class A	785,500	1,563
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,559
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,757,115	1,558
	China Suntien Green Energy Corp. Ltd. Class H	3,635,000	1,558
	Yankuang Energy Group Co. Ltd. Class A	740,290	1,536
	Eve Energy Co. Ltd. Class A	288,064	1,532
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	897,673	1,531
	Fuyao Glass Industry Group Co. Ltd. Class A	243,900	1,521
	Bank of Hangzhou Co. Ltd. Class A	808,835	1,507
*,2	China Huarong Asset Management Co. Ltd. Class H	31,371,000	1,506
	Aluminum Corp. of China Ltd. Class A	1,571,700	1,501
	XCMG Construction Machinery Co. Ltd. Class A	1,653,400	1,500
[1,2]	CSC Financial Co. Ltd. Class H	2,108,748	1,491
	Huaneng Lancang River Hydropower Inc. Class A	942,200	1,491
	Zhongjin Gold Corp. Ltd. Class A	660,300	1,476
	GoerTek Inc. Class A	492,220	1,469
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	689,190	1,447
	Shenzhen Expressway Corp. Ltd. Class H	1,471,782	1,439
	China Galaxy Securities Co. Ltd. Class A	950,803	1,432
	Cosco Shipping Ports Ltd.	2,397,097	1,425
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,422
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,167,796	1,421
*	China Southern Airlines Co. Ltd. Class H	3,861,237	1,418
	Yihai International Holding Ltd.	942,418	1,412
	China Cinda Asset Management Co. Ltd. Class H	17,147,916	1,406
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,406
	TCL Technology Group Corp. Class A	2,578,950	1,400
	Henan Shuanghui Investment & Development Co. Ltd. Class A	438,108	1,398
[2]	Jinxin Fertility Group Ltd.	4,328,661	1,396

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	Alibaba Pictures Group Ltd.	27,622,294	1,396
	Xtep International Holdings Ltd.	2,316,500	1,393
[1]	Flat Glass Group Co. Ltd. Class H	945,649	1,372
	Anhui Gujing Distillery Co. Ltd. Class A	52,188	1,358
*	Dongfeng Motor Group Co. Ltd. Class H	4,580,643	1,343
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	1,343
	Anhui Expressway Co. Ltd. Class H	1,108,728	1,340
	TBEA Co. Ltd. Class A	712,660	1,336
	Shanghai Industrial Holdings Ltd.	888,512	1,326
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	187,400	1,324
	CMOC Group Ltd. Class A	1,274,503	1,322
*,2	Luye Pharma Group Ltd.	3,681,461	1,314
	Montage Technology Co. Ltd. Class A	159,095	1,313
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	1,306
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	502,620	1,281
	Ganfeng Lithium Co. Ltd. Class A	325,600	1,269
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,259
	BOE Technology Group Co. Ltd. Class B	3,842,315	1,255
	Eoptolink Technology Inc. Ltd. Class A	88,700	1,241
	Shougang Fushan Resources Group Ltd.	3,524,303	1,239
	Zhejiang NHU Co. Ltd. Class A	428,628	1,239
	Metallurgical Corp. of China Ltd. Class H	6,425,030	1,234
*,1	Microport Scientific Corp.	1,798,074	1,231
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,231
*	Nine Dragons Paper Holdings Ltd.	3,151,072	1,230
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	577,700	1,229
	WUS Printed Circuit Kunshan Co. Ltd. Class A	263,770	1,228
	Chaozhou Three-Circle Group Co. Ltd. Class A	269,500	1,223
	Founder Securities Co. Ltd. Class A	1,131,695	1,216
	Citic Pacific Special Steel Group Co. Ltd. Class A	703,853	1,212
	JCET Group Co. Ltd. Class A	260,200	1,206
	Yangzijiang Financial Holding Ltd.	4,680,796	1,194
	Ningbo Tuopu Group Co. Ltd. Class A	233,595	1,187
[2]	BAIC Motor Corp. Ltd. Class H	4,387,436	1,185
*	Beijing Capital International Airport Co. Ltd. Class H	3,555,292	1,183
*	GigaDevice Semiconductor Inc. Class A	99,071	1,182
*	China Eastern Airlines Corp. Ltd. Class A	2,137,929	1,180
[2]	China Railway Signal & Communication Corp. Ltd. Class H	2,844,353	1,180
	Orient Securities Co. Ltd. Class A	1,002,057	1,179
*	China Southern Airlines Co. Ltd. Class A	1,436,797	1,178
	Datang International Power Generation Co. Ltd. Class H	5,821,035	1,170
	Jiangxi Copper Co. Ltd. Class A	391,000	1,163
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,744,625	1,162
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	8,366,940	1,155
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,230,700	1,147
	GF Securities Co. Ltd. Class A	659,748	1,147
*,1,2	East Buy Holding Ltd.	826,000	1,147
	China International Marine Containers Group Co. Ltd. Class H	1,472,625	1,144
	Sanan Optoelectronics Co. Ltd. Class A	687,700	1,134
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,233,400	1,132
	China Vanke Co. Ltd. Class A	1,147,500	1,126
	Weibo Corp. ADR	145,392	1,122
	Hithink RoyalFlush Information Network Co. Ltd. Class A	75,666	1,119
*	Shanghai Electric Group Co. Ltd. Class H	5,733,404	1,115
	Satellite Chemical Co. Ltd. Class A	460,380	1,113
	Jiangsu King's Luck Brewery JSC Ltd. Class A	181,206	1,108
	New China Life Insurance Co. Ltd. Class A	250,347	1,107
*	People's Insurance Co. Group of China Ltd. Class A	1,384,900	1,098
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	406,644	1,091
	Suzhou TFC Optical Communication Co. Ltd. Class A	77,700	1,089
	China Jinmao Holdings Group Ltd.	13,517,706	1,072
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	168,658	1,069
	Great Wall Motor Co. Ltd. Class A	327,136	1,069
	Zhejiang Juhua Co. Ltd. Class A	387,549	1,061
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,057
	Ningbo Deye Technology Co. Class A	78,190	1,050
*	ENN Natural Gas Co. Ltd. Class A	385,400	1,046
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,043
	Inspur Electronic Information Industry Co. Ltd. Class A	200,420	1,043
	360 Security Technology Inc. Class A	1,000,799	1,038

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	1,027
	China Resources Building Materials Technology Holdings Ltd.	4,461,958	1,026
	Beijing Tongrentang Co. Ltd. Class A	198,686	1,026
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	269,300	1,021
	Sany Heavy Equipment International Holdings Co. Ltd.	1,692,000	1,015
	Yintai Gold Co. Ltd. Class A	410,040	1,014
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	757,218	1,004
*	Spring Airlines Co. Ltd. Class A	133,300	999
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	998
	Tsingtao Brewery Co. Ltd. Class A	105,011	998
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	995
	Zhejiang Dahua Technology Co. Ltd. Class A	477,600	993
	Huaneng Power International Inc. Class A	901,200	991
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	172,900	988
	Huadong Medicine Co. Ltd. Class A	244,100	986
	Jinko Solar Co. Ltd. Class A	972,878	986
	Everbright Securities Co. Ltd. Class A	467,695	982
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	977
*	China Coal Energy Co. Ltd. Class A	589,138	974
*	China Eastern Airlines Corp. Ltd. Class H	3,717,171	971
*	Air China Ltd. Class A	958,326	967
	Lingyi iTech Guangdong Co. Class A	966,500	966
*	Seazen Group Ltd.	5,389,639	965
	Lufax Holding Ltd. ADR	338,473	961
	Guangshen Railway Co. Ltd. Class H	3,142,100	957
	Dongfang Electric Corp. Ltd. Class H	703,291	943
	Tianqi Lithium Corp. Class A (XSEC)	231,384	940
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	938
	Yutong Bus Co. Ltd. Class A	302,400	938
	Sieyuan Electric Co. Ltd. Class A	101,500	933
	Beijing Tiantan Biological Products Corp. Ltd. Class A	270,960	933
	Poly Property Services Co. Ltd. Class H	271,246	931
	Hengli Petrochemical Co. Ltd. Class A	480,400	929
	Huayu Automotive Systems Co. Ltd. Class A	430,169	928
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	927
	China National Chemical Engineering Co. Ltd. Class A	891,800	925
	Towngas Smart Energy Co. Ltd.	2,573,307	922
[2]	ZJLD Group Inc.	1,001,000	917
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	915
	China Reinsurance Group Corp. Class H	13,486,206	915
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	911
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	236,243	907
	Zhejiang China Commodities City Group Co. Ltd. Class A	829,300	887
	Lee & Man Paper Manufacturing Ltd.	2,857,583	884
*	Hainan Airlines Holding Co. Ltd. Class A	5,742,618	874
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	860
	Industrial Securities Co. Ltd. Class A	1,135,810	858
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	334,470	854
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	261,815	854
	Beijing New Building Materials plc Class A	236,796	851
	Guosen Securities Co. Ltd. Class A	693,581	849
	China Jushi Co. Ltd. Class A	575,453	846
	COSCO SHIPPING Development Co. Ltd. Class H	6,979,713	839
	Sichuan Road & Bridge Co. Ltd. Class A	962,038	839
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	299,800	835
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	834
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	830
	China Everbright Ltd.	1,656,662	828
*	New Hope Liuhe Co. Ltd. Class A	630,900	827
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	821
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	312,300	818
	LB Group Co. Ltd. Class A	340,500	813
*	Hopson Development Holdings Ltd.	2,102,947	806
	Dongfang Electric Corp. Ltd. Class A	355,984	805
*	Kuang-Chi Technologies Co. Ltd. Class A	322,300	804
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	803
	China Energy Engineering Corp. Ltd. Class H	7,418,000	798
	Imeik Technology Development Co. Ltd. Class A	32,760	797
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	796
	National Silicon Industry Group Co. Ltd. Class A	373,782	795

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Beijing Roborock Technology Co. Ltd. Class A	18,185	792
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	790
	CSG Holding Co. Ltd. Class B	2,596,352	788
	China Resources Microelectronics Ltd. Class A	143,162	788
	Gongniu Group Co. Ltd. Class A	81,047	786
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	784
*	Hisense Home Appliances Group Co. Ltd. Class A	190,300	784
	Metallurgical Corp. of China Ltd. Class A	1,786,900	782
	Shengyi Technology Co. Ltd. Class A	288,700	781
	Yunnan Aluminium Co. Ltd. Class A	466,000	780
*	Loongson Technology Corp. Ltd. Class A	55,361	776
	Guanghui Energy Co. Ltd. Class A	916,800	773
*,2	Legend Holdings Corp. Class H	1,083,979	773
	YTO Express Group Co. Ltd. Class A	389,000	772
	Sailun Group Co. Ltd. Class A	420,800	768
[2]	Orient Securities Co. Ltd. Class H	1,836,835	766
	Shenergy Co. Ltd. Class A	663,000	766
	Trina Solar Co. Ltd. Class A	316,234	764
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	763
[3]	Huadian Power International Corp. Ltd. Class A	910,700	762
	China Lesso Group Holdings Ltd.	1,910,883	759
	Mango Excellent Media Co. Ltd. Class A	264,729	755
	Pharmaron Beijing Co. Ltd. Class A	245,578	752
*	Wingtech Technology Co. Ltd. Class A	180,800	750
	Yealink Network Technology Corp. Ltd. Class A	157,595	735
	SG Micro Corp. Class A (XSHE)	67,275	735
	Changchun High & New Technology Industry Group Inc. Class A	55,882	734
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	483,647	731
*	Ninestar Corp. Class A	195,225	731
	Western Mining Co. Ltd. Class A	326,300	730
*	Hainan Airport Infrastructure Co. Ltd. Class A	1,541,723	730
	Zhejiang Huayou Cobalt Co. Ltd. Class A	224,050	729
[2]	China Merchants Securities Co. Ltd. Class H	911,713	725
	China Oilfield Services Ltd. Class A	344,089	719
	Huaibei Mining Holdings Co. Ltd. Class A	348,400	719
	Maxscend Microelectronics Co. Ltd. Class A	67,008	717
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,623,558	709
	Kunlun Tech Co. Ltd. Class A	169,000	707
*,2	China Bohai Bank Co. Ltd. Class H	5,854,083	704
	Xuji Electric Co. Ltd. Class A	166,500	703
	JA Solar Technology Co. Ltd. Class A	469,089	701
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	699
	Hundsun Technologies Inc. Class A	274,442	696
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	452,000	690
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	302,900	690
	Hengtong Optic-electric Co. Ltd. Class A	320,200	690
*	Tuya Inc. ADR	454,387	682
	Yunnan Yuntianhua Co. Ltd. Class A	250,396	680
	China XD Electric Co. Ltd. Class A	683,722	678
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	677
	Gotion High-tech Co. Ltd. Class A	247,900	671
	TongFu Microelectronics Co. Ltd. Class A	212,100	670
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	667
	Shandong Sun Paper Industry JSC Ltd. Class A	350,000	663
	Tongkun Group Co. Ltd. Class A	339,000	659
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	658
[2]	Jiumaojiu International Holdings Ltd.	1,769,000	656
	Sun Art Retail Group Ltd.	4,005,500	652
	Youngor Group Co. Ltd. Class A	655,000	648
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	644
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	236,000	640
	Eastroc Beverage Group Co. Ltd. Class A	19,800	639
*	Shanghai Electric Group Co. Ltd. Class A	1,189,400	637
	Isoftstone Information Technology Group Co. Ltd. Class A	133,300	637
	Jiangsu Eastern Shenghong Co. Ltd. Class A	578,700	636
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	636
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	635
*	Yonyou Network Technology Co. Ltd. Class A	477,962	634
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	212,500	634
	Tianshui Huatian Technology Co. Ltd. Class A	524,000	628

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	739,152	622
	Huafon Chemical Co. Ltd. Class A	577,800	620
	Huaxin Cement Co. Ltd. Class H	599,700	615
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	614
	Hualan Biological Engineering Inc. Class A	267,864	611
	Shenzhen Energy Group Co. Ltd. Class A	651,220	609
[2]	Angelalign Technology Inc.	88,767	609
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	178,920	607
	Shanghai Baosight Software Co. Ltd. Class A	135,504	603
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	601
	Caitong Securities Co. Ltd. Class A	630,577	601
	Hubei Energy Group Co. Ltd. Class A	842,208	600
	Western Securities Co. Ltd. Class A	662,694	600
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	599
	Chongqing Brewery Co. Ltd. Class A	69,400	595
	GalaxyCore Inc. Class A	356,844	594
	Chengdu Xingrong Environment Co. Ltd. Class A	533,705	591
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	591
	Unisplendour Corp. Ltd. Class A	183,037	590
	CNOOC Energy Technology & Services Ltd. Class A	1,098,700	587
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	583
	TangShan Port Group Co. Ltd. Class A	801,200	583
	Guoyuan Securities Co. Ltd. Class A	631,751	582
	GEM Co. Ltd. Class A	677,098	581
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	494,719	580
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	578
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	60,314	576
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,103,700	573
	Shenzhen Investment Ltd.	4,731,151	570
	SooChow Securities Co. Ltd. Class A	645,606	568
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	566
	Hunan Valin Steel Co. Ltd. Class A	874,300	563
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	562
*	Kingsoft Cloud Holdings Ltd.	3,088,995	561
	Sunwoda Electronic Co. Ltd. Class A	235,400	560
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	559
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	27,319	554
	Amlogic Shanghai Co. Ltd. Class A	60,336	552
	Huagong Tech Co. Ltd. Class A	137,159	551
*	OFILM Group Co. Ltd. Class A	479,400	551
*	China National Software & Service Co. Ltd. Class A	128,697	551
	Shanghai Electric Power Co. Ltd. Class A	422,000	549
	Wuhan Guide Infrared Co. Ltd. Class A	625,095	548
	Supcon Technology Co. Ltd. Class A	104,832	548
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	544
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	543
	Chifeng Jilong Gold Mining Co. Ltd. Class A	199,000	543
	HLA Group Corp. Ltd. Class A	598,053	543
*	J-Yuan Trust Co. Ltd. Class A	1,420,900	542
	Jinduicheng Molybdenum Co. Ltd. Class A	369,700	541
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	539
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	539
	Meihua Holdings Group Co. Ltd. Class A	382,100	539
	Dongxing Securities Co. Ltd. Class A	442,092	538
	Sinolink Securities Co. Ltd. Class A	492,400	538
	Shenzhen Goodix Technology Co. Ltd. Class A	61,800	537
	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	537
*	China Greatwall Technology Group Co. Ltd. Class A	442,000	532
*	Nanjing Securities Co. Ltd. Class A	486,400	532
	Piotech Inc. Class A	30,012	532
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	530
	CGN Power Co. Ltd. Class A	818,000	530
*,1,2	Remegen Co. Ltd. Class H	290,500	530
	Weifu High-Technology Group Co. Ltd. Class B	347,462	529
[2]	Pharmaron Beijing Co. Ltd. Class H	429,327	528
	Hwatsing Technology Co. Ltd. Class A	26,191	523
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	521
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	521
	Bank of Changsha Co. Ltd. Class A	500,900	521
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	520

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Zangge Mining Co. Ltd. Class A	163,196	520
*	Hoshine Silicon Industry Co. Ltd. Class A	78,400	519
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	612,082	519
	SDIC Capital Co. Ltd. Class A	621,600	517
	Zhejiang Longsheng Group Co. Ltd. Class A	414,800	516
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	869,600	516
	China National Accord Medicines Corp. Ltd. Class B	275,659	512
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	67,667	510
	Yunnan Energy New Material Co. Ltd. Class A	119,210	509
[1]	Tianqi Lithium Corp. Class H	185,600	509
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	282,286	508
	China Zheshang Bank Co. Ltd. Class A	1,301,950	508
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	508
	Changjiang Securities Co. Ltd. Class A	706,986	507
	China International Capital Corp. Ltd. Class A	120,800	506
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	505
	Angel Yeast Co. Ltd. Class A	121,700	505
	Juneyao Airlines Co. Ltd. Class A	319,218	503
	Goldwind Science & Technology Co. Ltd.	971,461	501
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	500
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	500
*	Shenzhen Longsys Electronics Co. Ltd. Class A	42,600	497
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	496
	Goldwind Science & Technology Co. Ltd. Class A	445,497	494
	Sinoma International Engineering Co. Class A	349,900	493
	Shaanxi Energy Investment Co. Ltd. Class A	344,100	493
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	491
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	79,200	491
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	167,800	491
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,207,990	490
	COSCO SHIPPING Development Co. Ltd. Class A	1,440,340	489
	CNGR Advanced Material Co. Ltd. Class A	117,712	487
	Southwest Securities Co. Ltd. Class A	893,700	486
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	647,800	485
	Ingenic Semiconductor Co. Ltd. Class A	62,500	484
[2]	Everbright Securities Co. Ltd. Class H	743,870	484
	Shanxi Coal International Energy Group Co. Ltd. Class A	270,600	483
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	480
	Flat Glass Group Co. Ltd. Class A	183,400	480
	Ginlong Technologies Co. Ltd. Class A	54,314	480
	China National Medicines Corp. Ltd. Class A	102,700	479
	Western Superconducting Technologies Co. Ltd. Class A	89,566	479
	Offshore Oil Engineering Co. Ltd. Class A	627,100	477
	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	474
	Guobo Electronics Co. Ltd. Class A	78,374	474
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	472
	Xiamen C & D Inc. Class A	428,300	470
	Shenzhen MTC Co. Ltd. Class A	671,146	469
	First Capital Securities Co. Ltd. Class A	636,700	467
*	Eastern Air Logistics Co. Ltd. Class A	210,498	467
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,017,007	462
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	462
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	159,214	461
*	Jinke Smart Services Group Co. Ltd. Class H	459,100	461
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	460
	GRG Banking Equipment Co. Ltd. Class A	328,787	459
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	315,800	459
	CNPC Capital Co. Ltd. Class A	594,191	459
	AVICOPTER plc Class A	78,400	458
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	457
	China Rare Earth Resources And Technology Co. Ltd. Class A	139,300	457
	Ecovacs Robotics Co. Ltd. Class A	80,000	456
	Bethel Automotive Safety Systems Co. Ltd. Class A	78,680	456
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	484,600	455
*	Yanlord Land Group Ltd.	1,342,387	452
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	452
	Ming Yang Smart Energy Group Ltd. Class A	326,600	450
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	447
	By-health Co. Ltd. Class A	237,266	445
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,400	443

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Hisense Visual Technology Co. Ltd. Class A	180,100	443
*	SICC Co. Ltd. Class A	59,095	443
	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	441
	Xiamen Tungsten Co. Ltd. Class A	187,399	441
	Anjoy Foods Group Co. Ltd. Class A	40,100	441
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	307,100	439
*,3	Wintime Energy Group Co. Ltd. Class A	2,881,900	439
	Han's Laser Technology Industry Group Co. Ltd. Class A	143,600	438
*	Pacific Securities Co Ltd./The/China Class A	928,800	438
*	IRICO Display Devices Co. Ltd. Class A	485,500	438
*	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	435
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	122,000	434
[2]	Blue Moon Group Holdings Ltd.	1,677,000	434
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	433
*	Wanda Film Holding Co. Ltd. Class A	279,999	433
	Yunnan Tin Co. Ltd. Class A	221,500	432
*	Seazen Holdings Co. Ltd. Class A	321,597	431
	Hangzhou First Applied Material Co. Ltd. Class A	199,872	430
	Hunan Gold Corp. Ltd. Class A	180,700	430
	Shenzhen Kedali Industry Co. Ltd. Class A	39,300	429
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	427
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	426
	People.cn Co. Ltd. Class A	155,681	426
	Tian Di Science & Technology Co. Ltd. Class A	529,200	426
	Lao Feng Xiang Co. Ltd. Class A	58,369	424
	Zhejiang Supor Co. Ltd. Class A	60,776	423
	Ningbo Joyson Electronic Corp. Class A	197,500	420
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	418
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	1,488,503	418
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	416
	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	415
	Jointown Pharmaceutical Group Co. Ltd. Class A	648,784	414
*	Beiqi Foton Motor Co. Ltd. Class A	1,048,800	414
*	Angang Steel Co. Ltd. Class H	2,658,568	412
*	Guolian Securities Co. Ltd. Class A	286,300	412
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	308,600	411
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	411
*	Bloomage Biotechnology Corp. Ltd. Class A	47,917	411
	Beijing Enlight Media Co. Ltd. Class A	382,000	408
	ACM Research Shanghai Inc. Class A	32,367	407
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	406
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,204,200	404
	Cathay Biotech Inc. Class A	74,263	404
	Hengyi Petrochemical Co. Ltd. Class A	448,600	402
	StarPower Semiconductor Ltd. Class A	31,780	401
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	400
*	Baiyin Nonferrous Group Co. Ltd. Class A	1,059,500	400
	Sichuan Changhong Electric Co. Ltd. Class A	638,000	400
	China Baoan Group Co. Ltd. Class A	342,200	399
*	Tianfeng Securities Co. Ltd. Class A	1,138,700	399
	Shandong Hi-speed Co. Ltd. Class A	338,700	399
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	398
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	220,300	398
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	398
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	397
	Yunnan Copper Co. Ltd. Class A	250,500	396
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	395
	Empyrean Technology Co. Ltd. Class A	36,230	395
*	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	393
	Topchoice Medical Corp. Class A	63,556	392
	Jafron Biomedical Co. Ltd. Class A	105,984	392
	Shenzhen Gas Corp. Ltd. Class A	408,000	392
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	84,889	390
	Weihai Guangwei Composites Co. Ltd. Class A	99,520	389
	Xiamen Faratronic Co. Ltd. Class A	32,300	388
	Bestechnic Shanghai Co. Ltd. Class A	16,276	388
	Songcheng Performance Development Co. Ltd. Class A	342,320	387
	Beijing Shougang Co. Ltd. Class A	1,001,600	387
	Liaoning Port Co. Ltd. Class A	2,183,500	387
	Huaan Securities Co. Ltd. Class A	594,900	386

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	China Great Wall Securities Co. Ltd. Class A	395,400	385
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	44,783	385
	Sinoma Science & Technology Co. Ltd. Class A	241,600	384
*	CSSC Science & Technology Co. Ltd. Class A	208,600	384
	Tasly Pharmaceutical Group Co. Ltd. Class A	197,000	384
	BBMG Corp. Class H	5,067,085	382
	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	382
	Capital Securities Co. Ltd. Class A	134,200	382
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	381
	Huaxin Cement Co. Ltd. Class A	187,800	380
	China South Publishing & Media Group Co. Ltd. Class A	230,100	376
	Guangzhou Development Group Inc. Class A	438,700	375
	Luxi Chemical Group Co. Ltd. Class A	238,800	373
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	372
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	372
	Bank of Guiyang Co. Ltd. Class A	508,200	370
	Wangsu Science & Technology Co. Ltd. Class A	352,300	369
	Sunresin New Materials Co. Ltd. Class A	67,300	369
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	368
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	368
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	169,597	368
	Shanghai United Imaging Healthcare Co. Ltd. Class A	22,829	367
	Oriental Pearl Group Co. Ltd. Class A	416,700	366
	Datang International Power Generation Co. Ltd. Class A	882,200	365
*	China Film Co. Ltd. Class A	245,666	365
	Kingnet Network Co. Ltd. Class A	279,500	365
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	363
	Jizhong Energy Resources Co. Ltd. Class A	461,603	362
*	Tianma Microelectronics Co. Ltd. Class A	364,666	361
	CECEP Wind-Power Corp. Class A	864,890	360
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	359
	Hesteel Co. Ltd. Class A	1,336,700	359
	Giant Network Group Co. Ltd. Class A	277,700	359
	An Hui Wenergy Co. Ltd. Class A	291,400	358
	Hangzhou Lion Electronics Co. Ltd. Class A	109,534	357
	Tianjin Guangyu Development Co. Ltd. Class A	292,500	356
*	Yonghui Superstores Co. Ltd. Class A	1,138,600	356
	Jiangsu Financial Leasing Co. Ltd. Class A	505,000	355
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	354
	Shanghai Rural Commercial Bank Co. Ltd. Class A	382,189	352
	Walvax Biotechnology Co. Ltd. Class A	218,600	350
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	348
*	Guosheng Financial Holding Inc. Class A	244,600	348
*	Shanxi Meijin Energy Co. Ltd. Class A	571,200	348
	FAW Jiefang Group Co. Ltd. Class A	296,300	347
	Fujian Kuncai Material Technology Co. Ltd. Class A	84,980	347
*	Sinopec Oilfield Service Corp. Class H	5,410,803	346
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	346
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	104,120	346
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	346
	Minmetals Capital Co. Ltd. Class A	580,800	346
	Thunder Software Technology Co. Ltd. Class A	54,800	345
	Bank of Chengdu Co. Ltd. Class A	169,900	343
*	NavInfo Co. Ltd. Class A	350,596	342
*,1,2	CanSino Biologics Inc. Class H	141,859	342
	Sinotrans Ltd. Class A	502,200	341
	Shede Spirits Co. Ltd. Class A	44,800	340
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	339
	Xiangcai Co. Ltd. Class A	374,600	339
	Zheshang Securities Co. Ltd. Class A	209,900	338
	Shennan Circuits Co. Ltd. Class A	21,938	337
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	131,500	337
	Sichuan Swellfun Co. Ltd. Class A	64,700	336
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	268,072	336
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	335
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	149,700	334
	Ningbo Shanshan Co. Ltd. Class A	314,000	334
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	332
	Shandong Humon Smelting Co. Ltd. Class A	212,176	331
	Jiangling Motors Corp. Ltd. Class A	74,254	330

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Sinomine Resource Group Co. Ltd. Class A	88,480	330
	Livzon Pharmaceutical Group Inc. Class A	64,500	328
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	328
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	325
	Shanghai Moons' Electric Co. Ltd. Class A	58,600	325
	COFCO Sugar Holding Co. Ltd. Class A	266,900	324
	Sealand Securities Co. Ltd. Class A	740,740	324
*	Tsinghua Tongfang Co. Ltd. Class A	450,300	322
*	BeiGene Ltd. Class A	17,882	321
	Shenzhen SC New Energy Technology Corp. Class A	44,100	320
	Beijing United Information Technology Co. Ltd. Class A	104,255	319
	Intco Medical Technology Co. Ltd. Class A	83,610	318
*	Qi An Xin Technology Group Inc. Class A	94,732	317
	Hoymiles Power Electronics Inc. Class A	17,184	316
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	67,634	315
	Shanxi Securities Co. Ltd. Class A	455,390	314
	CECEP Solar Energy Co. Ltd. Class A	509,880	314
	BTG Hotels Group Co. Ltd. Class A	182,796	314
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	240,100	314
	Shenzhen SED Industry Co. Ltd. Class A	159,100	313
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	310
	All Winner Technology Co. Ltd. Class A	90,420	310
	Kingfa Sci & Tech Co. Ltd. Class A	340,600	309
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	46,000	308
	Wanxiang Qianchao Co. Ltd. Class A	479,233	307
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	92,900	306
	Skshu Paint Co. Ltd. Class A	67,788	305
	YongXing Special Materials Technology Co. Ltd. Class A	65,910	305
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	304
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	304
	Beijing Originwater Technology Co. Ltd. Class A	516,100	302
	Hongta Securities Co. Ltd. Class A	304,100	302
	Glarun Technology Co. Ltd. Class A	159,000	302
*	Sichuan New Energy Power Co. Ltd. Class A	216,500	302
	Huali Industrial Group Co. Ltd. Class A	37,300	301
	Fujian Funeng Co. Ltd. Class A	202,540	300
	Fangda Carbon New Material Co. Ltd. Class A	485,516	300
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	300
	Fujian Sunner Development Co. Ltd. Class A	160,100	299
	Beijing Sinnet Technology Co. Ltd. Class A	261,100	299
	Xinjiang Daqo New Energy Co. Ltd. Class A	106,415	299
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	297
	Central China Securities Co. Ltd. Class H	2,148,621	297
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	295
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	294
	Zhongshan Public Utilities Group Co. Ltd. Class A	279,400	293
	Beijing Ultrapower Software Co. Ltd. Class A	254,000	293
	China Railway Hi-tech Industry Co. Ltd. Class A	282,200	293
	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	292
	Bank of Qingdao Co. Ltd. Class A	636,280	292
[2]	Joinn Laboratories China Co. Ltd. Class H	305,563	292
	China Meheco Group Co. Ltd. Class A	202,720	290
	Wolong Electric Group Co. Ltd. Class A	172,500	290
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	289
*	Yifan Pharmaceutical Co. Ltd. Class A	174,100	288
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	253,800	287
	Goke Microelectronics Co. Ltd. Class A	37,300	286
	Jiangsu Pacific Quartz Co. Ltd.Class A	72,300	285
	Gemdale Corp. Class A	649,600	284
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	284
*	Greenland Holdings Corp. Ltd. Class A	1,423,000	283
	Wangfujing Group Co. Ltd. Class A	139,900	283
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	282
*	Polaris Bay Group Co. Ltd. Class A	304,100	280
	DongFeng Automobile Co. Ltd. Class A	266,800	280
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	279
	Zhefu Holding Group Co. Ltd. Class A	694,800	278
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	278
	Shanghai Construction Group Co. Ltd. Class A	851,600	276
	China World Trade Center Co. Ltd. Class A	93,200	276

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Canmax Technologies Co. Ltd. Class A	114,920	276
	Beijing Jingneng Power Co. Ltd. Class A	588,800	276
	State Grid Yingda Co. Ltd. Class A	464,906	276
	CITIC Heavy Industries Co. Ltd. Class A	525,500	276
	Xiamen ITG Group Corp. Ltd. Class A	308,000	274
	Ovctek China Inc. Class A	120,520	274
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	272
	Shenghe Resources Holding Co. Ltd. Class A	237,500	272
	Eyebright Medical Technology Beijing Co. Ltd. Class A	24,993	272
	Jiangsu Expressway Co. Ltd. Class A	152,175	271
	Aisino Corp. Class A	239,300	270
	Northeast Securities Co. Ltd. Class A	324,100	269
	Keda Industrial Group Co. Ltd. Class A	270,600	269
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	360,200	268
	Zhongtai Securities Co. Ltd. Class A	321,300	268
*	Angang Steel Co. Ltd. Class A	884,100	267
	JiuGui Liquor Co. Ltd. Class A	47,100	267
*	Sinopec Oilfield Service Corp. Class A	1,051,000	267
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	266
	Bright Dairy & Food Co. Ltd. Class A	234,200	266
	Chongqing Taiji Industry Group Co. Ltd. Class A	75,800	266
[2]	Qingdao Port International Co. Ltd. Class H	355,433	265
*	ASR Microelectronics Co. Ltd. Class A	50,660	265
	Shaanxi International Trust Co. Ltd. Class A	645,800	263
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	263
*	GCL System Integration Technology Co. Ltd. Class A	974,100	263
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	262
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	262
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	108,500	260
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	259
	Newland Digital Technology Co. Ltd. Class A	140,399	259
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	259
	Huafa Industrial Co. Ltd. Zhuhai Class A	313,100	259
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	259
	CMST Development Co. Ltd. Class A	379,200	258
	Shanghai M&G Stationery Inc. Class A	62,300	258
	AVIC Chengdu UAS Co. Ltd. Class A	56,215	258
	STO Express Co. Ltd. Class A	207,099	257
	Shenzhen Airport Co. Ltd. Class A	282,616	256
	DHC Software Co. Ltd. Class A	399,300	256
	Huaxi Securities Co. Ltd. Class A	270,300	256
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	255
*	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	254
	Zhejiang Medicine Co. Ltd. Class A	131,900	254
	China Meidong Auto Holdings Ltd.	960,000	253
	Sany Heavy Energy Co. Ltd. Class A	71,906	253
*	Guangshen Railway Co. Ltd. Class A	505,300	252
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	61,097	251
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	251
	Hainan Mining Co. Ltd. Class A	310,500	251
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	248
*	Shandong Chenming Paper Holdings Ltd. Class H	1,123,298	247
	China Enterprise Co. Ltd. Class A	666,255	247
	Vanchip Tianjin Technology Co. Ltd. Class A	51,044	247
	ORG Technology Co. Ltd. Class A	414,500	246
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	78,300	246
	Xi'An Shaangu Power Co. Ltd. Class A	224,500	246
*	Bank of Zhengzhou Co. Ltd. Class A	978,341	245
*	Oriental Energy Co. Ltd. Class A	214,100	245
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	244
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	244
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	244
	Harbin Boshi Automation Co. Ltd. Class A	142,800	243
	Yonfer Agricultural Technology Co. Ltd. Class A	156,400	242
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	242
*	Jiangxi Special Electric Class A	232,600	241
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	239
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	59,600	239
*	Xinhu Zhongbao Co. Ltd. Class A	1,026,100	238
	GoodWe Technologies Co. Ltd. Class A	28,123	235

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	233
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	232
	Winning Health Technology Group Co. Ltd. Class A	298,080	232
	Chongqing Water Group Co. Ltd. Class A	330,700	232
*	Dada Nexus Ltd. ADR	175,137	231
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	231
*	Bank of Xi'an Co. Ltd. Class A	502,500	231
*	Tangshan Jidong Cement Co. Ltd. Class A	365,900	229
	Suofeiya Home Collection Co. Ltd. Class A	116,200	227
	Liaoning Cheng Da Co. Ltd. Class A	190,500	227
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	226
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	582,730	226
	Hangzhou Iron & Steel Co. Class A	443,600	226
	Rockchip Electronics Co. Ltd. Class A	26,300	225
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	415,500	225
*	Guangdong Golden Dragon Development Inc. Class A	136,800	224
	Guangdong Electric Power Development Co. Ltd. Class A	341,100	224
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	15,419	223
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	221
	TianShan Material Co. Ltd. Class A	293,400	221
*	Sinochem International Corp. Class A	418,000	221
	Wuxi Autowell Technology Co. Ltd. Class A	40,534	220
*	Farasis Energy Gan Zhou Co. Ltd. Class A	165,211	220
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	219
*	Ourpalm Co. Ltd. Class A	375,000	219
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	128,727	218
	Shandong Publishing & Media Co. Ltd. Class A	145,100	218
	Raytron Technology Co. Ltd. Class A	57,119	218
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	216
	CETC Cyberspace Security Technology Co. Ltd. Class A	114,898	216
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	216
	iRay Technology Co. Ltd. Class A	14,523	216
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	214
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	213
	Fushun Special Steel Co. Ltd. Class A	263,500	213
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	212
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	174,371	211
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	210
	Yangling Metron New Material Inc. Class A	78,900	210
	Kaishan Group Co. Ltd. Class A	163,044	209
	Hefei Meiya Optoelectronic Technology Inc. Class A	95,810	209
	Chinalin Securities Co. Ltd. Class A	141,500	209
	Tianjin Port Co. Ltd. Class A	322,500	209
	Zhejiang Hailiang Co. Ltd. Class A	193,600	208
	Chengxin Lithium Group Co. Ltd. Class A	115,200	208
	Tianshan Aluminum Group Co. Ltd. Class A	218,800	208
*	Bluestar Adisseo Co. Class A	133,700	207
	Dongguan Development Holdings Co. Ltd. Class A	145,600	207
	BBMG Corp. Class A	1,057,400	206
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	128,600	206
	Shanghai Awinic Technology Co. Ltd. Class A	31,562	206
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	205
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	230,200	204
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	204
	Micro-Tech Nanjing Co. Ltd. Class A	24,211	204
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	203
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	203
	Baoji Titanium Industry Co. Ltd. Class A	59,223	203
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	314,900	202
	Taiji Computer Corp. Ltd. Class A	86,698	201
*	Beijing Jetsen Technology Co. Ltd. Class A	370,800	199
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	80,100	199
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	199
	Leyard Optoelectronic Co. Ltd. Class A	328,500	198
*	Shanghai Huayi Group Co. Ltd. Class A	223,700	198
	China Southern Power Grid Energy Storage Co. Ltd. Class A	149,300	197
*	Triangle Tyre Co. Ltd. Class A	94,400	197
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	196
	Guangzhou Port Co. Ltd. Class A	444,900	195
*	Remegen Co. Ltd. Class A	51,741	195

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Oppein Home Group Inc. Class A	30,762	194
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	194
	Weifu High-Technology Group Co. Ltd. Class A	82,500	194
*	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	194
	Longshine Technology Group Co. Ltd. Class A	161,400	194
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	61,201	193
*	Shanghai Huayi Group Co. Ltd. Class B	421,647	192
	Levima Advanced Materials Corp. Class A	101,600	192
	Huaxia Eye Hospital Group Class A	68,800	192
	Anhui Xinhua Media Co. Ltd. Class A	220,000	191
	BGI Genomics Co. Ltd. Class A	37,991	190
	Huaihe Energy Group Co. Ltd. Class A	391,900	190
*	Alpha Group Class A	233,900	189
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	316,800	189
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	188
*	Addsino Co. Ltd. Class A	205,500	186
*	Harbin Hatou Investment Co. Ltd. Class A	253,629	186
	Luenmei Quantum Co. Ltd. Class A	244,900	185
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	184
	Leo Group Co. Ltd. Class A	873,400	184
	Bank of Suzhou Co. Ltd. Class A	184,760	184
	Shenzhen Expressway Corp. Ltd. Class A	126,300	184
*	Hytera Communications Corp. Ltd. Class A	316,800	183
[1,2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	178,430	183
	Caida Securities Co. Ltd. Class A	215,500	183
*	3peak Inc. Class A	14,710	183
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	182
	Shanghai AJ Group Co. Ltd. Class A	315,233	182
	Lakala Payment Co. Ltd. Class A	106,100	181
	Shanghai Jahwa United Co. Ltd. Class A	72,900	181
	Pylon Technologies Co. Ltd. Class A	31,301	181
	Neusoft Corp. Class A	159,000	181
	Anker Innovations Technology Co. Ltd. Class A	23,660	178
	Jiangsu Guoxin Corp. Ltd. Class A	176,345	177
	Dongguan Yiheda Automation Co. Ltd. Class A	66,120	177
	Perfect World Co. Ltd. Class A	161,300	175
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	175
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	175
	Autel Intelligent Technology Corp. Ltd. Class A	48,686	175
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	172
	Sichuan Yahua Industrial Group Co. Ltd. Class A	137,700	172
	China International Marine Containers Group Co. Ltd. Class A	155,340	171
	Yunda Holding Co. Ltd. Class A	167,770	171
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	171
	Range Intelligent Computing Technology Group Co. Ltd. Class A	54,500	171
*	Financial Street Holdings Co. Ltd. Class A	536,890	170
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,880	170
	Keboda Technology Co. Ltd. Class A	24,000	169
	China TransInfo Technology Co. Ltd. Class A	137,600	168
	Jihua Group Corp. Ltd. Class A	482,300	168
	Hangzhou Shunwang Technology Co. Ltd. Class A	115,900	166
	BOC International China Co. Ltd. Class A	127,700	166
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	165
	Autohome Inc. Class A	26,424	164
	Hainan Drinda New Energy Technology Co. Ltd. Class A	30,700	163
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	162
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	477,970	162
*	Central China Securities Co. Ltd. Class A	316,700	162
	Anhui Expressway Co. Ltd. Class A	76,200	161
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	161
	Youngy Co. Ltd. Class A	36,300	161
	China Southern Power Grid Technology Co. Ltd. Class A	42,627	161
	Dian Diagnostics Group Co. Ltd. Class A	92,200	160
	Sangfor Technologies Inc. Class A	23,400	160
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	159
	C&S Paper Co. Ltd. Class A	158,800	159
*	Shenzhen Dynanonic Co. Ltd. Class A	41,632	159
	Shandong Denghai Seeds Co. Ltd. Class A	135,400	158
	Qingdao Port International Co. Ltd. Class A	125,700	158
	Laobaixing Pharmacy Chain JSC Class A	81,390	157

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Zhejiang HangKe Technology Inc. Co. Class A	66,043	157
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	157
	China National Accord Medicines Corp. Ltd. Class A	37,310	156
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	155
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	155
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	154
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	154
	Camel Group Co. Ltd. Class A	148,270	154
	Valiant Co. Ltd. Class A	115,600	153
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	153
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	58,000	152
	Xinfengming Group Co. Ltd. Class A	81,300	150
	Hoyuan Green Energy Co. Ltd. Class A	68,500	150
*	Rising Nonferrous Metals Share Co. Ltd. Class A	41,800	150
	Jiangling Motors Corp. Ltd. Class B	105,836	148
	Zhejiang Runtu Co. Ltd. Class A	181,405	146
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	146
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	144
*	Wonders Information Co. Ltd. Class A	183,400	144
	Far East Smarter Energy Co. Ltd. Class A	280,600	144
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	143
	Joyoung Co. Ltd. Class A	95,700	142
	Visual China Group Co. Ltd. Class A	87,900	142
	Huapont Life Sciences Co. Ltd. Class A	257,600	142
	Jiajiayue Group Co. Ltd. Class A	121,900	142
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	142
	Shanghai Environment Group Co. Ltd. Class A	135,360	141
	Zhejiang Construction Investment Group Co. Ltd. Class A	132,300	141
*	LianChuang Electronic Technology Co. Ltd. Class A	145,110	140
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	140
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	136,900	140
	Qinhuangdao Port Co. Ltd. Class A	294,000	139
	Tianneng Battery Group Co. Ltd. Class A	44,341	139
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	138
	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	137
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	137
	Shanghai Bailian Group Co. Ltd. Class B	308,716	136
	China Merchants Port Group Co. Ltd. Class A	48,600	136
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	136
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	136
	Daan Gene Co. Ltd. Class A	192,016	135
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	384,200	135
*	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	134
	Guangdong South New Media Co. Ltd. Class A	29,300	134
	Chongqing Department Store Co. Ltd. Class A	50,200	134
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	133
	OPT Machine Vision Tech Co. Ltd. Class A	16,155	133
	Deppon Logistics Co. Ltd. Class A	73,700	132
	Sichuan Teway Food Group Co. Ltd. Class A	89,244	132
*	Shanying International Holding Co. Ltd. Class A	647,200	131
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	130
	Jinyu Bio-Technology Co. Ltd. Class A	138,000	130
*	Cinda Real Estate Co. Ltd. Class A	318,983	130
	Beijing Gehua CATV Network Co. Ltd. Class A	154,600	130
	Autobio Diagnostics Co. Ltd. Class A	22,100	129
	Porton Pharma Solutions Ltd. Class A	73,195	129
*	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	128
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	128
*	Hunan Corun New Energy Co. Ltd. Class A	246,100	127
	Rizhao Port Co. Ltd. Class A	319,600	126
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	123
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	122
*	CanSino Biologics Inc. Class A	21,240	121
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	120
	NanJi E-Commerce Co. Ltd. Class A	314,099	119
	Yuneng Technology Co. Ltd. Class A	17,012	119
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	118
	Luxin Venture Capital Group Co. Ltd. Class A	86,800	118
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	116
	Shanghai Bailian Group Co. Ltd. Class A	104,700	116

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Easyhome New Retail Group Co. Ltd.Class A	323,400	115
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	113
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	112
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	25,600	112
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	110
	JL Mag Rare-Earth Co. Ltd. Class A	65,920	110
	Joinn Laboratories China Co. Ltd. Class A	51,828	109
	China Animal Husbandry Industry Co. Ltd. Class A	118,000	109
*	Topsec Technologies Group Inc. Class A	163,600	108
*	Greattown Holdings Ltd. Class A	227,200	108
*,3	China Grand Automotive Services Group Co. Ltd. Series A	1,009,400	108
*	KingClean Electric Co. Ltd. Class A	35,714	107
	Winner Medical Co. Ltd. Class A	29,540	107
	Shenzhen Aisidi Co. Ltd. Class A	83,700	106
	Opple Lighting Co. Ltd. Class A	47,874	105
	Qingdao Rural Commercial Bank Corp. Class A	289,500	105
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	104
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	103
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	103
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	103
*	Hunan Changyuan Lico Co. Ltd. Class A	158,590	103
*	Tibet Summit Resources Co. Ltd. Class A	79,600	102
	Jointo Energy Investment Co. Ltd. Hebei Class A	140,800	101
	Skyworth Digital Co. Ltd. Class A	88,700	101
*	Beijing Capital Development Co. Ltd. Class A	340,513	101
*	Suning Universal Co. Ltd. Class A	420,023	100
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	98
	Shenzhen Jinjia Group Co. Ltd. Class A	178,500	95
	Sinosoft Co. Ltd. Class A	39,750	95
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	570,100	95
	Inmyshow Digital Technology Group Co. Ltd. Class A	177,000	94
*	NSFOCUS Technologies Group Co. Ltd. Class A	128,395	93
*	Rongan Property Co. Ltd. Class A	245,300	93
	Maccura Biotechnology Co. Ltd. Class A	55,900	91
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	49,972	91
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	59,800	91
*	MGI Tech Co. Ltd. Class A	14,830	91
	Digital China Information Service Co. Ltd. Class A	72,800	90
*	Beijing Haixin Energy Technology Co. Ltd. Class A	292,200	88
*	ADAMA Ltd. Class A	134,900	85
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	84
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	143,300	82
	North China Pharmaceutical Co. Ltd. Class A	122,700	80
	Guangdong Marubi Biotechnology Co. Ltd. Class A	23,989	80
*	Youzu Interactive Co. Ltd. Class A	74,000	79
	Transfar Zhilian Co. Ltd. Class A	144,000	78
*	Maanshan Iron & Steel Co. Ltd. Class H	552,000	77
	Guizhou Zhenhua E Chem Inc. Class A	62,464	76
	Shanghai SMI Holding Co. Ltd. Class A	154,200	76
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	113,100	76
	Juewei Food Co. Ltd. Class A	34,894	74
	Double Medical Technology Inc. Class A	19,400	68
*	Offcn Education Technology Co. Ltd. Class A	277,400	64
*	Liuzhou Iron & Steel Co. Ltd. Class A	169,100	64
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	63
	Chengdu XGimi Technology Co. Ltd. Class A	6,844	63
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	62
*	Blue Sail Medical Co. Ltd. Class A	99,100	61
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	61
	Toly Bread Co. Ltd. Class A	76,654	59
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	55
	Bestore Co. Ltd. Class A	35,300	55
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	55
	Sansure Biotech Inc. Class A	20,483	55
*	Huayi Brothers Media Corp. Class A	235,000	55
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	53
*	China Fortune Land Development Co. Ltd. Class A	319,200	48
*	Jilin Yatai Group Co. Ltd. Class A	336,000	48
	Xiamen Intretech Inc. Class A	26,180	44
	Three Squirrels Inc. Class A	18,000	44

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	Red Star Macalline Group Corp. Ltd. Class A	107,580	38
	China West Construction Group Co. Ltd. Class A	50,600	36
*	Shandong Chenming Paper Holdings Ltd. Class A	61,800	30
	CSG Holding Co. Ltd. Class A	30,500	21
	Contec Medical Systems Co. Ltd. Class A	11,700	21
*,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	22,736	10
*,3	Yango Group Co. Ltd. Class A	522,797	—
			3,956,220
Colombia (0.0%)
	Bancolombia SA ADR	212,094	7,067
	Interconexion Electrica SA ESP	882,001	3,810
	Ecopetrol SA	5,689,719	3,055
[1]	Ecopetrol SA ADR	189,244	2,029
	Cementos Argos SA	202,362	417
			16,378
Czech Republic (0.0%)
	CEZ A/S	314,083	12,094
	Komercni banka A/S	150,625	5,204
[2]	Moneta Money Bank A/S	670,223	3,069
	Colt CZ Group SE	14,222	404
			20,771
Denmark (2.1%)
	Novo Nordisk A/S Class B	6,031,853	799,178
	DSV A/S	331,183	60,754
*	Vestas Wind Systems A/S	1,987,312	49,180
	Novonesis (Novozymes) B Class B	682,162	43,424
	Danske Bank A/S	1,307,819	39,996
*	Genmab A/S	127,820	36,105
	Coloplast A/S Class B	245,951	31,974
	Pandora A/S	161,686	25,345
*,2	Orsted A/S	372,685	22,213
	Carlsberg A/S Class B	182,074	21,987
	AP Moller - Maersk A/S Class B	8,724	14,432
	Tryg A/S	657,203	14,389
	AP Moller - Maersk A/S Class A	5,927	9,628
	ROCKWOOL A/S Class B	16,970	7,501
*	Demant A/S	188,273	7,218
	H Lundbeck A/S	499,913	3,126
*	Svitzer Group A/S	26,512	1,016
	H Lundbeck A/S Class A	124,308	669
			1,188,135
Egypt (0.0%)
	Commercial International Bank Egypt SAE	4,495,819	7,712
	Telecom Egypt Co.	670,733	470
	Egypt Kuwait Holding Co. SAE (XCAI)	437,682	336
			8,518
Finland (0.6%)
	Nordea Bank Abp	5,225,418	61,191
	Nokia OYJ	10,300,788	40,481
	Sampo OYJ Class A	883,063	38,709
	UPM-Kymmene OYJ	1,053,638	34,850
	Kone OYJ Class B	646,003	32,988
	Wartsila OYJ Abp	960,707	19,853
	Neste OYJ	821,015	16,570
	Nordea Bank Abp (XHEL)	1,352,739	15,829
	Stora Enso OYJ Class R	1,130,027	14,127
	Fortum OYJ	862,808	13,267
	Elisa OYJ	279,558	13,017
	Metso OYJ	1,268,402	12,888
	Kesko OYJ Class B	531,134	9,607
	Orion OYJ Class B	204,345	9,387
	Valmet OYJ	323,447	9,160
			341,924
France (6.5%)
	LVMH Moet Hennessy Louis Vuitton SE	485,999	342,805
	TotalEnergies SE	3,966,236	267,587
	Schneider Electric SE	1,051,706	253,498

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Sanofi SA	2,163,070	222,996
	Airbus SE	1,158,501	175,312
*	L'Oreal SA Loyalty Shares	348,321	150,631
	Safran SA	666,190	146,357
	Hermes International SCA	66,857	146,105
*	Air Liquide SA Loyalty Shares	756,899	138,103
	EssilorLuxottica SA	602,569	137,892
	BNP Paribas SA	1,978,820	135,576
	AXA SA	3,524,290	123,737
	Vinci SA	968,150	110,483
	Danone SA	1,233,538	80,137
	Cie de Saint-Gobain SA	905,783	77,703
	Capgemini SE	316,260	62,785
	Air Liquide SA (XPAR)	316,917	57,824
	Cie Generale des Etablissements Michelin SCA	1,384,692	54,818
	Legrand SA	499,970	54,020
	Pernod Ricard SA	398,998	53,389
	Dassault Systemes SE	1,324,799	50,221
	Publicis Groupe SA	451,342	47,118
	L'Oreal SA (XPAR)	107,339	46,418
	Kering SA	142,164	43,664
	STMicroelectronics NV	1,283,758	42,445
	Orange SA	3,785,853	42,013
	Veolia Environnement SA	1,231,350	38,681
	Societe Generale SA	1,439,432	37,334
*	Engie SA Loyalty Shares	2,201,433	34,607
	Thales SA	192,306	30,568
	Credit Agricole SA	1,997,064	30,306
	Edenred SE	492,253	20,497
	Bureau Veritas SA	605,196	18,936
	Renault SA	378,080	18,323
	Engie SA (XPAR)	1,139,021	17,906
[2]	Euronext NV	158,080	15,982
	Teleperformance SE	118,617	15,270
	Carrefour SA	1,021,942	15,245
*	Unibail-Rodamco-Westfield	203,190	15,195
	Eurofins Scientific SE	255,664	15,136
	Eiffage SA	151,544	15,082
*	Alstom SA	683,849	13,398
	Vivendi SE	1,246,940	13,306
	Accor SA	338,066	13,010
	Bouygues SA	358,101	12,364
	Getlink SE	690,007	12,296
	Rexel SA	464,590	11,804
	Klepierre SA	402,072	11,513
	Bollore SE	1,752,976	10,912
	Arkema SA	112,763	10,176
	Sartorius Stedim Biotech	50,294	10,036
	Gecina SA	100,653	9,979
	Dassault Aviation SA	42,885	8,634
	BioMerieux	80,734	8,520
	Aeroports de Paris SA	62,735	8,243
[2]	Amundi SA	111,983	8,173
*	Air Liquide SA (XETR)	42,623	7,777
	Ipsen SA	67,814	7,614
[2]	La Francaise des Jeux SAEM	194,503	7,546
*	Sodexo SA ACT Loyalty Shares	71,094	6,733
	SCOR SE	296,355	6,343
*	SOITEC	48,569	6,262
[2]	Neoen SA	136,550	5,694
	Covivio SA	106,231	5,468
*,2	Worldline SA	474,810	5,388
	Wendel SE	54,082	5,182
	Valeo SE	433,746	4,956
	Sodexo SA (XPAR)	51,552	4,882
*	Eurazeo SE Prime DE Fidelite	56,737	4,464
*	Pluxee NV	172,338	4,040
*	Sodexo SA Loyalty Shares 2025	38,129	3,611
[1]	Remy Cointreau SA	45,006	3,551
*	SEB SA Loyalty Shares	31,871	3,189

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	JCDecaux SE	145,668	3,037
	Eurazeo SE (XPAR)	25,966	2,043
*	Engie SA	127,790	2,009
[2]	Ayvens SA	270,929	1,794
	SEB SA (XPAR)	16,309	1,632
*	Eurazeo SE	11,587	912
*	Sodexo Inc. (Prime Fidelite 2026)	6,296	596
*	Sodexo SA (Loyalty Line 2025)	5,047	478
			3,670,270
Germany (5.0%)
	SAP SE	2,165,163	457,759
	Siemens AG (Registered)	1,465,920	268,406
	Allianz SE (Registered)	771,206	217,222
	Deutsche Telekom AG (Registered)	6,614,258	173,012
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	260,655	128,379
	Mercedes-Benz Group AG	1,650,966	109,136
	Infineon Technologies AG	2,561,671	88,988
	Deutsche Post AG	1,943,927	86,710
	BASF SE	1,756,541	81,780
	adidas AG	325,835	81,653
	Deutsche Boerse AG	364,027	74,541
	E.ON SE	4,380,192	61,424
	Deutsche Bank AG (Registered)	3,862,000	60,114
	Bayer AG (Registered)	1,941,929	57,774
	Bayerische Motoren Werke AG (XETR)	581,146	53,901
	RWE AG	1,407,517	52,530
	Rheinmetall AG	85,785	46,723
	Merck KGaA	255,574	45,664
	Vonovia SE	1,374,521	42,143
	Daimler Truck Holding AG	1,032,350	39,858
	Commerzbank AG	2,035,303	33,180
	Symrise AG	257,574	32,462
*	Siemens Energy AG	1,062,800	30,862
	MTU Aero Engines AG	105,981	30,010
	Hannover Rueck SE	118,813	29,500
[2]	Siemens Healthineers AG	549,527	29,454
*	Fresenius SE & Co. KGaA	814,440	29,182
	Beiersdorf AG	195,516	28,379
	Heidelberg Materials AG	270,241	28,153
*,2	Covestro AG	366,972	21,603
*	Qiagen NV	420,202	18,696
	Brenntag SE	257,388	18,310
	Fresenius Medical Care AG	399,999	15,435
	Henkel AG & Co. KGaA (XTER)	194,201	15,047
	GEA Group AG	339,542	14,993
	Continental AG	214,259	13,135
	LEG Immobilien SE (XETR)	146,329	12,764
[2]	Scout24 SE	146,042	11,546
*,2	Zalando SE	432,013	11,070
	Knorr-Bremse AG	130,898	10,526
	CTS Eventim AG & Co. KGaA	115,851	10,205
	Nemetschek SE	106,718	10,193
	Puma SE	196,836	9,768
	Evonik Industries AG	447,565	9,064
*,2	Delivery Hero SE	390,924	8,697
	Talanx AG	108,806	8,266
	Rational AG	9,423	8,249
	Deutsche Lufthansa AG (Registered)	1,165,654	7,305
	Bechtle AG	161,890	7,154
[1]	Volkswagen AG	56,191	6,630
	KION Group AG	142,062	5,619
	HOCHTIEF AG	42,772	5,085
	Carl Zeiss Meditec AG (Bearer)	72,214	4,940
	thyssenkrupp AG	971,768	3,721
*	Fraport AG Frankfurt Airport Services Worldwide	71,445	3,628
	Traton SE	99,322	3,134
	Wacker Chemie AG	30,213	3,020
[2]	DWS Group GmbH & Co. KGaA	68,142	2,577
	RTL Group SA	76,068	2,396

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Fielmann Group AG	48,517	2,197
	FUCHS SE	60,597	2,102
	Deutsche Wohnen SE	97,797	1,942
[1]	Sixt SE (XETR)	27,769	1,938
	Sartorius AG	4,596	1,026
			2,790,880
Greece (0.2%)
	National Bank of Greece SA	1,462,844	12,841
	Eurobank Ergasias Services and Holdings SA Class A	4,988,533	11,430
	Metlen Energy & Metals SA	216,310	8,549
	Piraeus Financial Holdings SA	2,010,054	8,492
	Alpha Services and Holdings SA	4,233,072	7,810
	OPAP SA	375,909	6,555
	JUMBO SA	212,603	5,697
	Hellenic Telecommunications Organization SA	325,923	5,355
	Public Power Corp. SA	404,842	5,157
	Motor Oil Hellas Corinth Refineries SA	114,884	2,928
	Titan Cement International SA	78,526	2,795
	Terna Energy SA	108,095	2,251
	GEK TERNA SA	108,841	2,109
	HELLENiQ ENERGY Holdings SA	183,456	1,469
	Optima bank SA	108,635	1,438
*	LAMDA Development SA	163,159	1,344
	Aegean Airlines SA	76,910	958
	Athens International Airport SA	93,774	809
	Cenergy Holdings SA	67,379	705
	Sarantis SA	58,908	700
	Holding Co. ADMIE IPTO SA	240,220	587
*	Epsilon Net SA	43,467	565
*	Intrakat Technical & Energy Projects SA	94,003	507
	Viohalco SA	79,412	506
	Athens Water Supply & Sewage Co. SA	79,168	498
	Autohellas Tourist and Trading SA	37,932	487
	Ellaktor SA	165,836	351
	Piraeus Port Authority SA	11,411	321
	Quest Holdings SA	49,530	288
*	Intralot SA-Integrated Information Systems & Gaming Services	105,562	141
*,3	FF Group	60,219	—
			93,643
Hong Kong (1.2%)
	AIA Group Ltd.	22,160,611	148,229
	Hong Kong Exchanges & Clearing Ltd.	2,505,355	73,901
	Techtronic Industries Co. Ltd.	2,585,274	33,109
	CLP Holdings Ltd.	3,250,871	27,901
	CK Hutchison Holdings Ltd.	5,235,599	27,351
	Sun Hung Kai Properties Ltd.	2,808,494	24,317
	Link REIT	5,043,030	21,277
	BOC Hong Kong Holdings Ltd.	7,079,530	20,597
	Lenovo Group Ltd.	15,206,809	19,696
	Galaxy Entertainment Group Ltd.	4,244,061	17,842
	Hong Kong & China Gas Co. Ltd.	21,579,110	17,584
	Hang Seng Bank Ltd.	1,426,037	17,463
	Power Assets Holdings Ltd.	2,705,904	17,246
	CK Asset Holdings Ltd.	3,767,438	14,396
	Jardine Matheson Holdings Ltd.	386,532	13,617
[2]	WH Group Ltd.	15,301,002	9,946
	MTR Corp. Ltd.	2,866,172	9,272
*	Sands China Ltd.	4,731,904	8,871
[2]	ESR Group Ltd.	5,198,314	7,859
	CK Infrastructure Holdings Ltd.	1,170,559	7,807
[2]	Samsonite International SA	2,644,003	7,625
	Wharf Real Estate Investment Co. Ltd.	3,047,420	7,492
	Henderson Land Development Co. Ltd.	2,605,302	7,318
	PRADA SpA	1,013,035	7,303
	Sino Land Co. Ltd.	6,894,520	7,131
	Hongkong Land Holdings Ltd.	2,163,354	6,987
	Swire Pacific Ltd. Class A	807,352	6,965
	ASMPT Ltd.	609,500	6,373
	SITC International Holdings Co. Ltd.	2,555,534	5,703

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Wharf Holdings Ltd.	1,898,643	5,206
	AAC Technologies Holdings Inc.	1,339,337	4,903
	Xinyi Glass Holdings Ltd.	4,179,583	4,415
	PCCW Ltd.	8,228,776	4,266
[2]	Budweiser Brewing Co. APAC Ltd.	3,335,133	4,050
*	HUTCHMED China Ltd.	971,500	3,757
[2]	BOC Aviation Ltd.	419,326	3,679
	Orient Overseas International Ltd.	260,500	3,669
	Bank of East Asia Ltd.	2,785,052	3,513
	L'Occitane International SA	793,355	3,435
	Swire Properties Ltd.	2,114,292	3,339
	Chow Tai Fook Jewellery Group Ltd.	3,373,097	3,063
	Hang Lung Properties Ltd.	3,598,140	2,638
	New World Development Co. Ltd.	2,722,554	2,538
	Yue Yuen Industrial Holdings Ltd.	1,423,824	2,324
	Wynn Macau Ltd.	2,949,720	2,179
*	MMG Ltd.	6,904,277	2,143
	Cathay Pacific Airways Ltd.	2,037,730	2,129
	MGM China Holdings Ltd.	1,453,723	2,121
	VTech Holdings Ltd.	319,820	2,104
	Kerry Properties Ltd.	1,183,233	2,016
	First Pacific Co. Ltd.	4,527,139	2,015
	Hang Lung Group Ltd.	1,738,040	1,905
	Swire Pacific Ltd. Class B	1,463,588	1,897
	Man Wah Holdings Ltd.	2,891,653	1,705
	Hysan Development Co. Ltd.	1,190,877	1,631
	Shangri-La Asia Ltd.	2,180,616	1,529
*,1	SJM Holdings Ltd.	4,726,143	1,523
	NWS Holdings Ltd.	1,657,079	1,484
*	NagaCorp Ltd.	2,750,565	1,326
	Vitasoy International Holdings Ltd.	1,612,957	1,157
	DFI Retail Group Holdings Ltd.	599,214	1,048
	Johnson Electric Holdings Ltd.	725,143	1,003
*	Melco International Development Ltd.	1,601,675	940
*,2	FIT Hon Teng Ltd.	2,240,242	774
	China Travel International Investment Hong Kong Ltd.	5,292,794	746
	Champion REIT	3,668,530	745
	Nexteer Automotive Group Ltd.	1,648,541	715
*	United Energy Group Ltd.	15,262,205	655
	Huabao International Holdings Ltd.	1,942,849	580
	Dah Sing Banking Group Ltd.	658,505	521
*,1	Super Hi International Holding Ltd.	323,523	514
	Kerry Logistics Network Ltd.	532,965	466
			693,544
Hungary (0.1%)
	OTP Bank Nyrt	453,912	23,268
	Richter Gedeon Nyrt	286,401	8,166
	MOL Hungarian Oil & Gas plc	867,908	6,764
	Magyar Telekom Telecommunications plc	714,128	2,139
			40,337
Iceland (0.0%)
	Marel HF	1,145,201	4,170
[2]	Arion Banki HF	2,802,963	2,691
*	Alvotech SA	163,521	1,971
	Islandsbanki HF	2,261,037	1,682
	Hagar HF	2,087,422	1,275
*	Kvika banki HF	9,511,130	1,052
	Reitir fasteignafelag hf	1,431,854	889
	Festi HF	539,585	796
*	Hampidjan HF	699,413	602
	Eimskipafelag Islands hf	220,481	561
*	Icelandair Group HF	48,100,311	300
			15,989
India (6.3%)
	Reliance Industries Ltd.	6,572,835	236,967
	HDFC Bank Ltd.	11,100,978	214,518
	Tata Consultancy Services Ltd.	2,042,963	107,277
	Bharti Airtel Ltd. (XNSE)	5,419,473	96,813
	ICICI Bank Ltd.	6,203,459	90,424

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Infosys Ltd.	3,622,156	80,321
[1]	Infosys Ltd. ADR	3,289,598	72,799
	Mahindra & Mahindra Ltd.	1,910,618	66,509
	Axis Bank Ltd.	4,519,173	63,130
	Larsen & Toubro Ltd.	1,334,172	60,928
	Hindustan Unilever Ltd.	1,754,894	56,775
	Tata Motors Ltd.	3,553,663	49,217
	NTPC Ltd.	9,381,076	46,715
	Sun Pharmaceutical Industries Ltd.	2,152,689	44,276
	Maruti Suzuki India Ltd.	272,515	42,759
	HCL Technologies Ltd.	2,091,571	41,156
	Bajaj Finance Ltd.	496,270	40,439
*	Zomato Ltd.	13,517,298	37,173
	State Bank of India	3,542,854	37,040
	ITC Ltd.	5,920,610	35,101
	Power Grid Corp. of India Ltd.	8,283,082	34,501
	Titan Co. Ltd.	807,824	33,453
	Asian Paints Ltd.	895,268	33,042
	Tata Steel Ltd.	16,605,342	32,877
	UltraTech Cement Ltd.	227,294	32,317
	Oil & Natural Gas Corp. Ltd.	7,685,467	30,703
	Coal India Ltd.	4,485,206	28,054
	Adani Ports & Special Economic Zone Ltd.	1,460,414	27,464
	Bharat Electronics Ltd.	7,047,405	26,667
	Grasim Industries Ltd.	765,634	25,430
	Trent Ltd.	360,669	25,207
*	Jio Financial Services Ltd.	6,253,653	24,626
	Adani Enterprises Ltd.	617,701	23,442
	Tech Mahindra Ltd.	1,205,568	22,456
	JSW Steel Ltd.	1,988,913	22,106
	Hindustan Aeronautics Ltd.	375,098	22,105
	Hindalco Industries Ltd.	2,737,456	21,959
	Nestle India Ltd.	712,150	20,927
	Kotak Mahindra Bank Ltd.	961,362	20,827
*	Adani Power Ltd.	2,287,549	20,128
*	Suzlon Energy Ltd.	23,358,946	19,425
	Shriram Finance Ltd.	552,303	19,377
	Power Finance Corp. Ltd.	2,884,133	19,252
*	Cipla Ltd.	1,040,601	19,228
	REC Ltd.	2,479,444	19,153
*	Adani Green Energy Ltd.	830,306	18,369
	Indian Oil Corp. Ltd.	8,134,393	17,726
	Tata Consumer Products Ltd.	1,232,973	17,544
[2]	SBI Life Insurance Co. Ltd.	832,569	17,473
	Varun Beverages Ltd.	925,836	17,467
*,2	Avenue Supermarts Ltd.	295,665	17,445
*,2	InterGlobe Aviation Ltd.	324,444	17,350
	Hero MotoCorp Ltd.	259,159	17,026
	Vedanta Ltd.	3,122,194	16,843
[2]	HDFC Life Insurance Co. Ltd.	1,951,112	16,705
	Bharat Petroleum Corp. Ltd. (XNSE)	3,957,478	16,600
	Eicher Motors Ltd.	276,075	16,394
*	Britannia Industries Ltd.	236,557	16,357
	Tata Power Co. Ltd.	2,911,320	15,810
	Apollo Hospitals Enterprise Ltd.	196,803	15,582
	Bajaj Auto Ltd.	132,853	15,349
	Siemens Ltd.	176,484	15,069
	Gail India Ltd.	5,223,523	15,066
	Bajaj Finserv Ltd.	761,186	15,049
	Divi's Laboratories Ltd.	253,429	14,919
	Max Healthcare Institute Ltd.	1,293,976	14,289
	TVS Motor Co. Ltd.	468,337	14,184
	Dr. Reddy's Laboratories Ltd.	172,258	13,910
	Cholamandalam Investment and Finance Co. Ltd.	814,585	13,802
*	Indus Towers Ltd.	2,612,014	13,540
	DLF Ltd.	1,234,090	13,139
	Info Edge India Ltd.	152,845	12,853
*	Yes Bank Ltd.	39,728,837	12,617
	Indian Hotels Co. Ltd.	1,639,919	12,602
	Samvardhana Motherson International Ltd.	5,331,471	12,550

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Godrej Consumer Products Ltd.	722,847	12,465
	Cummins India Ltd.	268,016	12,358
[2]	LTIMindtree Ltd.	181,805	12,318
	Ambuja Cements Ltd.	1,451,235	11,805
	Persistent Systems Ltd.	201,358	11,651
[2]	ICICI Lombard General Insurance Co. Ltd.	481,010	11,558
	Pidilite Industries Ltd.	301,026	11,463
	CG Power & Industrial Solutions Ltd.	1,268,668	11,181
	Lupin Ltd.	482,700	11,046
	Colgate-Palmolive India Ltd.	263,821	10,767
*	PB Fintech Ltd.	615,524	10,708
	Havells India Ltd.	479,081	10,596
	Bharat Forge Ltd.	507,051	10,523
	Dixon Technologies India Ltd.	71,065	10,307
[1]	Wipro Ltd. ADR	1,651,373	10,172
	ABB India Ltd.	105,109	9,933
[2]	HDFC Asset Management Co. Ltd.	199,955	9,840
	United Spirits Ltd.	575,668	9,738
	Bharat Heavy Electricals Ltd.	2,539,239	9,606
	Torrent Power Ltd.	429,816	9,597
*	Adani Energy Solutions Ltd.	698,189	9,514
	Coforge Ltd.	125,287	9,470
	Jindal Steel & Power Ltd.	773,672	9,162
	MRF Ltd.	5,373	9,137
	Aurobindo Pharma Ltd.	531,423	9,119
	JSW Energy Ltd.	1,036,820	9,042
	Shree Cement Ltd.	26,828	8,902
	SRF Ltd.	279,492	8,847
	Tata Motors Ltd. Class A	926,886	8,809
	Dabur India Ltd.	1,146,579	8,717
	Federal Bank Ltd.	3,580,411	8,629
	Ashok Leyland Ltd.	2,794,180	8,599
	PI Industries Ltd.	161,141	8,540
	Hindustan Petroleum Corp. Ltd.	1,813,644	8,526
	Tube Investments of India Ltd.	171,660	8,499
	Voltas Ltd.	456,844	8,408
	Marico Ltd.	1,036,537	8,358
[2]	Indian Railway Finance Corp. Ltd.	3,538,342	8,218
	Rail Vikas Nigam Ltd.	1,125,512	8,127
	Supreme Industries Ltd.	126,705	8,120
	Phoenix Mills Ltd.	186,689	8,034
*	Godrej Properties Ltd.	207,909	8,015
*	Vodafone Idea Ltd.	41,018,584	7,982
[2]	Macrotech Developers Ltd.	506,997	7,939
	Polycab India Ltd.	95,765	7,868
	Embassy Office Parks REIT	1,751,120	7,585
	Mphasis Ltd.	218,078	7,559
	Zydus Lifesciences Ltd.	504,736	7,528
	Torrent Pharmaceuticals Ltd.	195,988	7,438
	NHPC Ltd.	5,897,750	7,424
	Wipro Ltd.	1,178,618	7,355
	Oil India Ltd.	1,054,990	7,287
	Bosch Ltd.	17,413	7,283
	KPIT Technologies Ltd.	326,217	7,200
	UPL Ltd.	1,042,653	7,138
	Indian Railway Catering & Tourism Corp. Ltd.	599,838	7,094
	Sundaram Finance Ltd.	134,302	6,949
	Container Corp. of India Ltd.	545,300	6,797
[2]	ICICI Prudential Life Insurance Co. Ltd.	762,154	6,715
	APL Apollo Tubes Ltd.	374,898	6,665
	NMDC Ltd.	2,300,866	6,662
	Petronet LNG Ltd.	1,506,934	6,645
	Alkem Laboratories Ltd.	103,366	6,559
	Punjab National Bank	4,399,010	6,536
	Balkrishna Industries Ltd.	160,036	6,364
*	Max Financial Services Ltd.	474,016	6,304
*	FSN E-Commerce Ventures Ltd.	2,726,092	6,299
*	IDFC First Bank Ltd.	6,905,343	6,284
	Solar Industries India Ltd.	48,355	6,252
	Bank of Baroda	2,051,501	6,228

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Bajaj Holdings & Investment Ltd.	53,937	6,206
	Astral Ltd. (XNSE)	234,688	6,144
	Oracle Financial Services Software Ltd.	46,009	6,086
	Page Industries Ltd.	11,949	6,060
*	GMR Airports Infrastructure Ltd.	4,896,277	5,967
	Adani Total Gas Ltd.	545,293	5,847
	Exide Industries Ltd.	914,450	5,726
	Tata Elxsi Ltd.	68,321	5,711
[2]	Sona Blw Precision Forgings Ltd.	697,932	5,670
	Jindal Stainless Ltd. (XNSE)	635,221	5,632
	Dr Reddy's Laboratories Ltd. ADR	69,033	5,611
	LIC Housing Finance Ltd.	602,027	5,535
	Tata Communications Ltd.	227,611	5,421
	Prestige Estates Projects Ltd.	246,150	5,355
	Steel Authority of India Ltd.	2,904,446	5,330
[2]	AU Small Finance Bank Ltd.	685,331	5,297
	Glenmark Pharmaceuticals Ltd.	299,154	5,254
	Kalyan Jewellers India Ltd.	757,098	5,251
	Oberoi Realty Ltd.	232,658	5,185
	Deepak Nitrite Ltd.	139,573	5,170
	SBI Cards & Payment Services Ltd.	591,390	5,142
	Jubilant Foodworks Ltd.	713,447	5,114
	ACC Ltd.	163,339	5,066
	Canara Bank	3,656,780	5,025
	Coromandel International Ltd.	250,291	4,975
	Union Bank of India Ltd.	2,965,483	4,793
	Muthoot Finance Ltd.	216,821	4,767
	Indraprastha Gas Ltd.	702,859	4,609
*	Mankind Pharma Ltd.	187,900	4,560
[2]	Laurus Labs Ltd.	783,518	4,348
	Ipca Laboratories Ltd.	274,594	4,295
	AIA Engineering Ltd.	77,136	4,261
*	Indian Renewable Energy Development Agency Ltd.	1,342,188	4,237
	Mahindra & Mahindra Financial Services Ltd.	1,163,986	4,225
	UNO Minda Ltd.	332,852	4,147
*	One 97 Communications Ltd.	699,263	4,141
[2]	Bandhan Bank Ltd.	1,585,222	4,139
	Linde India Ltd.	42,286	4,130
	Schaeffler India Ltd.	80,132	4,090
	Emami Ltd.	410,545	4,011
	Biocon Ltd.	918,476	3,983
	Indian Bank	545,264	3,976
	Patanjali Foods Ltd.	191,307	3,946
	Thermax Ltd.	64,151	3,894
	Berger Paints India Ltd.	577,624	3,833
	Mazagon Dock Shipbuilders Ltd.	60,656	3,806
	L&T Finance Holdings Ltd.	1,691,406	3,643
	Dalmia Bharat Ltd.	163,584	3,623
	Aarti Industries Ltd.	397,765	3,565
	Hindustan Zinc Ltd.	458,612	3,550
[2]	L&T Technology Services Ltd.	53,603	3,352
	United Breweries Ltd.	136,493	3,289
	Gujarat Gas Ltd.	403,569	3,276
*	Star Health & Allied Insurance Co. Ltd.	448,705	3,253
	Gujarat Fluorochemicals Ltd.	79,922	3,237
	Whirlpool of India Ltd.	122,218	3,135
[2]	Syngene International Ltd.	322,162	3,113
	Castrol India Ltd.	984,699	3,090
	Piramal Enterprises Ltd.	240,192	2,996
*	Zee Entertainment Enterprises Ltd.	1,663,192	2,968
	Honeywell Automation India Ltd.	4,462	2,908
	Bank of India	1,848,589	2,789
	GlaxoSmithKline Pharmaceuticals Ltd.	84,128	2,748
*	Aditya Birla Capital Ltd.	999,519	2,713
	3M India Ltd.	5,542	2,604
	SJVN Ltd.	1,460,206	2,602
[2]	Dr Lal PathLabs Ltd.	69,923	2,584
[2]	RBL Bank Ltd.	902,847	2,545
[2]	Nippon Life India Asset Management Ltd.	313,467	2,420
	Bata India Ltd.	126,624	2,418

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Poonawalla Fincorp Ltd.	543,756	2,405
	Bayer CropScience Ltd.	25,215	2,096
	Sun TV Network Ltd.	172,302	1,856
	Tata Technologies Ltd.	149,477	1,790
	JSW Infrastructure Ltd.	436,206	1,774
	Vedant Fashions Ltd.	118,238	1,627
	Kansai Nerolac Paints Ltd.	410,094	1,507
[2]	New India Assurance Co. Ltd.	428,789	1,505
	Relaxo Footwears Ltd.	142,301	1,477
*	Godrej Industries Ltd.	131,137	1,422
	IDBI Bank Ltd.	1,143,785	1,421
*	Adani Wilmar Ltd.	316,631	1,319
	NLC India Ltd.	362,007	1,250
*	Tata Teleservices Maharashtra Ltd.	1,003,654	1,156
*	Rajesh Exports Ltd.	278,548	1,049
	Mangalore Refinery & Petrochemicals Ltd.	392,134	1,036
[2]	General Insurance Corp. of India	193,929	998
	Metro Brands Ltd.	52,998	857
	Bharti Airtel Ltd.	16,803	218
*	GE T&D India Ltd.	563	11
			3,538,221
Indonesia (0.5%)
	Bank Central Asia Tbk PT	109,636,043	69,423
	Bank Rakyat Indonesia Persero Tbk PT	138,781,703	39,933
	Bank Mandiri Persero Tbk PT	87,598,944	34,548
*	Amman Mineral Internasional PT	24,654,000	17,950
	Telkom Indonesia Persero Tbk PT	91,541,924	16,258
	Astra International Tbk PT	39,761,888	11,558
	Bank Negara Indonesia Persero Tbk PT	29,346,674	8,988
*	GoTo Gojek Tokopedia Tbk PT	2,092,597,000	6,848
	Sumber Alfaria Trijaya Tbk PT	36,948,500	6,456
	Charoen Pokphand Indonesia Tbk PT	14,846,364	4,774
	United Tractors Tbk PT	2,956,012	4,693
	Adaro Energy Indonesia Tbk PT	20,867,063	4,135
*	Merdeka Copper Gold Tbk PT	24,830,200	3,765
	Kalbe Farma Tbk PT	35,917,937	3,512
	Indofood Sukses Makmur Tbk PT	9,013,705	3,396
	Barito Pacific Tbk PT	50,446,163	3,391
	Indofood CBP Sukses Makmur Tbk PT	4,580,984	3,078
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,177,000	2,663
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	2,087
	Indosat Tbk PT	2,829,800	1,931
	Sarana Menara Nusantara Tbk PT	38,036,200	1,860
	Unilever Indonesia Tbk PT	11,057,850	1,660
	Semen Indonesia Persero Tbk PT	6,731,719	1,620
	Jasa Marga Persero Tbk PT	4,570,619	1,560
	Dayamitra Telekomunikasi PT	35,884,200	1,534
	Indocement Tunggal Prakarsa Tbk PT	3,008,298	1,342
	Elang Mahkota Teknologi Tbk PT	52,238,600	1,312
	Bukit Asam Tbk PT	7,901,955	1,303
	Mayora Indah Tbk PT	7,227,000	1,160
	XL Axiata Tbk PT	8,660,805	1,156
*	Bumi Serpong Damai Tbk PT	17,903,540	1,141
	LEG Immobilien SE	6,279,561	1,005
*	Vale Indonesia Tbk PT	4,362,799	1,004
*	Gudang Garam Tbk PT	944,386	915
	Trimegah Bangun Persada Tbk PT	15,976,400	900
	Tower Bersama Infrastructure Tbk PT	7,069,780	870
	Avia Avian Tbk PT	28,633,900	849
	Hanjaya Mandala Sampoerna Tbk PT	17,319,200	719
*	Smartfren Telecom Tbk PT	300,421,300	554
*	MNC Digital Entertainment Tbk PT	1,765,781	302
	Astra Agro Lestari Tbk PT	800,525	297
	Bank Danamon Indonesia Tbk PT	1,646,227	262
			272,712
Ireland (0.2%)
	Kingspan Group plc	300,021	28,071
	Kerry Group plc Class A	299,710	28,022
	Bank of Ireland Group plc	2,048,876	23,203

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	AIB Group plc	3,070,268	17,611
	Glanbia plc (XDUB)	350,515	7,010
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			103,917
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	2,218,424	38,137
	Bank Leumi Le-Israel BM	2,991,150	25,776
	Bank Hapoalim BM	2,633,147	24,163
*	Nice Ltd.	124,811	22,527
	Israel Discount Bank Ltd. Class A	2,433,785	12,424
*	Nova Ltd.	56,536	11,360
	Mizrahi Tefahot Bank Ltd.	269,453	9,724
*	Tower Semiconductor Ltd.	214,915	8,660
	Elbit Systems Ltd.	48,085	8,606
	ICL Group Ltd.	1,422,605	5,955
	Camtek Ltd.	53,929	5,414
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,971,655	4,502
	Azrieli Group Ltd.	71,195	4,370
	First International Bank of Israel Ltd.	103,897	4,189
*	Enlight Renewable Energy Ltd.	232,789	3,567
	Melisron Ltd.	49,670	3,482
	Phoenix Holdings Ltd.	323,839	3,129
	Mivne Real Estate KD Ltd.	1,289,135	2,973
*	Big Shopping Centers Ltd.	27,385	2,675
	Harel Insurance Investments & Financial Services Ltd.	216,694	1,946
*	Airport City Ltd.	135,260	1,869
	Energix-Renewable Energies Ltd.	527,626	1,806
	Amot Investments Ltd.	419,777	1,701
	Delek Group Ltd.	15,319	1,585
*	Shapir Engineering and Industry Ltd.	282,168	1,569
	Israel Corp. Ltd.	7,068	1,484
	Strauss Group Ltd.	98,899	1,442
*	Fattal Holdings 1998 Ltd.	13,246	1,401
	Electra Ltd.	3,602	1,320
	Gav-Yam Lands Corp. Ltd.	55,428	398
			218,154
Italy (1.8%)
	UniCredit SpA	3,218,655	132,205
	Intesa Sanpaolo SpA	31,846,638	129,324
	Enel SpA	15,346,693	109,563
	Ferrari NV	231,467	95,265
	Eni SpA	4,370,180	69,922
	Generali SpA	2,468,343	63,888
	Stellantis NV	2,350,120	39,163
	Prysmian SpA	539,999	37,122
	Stellantis NV (XNYS)	1,726,792	28,756
	Moncler SpA	404,348	24,110
	Terna - Rete Elettrica Nazionale	2,799,203	23,310
	Snam SpA	4,518,437	21,592
	FinecoBank Banca Fineco SpA	1,207,991	20,507
	Leonardo SpA	787,908	18,772
	Banco BPM SpA	2,702,300	18,710
	Mediobanca Banca di Credito Finanziario SpA	1,082,508	17,573
	Tenaris SA	790,147	12,537
[2]	Poste Italiane SpA	900,825	12,195
	Recordati Industria Chimica e Farmaceutica SpA	190,598	10,377
*,2	Nexi SpA	1,639,753	10,064
	Davide Campari-Milano NV	934,827	8,431
	Amplifon SpA	253,808	8,061
[2]	Infrastrutture Wireless Italiane SpA	699,810	7,787
	Interpump Group SpA	157,218	6,818
	Buzzi SpA	172,147	6,749
	A2A SpA	3,046,328	6,452
	Reply SpA	44,718	6,347
	Brunello Cucinelli SpA	67,619	6,316
	Banca Mediolanum SpA	486,581	5,745
	Hera SpA	1,546,313	5,658
[1]	Italgas SpA	995,046	5,321
*,1	Telecom Italia SpA (MTAA)	20,211,926	4,954

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
[2]	Pirelli & C SpA	736,452	4,610
	DiaSorin SpA	41,916	4,572
	Tenaris SA ADR	46,195	1,471
			984,247
Japan (16.3%)
	Toyota Motor Corp.	23,403,935	449,607
	Mitsubishi UFJ Financial Group Inc.	21,367,254	246,799
	Sony Group Corp.	2,368,184	210,339
	Hitachi Ltd.	8,744,680	188,943
	Tokyo Electron Ltd.	866,720	181,359
	Sumitomo Mitsui Financial Group Inc.	2,451,581	177,036
	Keyence Corp.	384,474	168,115
	Shin-Etsu Chemical Co. Ltd.	3,759,585	167,041
	Recruit Holdings Co. Ltd.	2,791,414	160,069
	Mitsubishi Corp.	7,400,116	152,828
	Daiichi Sankyo Co. Ltd.	3,709,269	151,070
	Tokio Marine Holdings Inc.	3,736,910	146,611
	ITOCHU Corp.	2,654,328	136,123
	SoftBank Group Corp.	1,928,707	117,868
	Mizuho Financial Group Inc.	5,006,770	114,455
	Mitsui & Co. Ltd.	4,909,340	113,916
	Nintendo Co. Ltd.	2,054,950	113,553
	Honda Motor Co. Ltd.	9,404,839	100,487
	KDDI Corp.	3,038,924	91,441
	Hoya Corp.	688,709	86,296
	Fast Retailing Co. Ltd.	304,186	83,848
	Takeda Pharmaceutical Co. Ltd.	2,961,055	83,129
	Daikin Industries Ltd.	522,731	75,799
	Murata Manufacturing Co. Ltd.	3,319,365	73,849
	Softbank Corp.	5,419,439	70,695
	Mitsubishi Heavy Industries Ltd.	5,782,150	69,305
	Japan Tobacco Inc.	2,341,275	68,892
	Denso Corp.	4,027,236	66,043
	Advantest Corp.	1,457,264	64,500
	Mitsubishi Electric Corp.	3,801,326	63,337
	MS&AD Insurance Group Holdings Inc.	2,635,044	62,120
	Oriental Land Co. Ltd.	2,128,525	60,939
	Nippon Telegraph & Telephone Corp.	55,470,025	59,115
	Marubeni Corp.	3,126,927	58,848
	Fujitsu Ltd.	3,204,690	58,198
	Canon Inc.	1,857,240	58,135
	Chugai Pharmaceutical Co. Ltd.	1,285,021	56,081
	FANUC Corp.	1,866,830	55,345
	Disco Corp.	164,633	55,053
	Mitsui Fudosan Co. Ltd.	5,287,355	54,776
	Dai-ichi Life Holdings Inc.	1,782,025	54,334
	Seven & i Holdings Co. Ltd.	4,510,477	54,012
	FUJIFILM Holdings Corp.	2,249,678	53,488
	SMC Corp.	109,331	53,197
	ORIX Corp.	2,161,721	52,291
	Renesas Electronics Corp.	2,990,756	51,512
	Komatsu Ltd.	1,806,609	51,358
	Terumo Corp.	2,818,162	50,525
	Sumitomo Corp.	2,012,527	50,006
	TDK Corp.	708,792	49,447
	Otsuka Holdings Co. Ltd.	947,600	48,298
	Bridgestone Corp.	1,106,402	45,112
	Nidec Corp.	1,019,969	44,869
	NEC Corp.	505,684	43,769
	Central Japan Railway Co.	1,787,085	42,134
	Sompo Holdings Inc.	1,807,363	41,211
	Astellas Pharma Inc.	3,546,116	41,128
	Suzuki Motor Corp.	3,543,788	40,726
	East Japan Railway Co.	2,132,657	40,634
	Kao Corp.	896,483	39,257
	Olympus Corp.	2,147,179	37,069
	Ajinomoto Co. Inc.	896,186	36,910
	Japan Post Holdings Co. Ltd.	3,431,725	36,344
	Mitsubishi Estate Co. Ltd.	2,126,383	36,242

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Sumitomo Mitsui Trust Holdings Inc.	1,387,996	35,084
	Nippon Steel Corp.	1,612,040	35,001
	Nomura Holdings Inc.	5,562,280	34,295
	Daiwa House Industry Co. Ltd.	1,166,729	33,040
	Asahi Group Holdings Ltd.	896,950	33,020
	Panasonic Holdings Corp.	4,027,884	32,993
	Aeon Co. Ltd.	1,405,685	32,073
	Resona Holdings Inc.	4,349,551	31,190
	Lasertec Corp.	168,440	29,887
	Kyocera Corp.	2,363,184	29,764
	Japan Post Bank Co. Ltd.	2,859,270	29,754
	ENEOS Holdings Inc.	5,495,424	28,793
	Nippon Yusen KK	871,444	28,081
	Kubota Corp.	1,929,370	27,738
[1]	Sekisui House Ltd.	1,078,479	27,023
	Toyota Industries Corp.	315,404	26,516
	Shimano Inc.	148,860	26,408
	Toyota Tsusho Corp.	1,317,261	26,336
	Inpex Corp.	1,686,298	26,039
	Secom Co. Ltd.	404,473	25,827
	Sumitomo Realty & Development Co. Ltd.	779,890	25,777
	Unicharm Corp.	757,878	25,389
	Nomura Research Institute Ltd.	821,838	25,372
	Kansai Electric Power Co. Inc.	1,433,301	24,532
	Bandai Namco Holdings Inc.	1,144,030	24,311
	Japan Exchange Group Inc.	1,030,519	24,195
	Nitto Denko Corp.	276,587	24,017
	Shiseido Co. Ltd.	765,284	23,916
	Subaru Corp.	1,175,944	22,609
	Sumitomo Electric Industries Ltd.	1,485,280	22,468
	Kikkoman Corp.	1,788,765	22,385
	Daiwa Securities Group Inc.	2,641,702	21,810
	Asics Corp.	1,304,340	21,287
	Mitsui OSK Lines Ltd.	656,595	20,856
	Shionogi & Co. Ltd.	469,797	20,666
	Pan Pacific International Holdings Corp.	791,005	20,637
	Kirin Holdings Co. Ltd.	1,458,514	20,620
	Eisai Co. Ltd.	522,774	19,936
	Obic Co. Ltd.	129,869	19,803
	NTT Data Group Corp.	1,240,509	19,320
	Minebea Mitsumi Inc.	798,656	19,211
	T&D Holdings Inc.	981,159	18,393
	Sysmex Corp.	1,115,754	18,266
	West Japan Railway Co.	912,998	17,974
	Nitori Holdings Co. Ltd.	146,394	17,903
	Yaskawa Electric Corp.	506,759	17,637
	Asahi Kasei Corp.	2,429,378	17,519
	Obayashi Corp.	1,319,523	17,324
	JFE Holdings Inc.	1,160,451	16,999
	Osaka Gas Co. Ltd.	729,491	16,511
	Chubu Electric Power Co. Inc.	1,297,515	16,360
	Tokyo Gas Co. Ltd.	741,992	16,257
	Yamaha Motor Co. Ltd.	1,745,452	16,254
*	Rakuten Group Inc.	2,745,838	16,109
	Kajima Corp.	832,787	16,092
	Makita Corp.	475,985	15,690
	Toray Industries Inc.	2,989,106	15,541
	Idemitsu Kosan Co. Ltd.	2,353,015	15,498
	Shimadzu Corp.	523,414	15,438
	Isuzu Motors Ltd.	1,131,844	15,311
	TOPPAN Holdings Inc.	533,907	15,102
	Capcom Co. Ltd.	697,940	14,911
	Mitsubishi Chemical Group Corp.	2,513,578	14,846
*	Tokyo Electric Power Co. Holdings Inc.	2,890,486	14,478
	Dai Nippon Printing Co. Ltd.	436,169	14,349
	Sumitomo Metal Mining Co. Ltd.	467,846	14,267
	Aisin Corp.	417,655	14,090
	Konami Group Corp.	185,619	13,966
	Taisei Corp.	328,166	13,938
	Fuji Electric Co. Ltd.	246,666	13,874

Vanguard® FTSE All-World ex-US Index Fund
	Shares	Market Value ($000)
Nexon Co. Ltd.	640,372	13,793
Isetan Mitsukoshi Holdings Ltd.	680,549	13,540
Daito Trust Construction Co. Ltd.	111,475	13,406
Concordia Financial Group Ltd.	2,125,184	13,394
Omron Corp.	358,703	13,306
SCREEN Holdings Co. Ltd.	155,242	13,155
SBI Holdings Inc.	505,853	13,149
LY Corp.	5,185,322	12,973
Ebara Corp.	897,485	12,852
MEIJI Holdings Co. Ltd.	506,378	12,788
Kawasaki Kisen Kaisha Ltd.	831,200	12,772
AGC Inc.	346,991	12,419
Nippon Paint Holdings Co. Ltd.	1,928,621	12,311
Chiba Bank Ltd.	1,313,046	12,300
Hankyu Hanshin Holdings Inc.	428,725	12,233
Ono Pharmaceutical Co. Ltd.	809,182	11,937
Toyo Suisan Kaisha Ltd.	177,341	11,908
Nissin Foods Holdings Co. Ltd.	398,766	11,856
Yakult Honsha Co. Ltd.	576,696	11,825
Yokogawa Electric Corp.	464,493	11,757
Nippon Building Fund Inc.	3,040	11,732
Nippon Sanso Holdings Corp.	358,856	11,728
MatsukiyoCocokara & Co.	717,825	11,706
Sumitomo Forestry Co. Ltd.	273,170	11,649
Tokyu Corp.	958,810	11,616
Sekisui Chemical Co. Ltd.	765,381	11,548
Mitsubishi HC Capital Inc. (XTKS)	1,574,433	11,327
Nissan Motor Co. Ltd.	3,422,399	10,863
Dentsu Group Inc.	406,520	10,750
SUMCO Corp.	651,953	10,718
Trend Micro Inc.	222,290	10,655
Kyoto Financial Group Inc.	561,868	10,494
Ricoh Co. Ltd.	1,126,395	10,486
Kawasaki Heavy Industries Ltd.	285,347	10,470
Fujikura Ltd.	522,200	10,462
Kyowa Kirin Co. Ltd.	490,882	10,354
Daifuku Co. Ltd.	562,496	10,180
Niterra Co. Ltd.	343,402	10,171
MISUMI Group Inc.	542,244	9,979
Sojitz Corp.	420,605	9,949
Mazda Motor Corp.	1,127,892	9,729
Mitsui Chemicals Inc.	331,954	9,597
Brother Industries Ltd.	456,928	9,374
TIS Inc.	436,680	9,354
Kurita Water Industries Ltd.	216,502	9,240
IHI Corp.	253,124	9,234
Hikari Tsushin Inc.	48,811	9,140
Japan Real Estate Investment Corp.	2,625	9,105
Otsuka Corp.	406,682	9,015
Rohto Pharmaceutical Co. Ltd.	382,050	8,974
Fukuoka Financial Group Inc.	317,712	8,911
Shizuoka Financial Group Inc.	886,828	8,858
Suntory Beverage & Food Ltd.	246,515	8,854
Seiko Epson Corp.	511,358	8,852
Kyushu Electric Power Co. Inc.	832,668	8,789
Ryohin Keikaku Co. Ltd.	464,646	8,762
Rohm Co. Ltd.	635,472	8,664
Resonac Holdings Corp.	348,536	8,653
Nomura Real Estate Master Fund Inc.	8,803	8,636
Tokyu Fudosan Holdings Corp.	1,191,870	8,606
Japan Metropolitan Fund Investment	13,474	8,413
SG Holdings Co. Ltd.	825,525	8,394
Sanrio Co. Ltd.	389,600	8,272
KDX Realty Investment Corp.	8,007	8,255
Ibiden Co. Ltd.	212,860	8,251
BayCurrent Consulting Inc.	267,700	8,241
Sanwa Holdings Corp.	384,172	8,229
Kintetsu Group Holdings Co. Ltd.	354,681	8,214
Hulic Co. Ltd.	830,064	8,102
Keisei Electric Railway Co. Ltd.	270,431	8,088

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Nippon Prologis REIT Inc.	4,865	8,038
	Kobe Steel Ltd.	642,567	8,021
	Nissan Chemical Corp.	248,553	8,020
	Kuraray Co. Ltd.	649,079	7,938
	Tohoku Electric Power Co. Inc.	932,980	7,933
	GLP J-Reit	9,054	7,932
	Mebuki Financial Group Inc.	1,901,673	7,916
	Toho Co. Ltd.	217,407	7,808
	TOTO Ltd.	282,892	7,789
	M3 Inc.	829,111	7,742
[1]	Kokusai Electric Corp.	279,900	7,701
	Seibu Holdings Inc.	409,808	7,693
	Sumitomo Chemical Co. Ltd.	2,998,130	7,686
	Japan Post Insurance Co. Ltd.	372,239	7,663
	Kyushu Railway Co.	278,788	7,441
	Kobe Bussan Co. Ltd.	276,988	7,437
	Amada Co. Ltd.	630,085	7,400
	Oji Holdings Corp.	1,725,473	7,349
	Tosoh Corp.	540,042	7,346
	Hamamatsu Photonics KK	252,312	7,266
	Hirose Electric Co. Ltd.	57,760	7,232
	USS Co. Ltd.	798,342	7,201
	McDonald's Holdings Co. Japan Ltd.	172,300	7,138
	Zensho Holdings Co. Ltd.	174,928	7,120
	Taiyo Yuden Co. Ltd.	236,950	7,120
	Credit Saison Co. Ltd.	304,890	7,067
	Socionext Inc.	348,700	7,042
	Hoshizaki Corp.	222,052	6,993
	Shimizu Corp.	1,111,534	6,986
	Daiwa House REIT Investment Corp.	4,329	6,967
	Azbil Corp.	239,510	6,960
	Tobu Railway Co. Ltd.	394,386	6,928
	Santen Pharmaceutical Co. Ltd.	576,200	6,915
	Nikon Corp.	594,599	6,829
	Invincible Investment Corp.	15,074	6,828
	Tokyo Tatemono Co. Ltd.	388,921	6,785
	Medipal Holdings Corp.	373,557	6,743
	Mitsubishi Gas Chemical Co. Inc.	354,679	6,705
	Cosmo Energy Holdings Co. Ltd.	124,426	6,678
	NGK Insulators Ltd.	487,441	6,588
	MonotaRO Co. Ltd.	460,156	6,505
	NIPPON EXPRESS HOLDINGS Inc.	130,281	6,446
	Yamato Holdings Co. Ltd.	529,976	6,437
	Haseko Corp.	511,702	6,386
	Iwatani Corp.	100,300	6,365
	ZOZO Inc.	216,956	6,351
	Koito Manufacturing Co. Ltd.	428,452	6,335
	Odakyu Electric Railway Co. Ltd.	622,600	6,299
	NH Foods Ltd.	189,378	6,255
	NOF Corp.	436,350	6,253
	Nisshin Seifun Group Inc.	502,504	6,218
	Taiheiyo Cement Corp.	225,946	6,171
	Yamaha Corp.	257,852	6,129
	Asahi Intecc Co. Ltd.	386,267	6,123
	Hachijuni Bank Ltd.	855,177	6,095
	Kansai Paint Co. Ltd.	367,702	6,039
	Nomura Real Estate Holdings Inc.	215,819	6,033
	Yamazaki Baking Co. Ltd.	243,970	6,032
	Horiba Ltd.	76,095	6,023
	ANA Holdings Inc.	314,834	6,022
	DMG Mori Co. Ltd.	235,665	5,996
	J Front Retailing Co. Ltd.	494,656	5,992
	Skylark Holdings Co. Ltd.	436,364	5,980
	Yokohama Rubber Co. Ltd.	262,863	5,975
	Persol Holdings Co. Ltd.	3,469,610	5,951
	Sumitomo Heavy Industries Ltd.	220,001	5,908
	Lixil Corp.	506,076	5,858
	Marui Group Co. Ltd.	361,463	5,856
	Ulvac Inc.	95,546	5,855
	Keio Corp.	227,399	5,694

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	SCSK Corp.	288,509	5,680
	United Urban Investment Corp.	5,912	5,659
	Suzuken Co. Ltd.	152,309	5,551
	Tokyo Ohka Kogyo Co. Ltd.	215,234	5,540
[1]	Advance Residence Investment Corp.	2,640	5,539
	Toho Gas Co. Ltd.	176,468	5,450
	Orix JREIT Inc.	5,228	5,443
	Nichirei Corp.	204,720	5,398
	Electric Power Development Co. Ltd.	326,406	5,396
	Fuji Soft Inc.	111,200	5,328
	Oracle Corp. Japan	65,051	5,310
	Kewpie Corp.	206,653	5,308
	Sapporo Holdings Ltd.	123,519	5,307
	Iyogin Holdings Inc.	527,694	5,302
	CyberAgent Inc.	819,768	5,300
	Hitachi Construction Machinery Co. Ltd.	210,839	5,251
	Tokyo Century Corp.	490,044	5,220
	Toyo Seikan Group Holdings Ltd.	303,938	5,219
	Air Water Inc.	354,214	5,204
	Tokyo Seimitsu Co. Ltd.	74,200	5,115
	Square Enix Holdings Co. Ltd.	151,064	5,102
	Kinden Corp.	241,340	5,092
	Open House Group Co. Ltd.	140,683	4,983
	Shinko Electric Industries Co. Ltd.	130,800	4,975
	Rinnai Corp.	202,248	4,973
	Takashimaya Co. Ltd.	268,526	4,973
	Japan Airport Terminal Co. Ltd.	135,683	4,953
	Sega Sammy Holdings Inc.	304,868	4,937
	Yamaguchi Financial Group Inc.	384,957	4,785
	Alfresa Holdings Corp.	304,213	4,753
	Japan Airlines Co. Ltd.	292,365	4,737
	Japan Hotel REIT Investment Corp.	9,214	4,707
	Mitsubishi Materials Corp.	249,600	4,677
	GMO Payment Gateway Inc.	81,335	4,662
	Tsuruha Holdings Inc.	74,851	4,641
	Nagoya Railroad Co. Ltd.	377,958	4,600
	Daicel Corp.	471,223	4,581
	COMSYS Holdings Corp.	211,289	4,549
	Kobayashi Pharmaceutical Co. Ltd.	112,649	4,536
	Kyushu Financial Group Inc.	733,876	4,520
	Hirogin Holdings Inc.	555,884	4,512
	Nihon Kohden Corp.	290,240	4,472
	Nabtesco Corp.	225,743	4,469
	THK Co. Ltd.	235,421	4,445
	Miura Co. Ltd.	190,950	4,435
	Nagase & Co. Ltd.	200,741	4,410
	Kose Corp.	65,893	4,403
	NSK Ltd.	836,358	4,385
	Chugoku Electric Power Co. Inc.	602,229	4,380
	Mitsubishi Logistics Corp.	125,074	4,375
	Sekisui House REIT Inc.	8,270	4,370
	Goldwin Inc.	70,001	4,311
	Maruwa Co. Ltd.	16,000	4,287
	Sohgo Security Services Co. Ltd.	669,420	4,282
	Shimamura Co. Ltd.	87,334	4,280
	BIPROGY Inc.	129,393	4,240
	Stanley Electric Co. Ltd.	215,540	4,232
	EXEO Group Inc.	387,838	4,230
	Kamigumi Co. Ltd.	185,203	4,224
	Iida Group Holdings Co. Ltd.	277,111	4,165
	Nifco Inc.	163,979	4,158
	Zenkoku Hosho Co. Ltd.	100,068	4,139
	Alps Alpine Co. Ltd.	390,307	4,137
	TechnoPro Holdings Inc.	214,588	4,126
	Lion Corp.	473,170	4,095
	Coca-Cola Bottlers Japan Holdings Inc.	273,704	4,080
	Japan Prime Realty Investment Corp.	1,852	4,029
	Kyudenko Corp.	87,361	4,024
	Seino Holdings Co. Ltd.	252,826	3,957
	Nippon Accommodations Fund Inc.	922	3,945

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
[1]	Aozora Bank Ltd.	234,774	3,903
	Keikyu Corp.	485,746	3,841
*	Rakuten Bank Ltd.	172,000	3,833
	Nankai Electric Railway Co. Ltd.	215,438	3,813
	Industrial & Infrastructure Fund Investment Corp.	4,604	3,800
	Hakuhodo DY Holdings Inc.	459,598	3,753
	Keihan Holdings Co. Ltd.	183,835	3,747
	Sumitomo Rubber Industries Ltd.	358,443	3,735
	Sundrug Co. Ltd.	133,070	3,695
	Mitsui Mining & Smelting Co. Ltd.	109,045	3,635
	LaSalle Logiport REIT	3,683	3,634
	JGC Holdings Corp.	426,054	3,618
	Nippon Electric Glass Co. Ltd.	151,479	3,615
	Sankyo Co. Ltd.	325,100	3,610
	Macnica Holdings Inc.	89,400	3,608
	Internet Initiative Japan Inc.	213,000	3,602
	Chugin Financial Group Inc.	323,172	3,600
	Sumitomo Bakelite Co. Ltd.	126,358	3,557
	Food & Life Cos. Ltd.	202,900	3,556
	Mitsubishi Motors Corp.	1,243,164	3,544
	Daido Steel Co. Ltd.	352,775	3,530
	Japan Steel Works Ltd.	123,900	3,523
	Yamato Kogyo Co. Ltd.	66,415	3,510
	Kagome Co. Ltd.	150,025	3,504
	Teijin Ltd.	363,158	3,495
	Yamada Holdings Co. Ltd.	1,151,817	3,495
	Tsumura & Co.	131,690	3,492
	SHO-BOND Holdings Co. Ltd.	90,157	3,472
	NHK Spring Co. Ltd.	311,586	3,427
	DIC Corp.	165,630	3,407
	Jeol Ltd.	84,000	3,382
	Sawai Group Holdings Co. Ltd.	77,002	3,380
	Sankyu Inc.	98,325	3,359
	Morinaga Milk Industry Co. Ltd.	139,874	3,357
*	Mercari Inc.	223,279	3,347
	Dowa Holdings Co. Ltd.	90,914	3,337
*	PeptiDream Inc.	181,034	3,336
	Toda Corp.	461,359	3,334
	INFRONEER Holdings Inc.	383,345	3,324
	Casio Computer Co. Ltd.	409,008	3,292
	Activia Properties Inc.	1,389	3,286
	Toyo Tire Corp.	201,358	3,285
	Amano Corp.	129,450	3,282
	Hisamitsu Pharmaceutical Co. Inc.	118,596	3,267
	Bic Camera Inc.	288,289	3,253
	Kadokawa Corp.	174,500	3,227
	JTEKT Corp.	448,664	3,225
	Calbee Inc.	140,495	3,225
	UBE Corp.	179,276	3,203
	NET One Systems Co. Ltd.	156,756	3,168
	Cosmos Pharmaceutical Corp.	35,163	3,161
	Kakaku.com Inc.	224,911	3,144
	GS Yuasa Corp.	175,525	3,123
	Mitsui Fudosan Logistics Park Inc.	1,106	3,116
	Kokuyo Co. Ltd.	185,113	3,106
	Sugi Holdings Co. Ltd.	179,584	3,103
	Fuyo General Lease Co. Ltd.	37,834	3,092
	ABC-Mart Inc.	156,063	3,076
	Mabuchi Motor Co. Ltd.	198,390	3,050
[1]	AEON REIT Investment Corp.	3,516	3,038
	Ezaki Glico Co. Ltd.	98,818	3,035
	K's Holdings Corp.	281,233	3,035
[1]	Japan Logistics Fund Inc.	1,774	3,035
	NS Solutions Corp.	131,952	3,026
*	Money Forward Inc.	88,720	2,965
	Morinaga & Co. Ltd.	151,092	2,900
	NOK Corp.	198,039	2,895
	Maruichi Steel Tube Ltd.	118,141	2,879
	Rengo Co. Ltd.	411,397	2,869
	Koei Tecmo Holdings Co. Ltd.	290,600	2,840

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Frontier Real Estate Investment Corp.	977	2,832
	Kandenko Co. Ltd.	207,663	2,805
	Canon Marketing Japan Inc.	90,018	2,788
	House Foods Group Inc.	139,182	2,746
[1]	Mori Hills REIT Investment Corp.	3,178	2,731
	Ito En Ltd.	114,123	2,706
	Ushio Inc.	188,724	2,706
	Nippon Shokubai Co. Ltd.	247,600	2,685
*	Park24 Co. Ltd.	250,589	2,681
	Daiwa Securities Living Investments Corp.	3,941	2,675
	Nippon Kayaku Co. Ltd.	317,676	2,657
	Rakus Co. Ltd.	189,538	2,656
	Shikoku Electric Power Co. Inc.	303,587	2,648
	Welcia Holdings Co. Ltd.	197,348	2,643
	Konica Minolta Inc.	897,362	2,631
	Kaneka Corp.	92,836	2,625
	Yaoko Co. Ltd.	42,701	2,612
	Fancl Corp.	134,647	2,608
	Aeon Mall Co. Ltd.	189,472	2,598
	Harmonic Drive Systems Inc.	94,341	2,593
	Takara Holdings Inc.	337,480	2,560
	Relo Group Inc.	213,006	2,546
	NEC Networks & System Integration Corp.	137,956	2,541
	Penta-Ocean Construction Co. Ltd.	569,097	2,526
[1]	Workman Co. Ltd.	87,921	2,513
	Sotetsu Holdings Inc.	152,799	2,506
	TS Tech Co. Ltd.	188,236	2,496
	Denka Co. Ltd.	170,641	2,487
	Nishi-Nippon Railroad Co. Ltd.	149,357	2,480
	Tokai Carbon Co. Ltd.	386,243	2,475
	Zeon Corp.	278,553	2,460
	OBIC Business Consultants Co. Ltd.	57,191	2,420
	OKUMA Corp.	48,363	2,416
	Ship Healthcare Holdings Inc.	158,202	2,415
	Nihon M&A Center Holdings Inc.	510,192	2,408
	Seven Bank Ltd.	1,276,081	2,394
	Toyoda Gosei Co. Ltd.	130,220	2,378
	Nippon Shinyaku Co. Ltd.	103,913	2,376
	Kotobuki Spirits Co. Ltd.	184,585	2,370
*,1	Sharp Corp.	405,890	2,364
	Aica Kogyo Co. Ltd.	101,262	2,344
	OSG Corp.	165,540	2,284
	Anritsu Corp.	261,960	2,248
[1]	Toridoll Holdings Corp.	85,000	2,223
	Pigeon Corp.	216,182	2,200
	Resorttrust Inc.	128,799	2,174
	Acom Co. Ltd.	727,317	2,094
	AEON Financial Service Co. Ltd.	227,874	2,092
	As One Corp.	96,512	2,079
	Nipro Corp.	238,066	2,079
	Daiwa Office Investment Corp.	1,056	2,069
	Descente Ltd.	76,100	2,010
	Kusuri no Aoki Holdings Co. Ltd.	93,270	1,943
	Sanken Electric Co. Ltd.	39,700	1,937
	PALTAC Corp.	62,660	1,922
	Daiichikosho Co. Ltd.	156,066	1,884
	Izumi Co. Ltd.	77,928	1,857
	GMO internet group Inc.	111,082	1,840
	TBS Holdings Inc.	65,117	1,839
	Fuji Oil Holdings Inc.	87,274	1,822
[1]	Mitsui High-Tec Inc.	231,000	1,802
	Dentsu Soken Inc.	47,300	1,798
*	Hino Motors Ltd.	543,802	1,757
	Mani Inc.	123,238	1,733
	Toyota Boshoku Corp.	125,465	1,691
*	SHIFT Inc.	21,400	1,644
	FP Corp.	89,303	1,540
	Fuji Kyuko Co. Ltd.	74,900	1,529
	Toei Animation Co. Ltd.	97,125	1,506
	Itoham Yonekyu Holdings Inc.	50,983	1,505

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Heiwa Corp.	104,859	1,504
	SMS Co. Ltd.	101,299	1,476
	Fujitsu General Ltd.	111,947	1,469
	Justsystems Corp.	69,137	1,463
[1]	Takeda Pharmaceutical Co. Ltd. ADR	101,870	1,414
[1]	Pola Orbis Holdings Inc.	148,470	1,400
	JMDC Inc.	60,700	1,347
	Amvis Holdings Inc.	75,795	1,320
	Katitas Co. Ltd.	98,700	1,237
	Noevir Holdings Co. Ltd.	30,588	1,183
	Matsui Securities Co. Ltd.	199,821	1,120
	ASKUL Corp.	77,822	1,100
	Fuji Media Holdings Inc.	87,309	1,094
	Japan Aviation Electronics Industry Ltd.	63,181	1,059
	Menicon Co. Ltd.	103,200	965
	Daio Paper Corp.	160,200	956
*	Sumitomo Pharma Co. Ltd.	322,447	894
	AZ-COM Maruwa Holdings Inc.	103,400	890
	Orient Corp.	106,474	747
			9,153,159
Kuwait (0.2%)
	Kuwait Finance House KSCP	20,234,212	48,797
	National Bank of Kuwait SAKP	15,537,865	46,071
	Mobile Telecommunications Co. KSCP	4,464,534	6,665
	Boubyan Bank KSCP	2,689,601	5,209
	Gulf Bank KSCP	4,195,438	4,269
	Mabanee Co. KPSC	1,352,057	3,710
	Agility Public Warehousing Co. KSC	3,128,931	2,810
	Burgan Bank SAK	1,948,847	1,218
			118,749
Malaysia (0.5%)
	Malayan Banking Bhd.	14,713,000	32,730
	Public Bank Bhd.	28,831,095	26,431
	Tenaga Nasional Bhd.	8,591,800	26,342
	CIMB Group Holdings Bhd.	16,259,573	26,291
	Press Metal Aluminium Holdings Bhd.	7,227,000	8,438
	Gamuda Bhd.	4,842,600	8,281
	MISC Bhd.	4,199,935	8,040
	Ihh Healthcare Bhd.	5,822,900	7,984
	Petronas Gas Bhd.	1,887,150	7,480
	YTL Corp. Bhd.	9,739,124	7,244
	Petronas Chemicals Group Bhd.	5,708,068	7,208
	SD Guthrie Bhd.	7,230,105	7,040
	CELCOMDIGI Bhd.	7,693,166	6,367
	AMMB Holdings Bhd.	5,858,100	5,756
	IJM Corp. Bhd.	6,956,240	5,306
	Hong Leong Bank Bhd.	1,260,300	5,292
	YTL Power International Bhd.	4,965,700	5,049
	Kuala Lumpur Kepong Bhd.	1,079,700	4,957
	Malaysia Airports Holdings Bhd.	2,170,900	4,841
	Axiata Group Bhd.	9,093,524	4,755
	IOI Corp. Bhd.	5,684,565	4,730
	RHB Bank Bhd.	3,744,700	4,655
	Genting Bhd.	4,452,400	4,588
	Maxis Bhd.	5,815,600	4,471
	PPB Group Bhd.	1,355,260	4,377
	Sime Darby Bhd.	7,628,405	4,321
	Dialog Group Bhd.	7,741,000	4,283
[2]	MR DIY Group M Bhd.	7,713,700	3,527
	Telekom Malaysia Bhd.	2,281,057	3,464
	Genting Malaysia Bhd.	5,536,200	3,137
	QL Resources Bhd.	2,137,600	3,111
	Nestle Malaysia Bhd.	123,500	2,921
	Petronas Dagangan Bhd.	677,800	2,619
*	Top Glove Corp. Bhd.	10,216,100	2,292
*	Hartalega Holdings Bhd.	3,378,500	2,243
	Fraser & Neave Holdings Bhd.	302,100	2,027
	Alliance Bank Malaysia Bhd.	2,232,600	2,003
	Hong Leong Financial Group Bhd.	438,335	1,641

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	FGV Holdings Bhd.	1,366,400	384
			276,626
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV Class O	5,689,118	42,631
	Fomento Economico Mexicano SAB de CV	3,595,527	39,705
	America Movil SAB de CV Series B	44,406,993	37,087
	Grupo Mexico SAB de CV Series B	6,225,633	35,086
	Wal-Mart de Mexico SAB de CV	10,166,297	33,809
	Grupo Bimbo SAB de CV Series A	4,277,240	14,961
	Grupo Aeroportuario del Pacifico SAB de CV Class B	773,642	12,343
	Grupo Aeroportuario del Sureste SAB de CV Class B	395,525	11,927
	Cemex SAB de CV	15,485,977	10,008
*	Grupo Financiero Inbursa SAB de CV Class O	3,896,049	9,488
	Coca-Cola Femsa SAB de CV	1,018,744	9,244
	Cemex SAB de CV ADR	1,389,215	8,919
	Arca Continental SAB de CV	859,183	8,455
	Fibra Uno Administracion SA de CV	5,646,789	7,177
	Gruma SAB de CV Class B	354,568	6,629
[3]	Grupo Elektra SAB de CV	116,772	5,923
	Grupo Bimbo SAB de CV Series A1	899,645	5,785
	Corp. Inmobiliaria Vesta SAB de CV	1,708,047	5,002
	Grupo Aeroportuario del Centro Norte SAB de CV	550,612	4,727
	Prologis Property Mexico SA de CV	1,382,254	4,615
[2]	Banco del Bajio SA	1,407,143	4,193
	Alfa SAB de CV Class A	7,264,075	4,176
	Promotora y Operadora de Infraestructura SAB de CV	439,652	4,129
	Grupo Comercial Chedraui SA de CV	508,748	3,791
*	Industrias Penoles SAB de CV	247,866	3,621
	Regional SAB de CV	479,148	3,478
	Alsea SAB de CV	1,035,800	3,127
	Qualitas Controladora SAB de CV	330,349	3,045
	Kimberly-Clark de Mexico SAB de CV Class A	1,634,126	2,907
	GCC SAB de CV	331,600	2,815
	El Puerto de Liverpool SAB de CV Class C1	395,008	2,773
	Orbia Advance Corp. SAB de CV	1,951,379	2,504
	Operadora De Sites Mexicanos SAB de CV Class A-1	2,532,446	2,197
	Grupo Televisa SAB Series CPO	4,787,861	2,115
	Becle SAB de CV	1,062,583	1,750
	Megacable Holdings SAB de CV	599,613	1,409
	Concentradora Fibra Danhos SA de CV	464,214	509
*	Alpek SAB de CV	745,131	495
*	Ollamani SAB	200,323	453
			363,008
Netherlands (2.9%)
	ASML Holding NV	776,503	723,057
	ING Groep NV	6,142,050	111,484
	Prosus NV	2,870,638	100,137
	Wolters Kluwer NV	476,173	79,716
*,2	Adyen NV	58,202	71,195
	ASM International NV	91,827	63,179
	Koninklijke Ahold Delhaize NV	1,858,011	59,856
	Heineken NV	544,646	48,332
*	Koninklijke Philips NV	1,571,553	44,144
	DSM-Firmenich AG	341,663	43,620
	Universal Music Group NV	1,485,419	35,389
	Koninklijke KPN NV	7,106,367	28,000
	NN Group NV	544,131	27,307
	ArcelorMittal SA	958,777	21,832
	Akzo Nobel NV	335,157	20,724
	EXOR NV	198,526	20,351
	BE Semiconductor Industries NV	149,627	19,276
	Heineken Holding NV	259,023	19,088
[1]	Aegon Ltd.	2,847,752	18,429
	IMCD NV	112,359	16,157
[2]	ABN AMRO Bank NV	885,348	15,455
	ASR Nederland NV	288,071	14,473
	Randstad NV	209,314	10,195
*	InPost SA	421,203	7,298
	Aalberts NV	189,401	7,242

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
[2]	Signify NV	246,581	6,104
	Koninklijke Vopak NV	131,066	5,855
	OCI NV	191,127	4,606
	JDE Peet's NV	196,572	4,323
	Allfunds Group plc	665,306	3,999
[2]	CTP NV	205,723	3,604
			1,654,427
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,128,009	21,776
	Infratil Ltd.	1,812,165	11,642
	Auckland International Airport Ltd.	2,556,603	11,389
	Meridian Energy Ltd.	2,444,258	9,472
	Spark New Zealand Ltd.	3,497,452	8,989
	Contact Energy Ltd.	1,521,876	7,700
	Mainfreight Ltd.	157,811	7,006
	EBOS Group Ltd.	314,803	6,754
*	a2 Milk Co. Ltd.	1,423,386	6,719
	Mercury NZ Ltd.	1,375,599	5,640
*	Ryman Healthcare Ltd.	1,196,045	3,233
	Fletcher Building Ltd.	1,532,494	2,856
	Kiwi Property Group Ltd.	3,155,590	1,695
	SKYCITY Entertainment Group Ltd.	1,492,401	1,383
	Air New Zealand Ltd.	3,142,896	1,084
			107,338
Norway (0.4%)
	Equinor ASA	1,711,358	45,317
	DNB Bank ASA	1,973,336	40,769
	Telenor ASA	1,240,533	14,790
	Mowi ASA	874,307	14,757
	Aker BP ASA	605,094	14,652
	Kongsberg Gruppen ASA	145,586	14,639
	Norsk Hydro ASA	2,588,536	14,358
	Orkla ASA	1,498,236	12,644
	Yara International ASA	319,534	9,103
	TOMRA Systems ASA	464,520	7,657
	Salmar ASA	127,275	7,323
	Gjensidige Forsikring ASA	337,266	5,706
	Var Energi ASA	1,756,224	5,595
	Schibsted ASA Class B	205,578	5,588
	Schibsted ASA Class A	124,609	3,580
	Aker ASA Class A	47,307	2,775
*,2	AutoStore Holdings Ltd.	2,142,655	2,701
			221,954
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	1,346,667	624
Philippines (0.2%)
	International Container Terminal Services Inc.	2,143,505	13,088
	Bdo Unibank Inc.	4,614,801	10,855
	SM Prime Holdings Inc.	20,946,723	10,350
	Bank of the Philippine Islands	4,114,619	8,555
	Ayala Land Inc.	14,415,601	7,298
	Ayala Corp.	622,977	6,266
	PLDT Inc.	182,846	4,748
	Metropolitan Bank & Trust Co.	3,581,596	4,214
	Universal Robina Corp.	1,751,199	3,573
	Manila Electric Co.	524,168	3,501
	Jollibee Foods Corp.	857,408	3,384
	JG Summit Holdings Inc.	5,913,420	2,818
	Globe Telecom Inc.	65,153	2,403
[2]	Monde Nissin Corp.	14,228,800	2,237
	GT Capital Holdings Inc.	195,798	1,981
	ACEN Corp.	18,658,481	1,756
	DMCI Holdings Inc.	8,305,978	1,618
	San Miguel Corp.	834,745	1,428
	Semirara Mining & Power Corp.	2,425,100	1,390
*	Bloomberry Resorts Corp.	8,628,141	1,223
*	Converge Information and Communications Technology Solutions Inc.	5,162,800	1,023
	LT Group Inc.	5,394,616	911

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Puregold Price Club Inc.	1,939,592	875
	Megaworld Corp.	22,608,985	702
	Alliance Global Group Inc.	2,200,135	338
			96,535
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,679,308	24,957
	ORLEN SA	1,139,321	18,578
	Powszechny Zaklad Ubezpieczen SA	1,101,120	13,484
	Bank Polska Kasa Opieki SA	308,977	12,517
*,2	Allegro.eu SA	1,105,834	10,158
	KGHM Polska Miedz SA	268,808	9,241
	Santander Bank Polska SA	66,158	8,718
*,2	Dino Polska SA	95,232	8,464
	LPP SA	2,184	8,373
*,1	Pepco Group NV	299,915	1,451
			115,941
Portugal (0.1%)
	EDP SA	5,950,539	24,525
	Galp Energia SGPS SA	859,041	18,063
	Jeronimo Martins SGPS SA	546,084	9,541
	EDP Renovaveis SA	589,483	9,164
			61,293
Qatar (0.2%)
	Qatar National Bank QPSC	8,758,732	36,736
	Qatar Islamic Bank QPSC	3,328,433	17,996
	Industries Qatar QSC	3,139,459	11,298
	Masraf Al Rayan QSC	12,348,321	7,900
	Commercial Bank PSQC	6,689,076	7,678
	Qatar Navigation QSC	2,102,154	6,843
	Qatar Gas Transport Co. Ltd.	5,486,426	6,790
	Qatar International Islamic Bank QSC	2,333,574	6,685
	Mesaieed Petrochemical Holding Co.	12,465,829	5,725
	Ooredoo QPSC	1,671,321	4,797
	Qatar Fuel QSC	1,179,314	4,773
	Qatar Electricity & Water Co. QSC	914,426	3,863
	Dukhan Bank	3,524,047	3,623
	Barwa Real Estate Co.	4,223,143	3,223
	Qatar Aluminum Manufacturing Co.	4,753,404	1,697
	Vodafone Qatar QSC	3,098,640	1,438
*	Ezdan Holding Group QSC	3,127,081	655
			131,720
Romania (0.0%)
	Banca Transilvania SA	1,621,509	10,229
	OMV Petrom SA	35,398,561	6,081
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	156,894	4,250
	Societatea Energetica Electrica SA	318,527	1,126
	Societatea Nationala Nuclearelectrica SA	105,922	1,083
*	MED Life SA	638,132	805
	One United Properties SA	2,968,714	551
			24,125
Russia (0.0%)
*,3	Inter Rao Ues PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	MMC Norilsk Nickel PJSC ADR	724,348	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	GMK Norilskiy Nickel PAO	2,264,300	—
*,3	Gazprom PJSC ADR	6,827,148	—
*,3	Surgutneftegas PJSC ADR	1,031,634	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	98,835	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. RUSAL International PJSC	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PJSC	22,147,100	—

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*,3	Polyus PJSC	53,186	—
*,3	Raspadskaya OJSC	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetsk Steel PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
*,3	Mosenergo PJSC	17,082,000	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	VTB Bank PJSC	1,105,843	—
*,3	Sistema AFK PAO	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
*,3	Surgutneftegas PJSC	3,872,600	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.2%)
	Al Rajhi Bank	3,882,467	88,523
[2]	Saudi Arabian Oil Co.	8,889,636	65,399
	Saudi National Bank	5,762,217	58,224
	ACWA Power Co.	426,201	44,875
	Saudi Basic Industries Corp.	1,783,140	37,445
	Saudi Telecom Co.	3,549,770	36,463
*	Saudi Arabian Mining Co.	2,400,500	27,563
	Riyad Bank	2,901,188	21,223
	Alinma Bank	2,417,701	20,882
	Saudi Awwal Bank	1,877,775	19,648
	SABIC Agri-Nutrients Co.	459,935	14,432
	Dr Sulaiman Al Habib Medical Services Group Co.	163,752	12,572
	Elm Co.	50,690	12,362
	Bank AlBilad	1,211,109	11,870
	Banque Saudi Fransi	1,160,756	11,447
	Etihad Etisalat Co.	744,567	10,342
	Arab National Bank	1,748,697	10,002
	Bupa Arabia for Cooperative Insurance Co.	147,422	9,052
	Almarai Co. JSC	482,604	7,773
	Saudi Electricity Co.	1,551,442	7,069
*	Savola Group	523,179	6,364
	Mouwasat Medical Services Co.	188,598	6,068
	Saudi Tadawul Group Holding Co.	96,114	5,931
	Yanbu National Petrochemical Co.	531,203	5,727
	Co. for Cooperative Insurance	146,577	5,624
*	Saudi Research & Media Group	78,615	5,470
	Sahara International Petrochemical Co.	702,532	5,346
*	Bank Al-Jazira	997,904	4,574
*	Ades Holding Co.	834,245	4,539
	Saudi Investment Bank	1,235,902	4,210
	Jarir Marketing Co.	1,171,838	4,057
	Saudi Industrial Investment Group	737,489	4,015
	Arabian Internet & Communications Services Co.	49,184	3,855
	SAL Saudi Logistics Services	45,634	3,824
*	Dar Al Arkan Real Estate Development Co.	1,055,032	3,809
	Nahdi Medical Co.	103,520	3,665
	Saudi Aramco Base Oil Co.	102,082	3,540
	Dallah Healthcare Co.	75,698	3,339
*	Saudi Kayan Petrochemical Co.	1,479,245	3,216
	Riyadh Cables Group Co.	122,137	3,184
	Aldrees Petroleum and Transport Services Co.	98,844	2,972

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Astra Industrial Group	68,763	2,928
	Abdullah Al Othaim Markets Co.	893,130	2,787
	Saudia Dairy & Foodstuff Co.	30,146	2,760
*	Advanced Petrochemical Co.	255,629	2,724
	Leejam Sports Co. JSC	50,652	2,699
	Mobile Telecommunications Co. Saudi Arabia	886,793	2,573
	Power & Water Utility Co. for Jubail & Yanbu	150,913	2,477
	Saudi Airlines Catering Co.	78,991	2,443
*	National Industrialization Co. Class C	656,874	1,949
	United Electronics Co.	77,240	1,892
*	Seera Group Holding	285,422	1,887
[2]	Arabian Centres Co. Ltd.	353,683	1,884
*	Arabian Contracting Services Co.	30,533	1,841
	Arabian Drilling Co.	53,090	1,835
	Saudi Cement Co.	152,856	1,739
	Yamama Cement Co.	194,389	1,722
*	Rabigh Refining & Petrochemical Co.	837,498	1,576
	Qassim Cement Co.	102,372	1,471
*	Emaar Economic City	741,402	1,423
	Southern Province Cement Co.	137,988	1,319
	BinDawood Holding Co.	593,100	1,147
			663,571
Singapore (0.8%)
	DBS Group Holdings Ltd.	3,946,827	108,156
	Oversea-Chinese Banking Corp. Ltd.	6,936,602	77,209
	United Overseas Bank Ltd.	2,400,412	58,207
	Singapore Telecommunications Ltd.	14,843,630	34,388
	CapitaLand Integrated Commercial Trust	9,964,880	15,565
	CapitaLand Ascendas REIT	6,985,841	14,262
	Singapore Airlines Ltd.	2,673,956	13,974
	Keppel Ltd.	2,726,232	13,568
	Singapore Exchange Ltd.	1,598,266	11,784
	Capitaland Investment Ltd.	4,884,328	9,903
	Singapore Technologies Engineering Ltd.	2,977,993	9,859
	Wilmar International Ltd.	4,027,818	9,604
	Genting Singapore Ltd.	11,313,190	7,189
	Mapletree Industrial Trust	3,820,342	6,629
	Sembcorp Industries Ltd.	1,834,602	6,560
	Mapletree Logistics Trust	6,480,578	6,283
	Thai Beverage PCL	16,340,800	6,171
	Venture Corp. Ltd.	498,082	5,638
*	Seatrium Ltd.	3,967,215	4,996
	Mapletree Pan Asia Commercial Trust	4,558,003	4,384
	SATS Ltd.	1,782,987	4,383
	ComfortDelGro Corp. Ltd.	4,159,591	4,364
	Frasers Logistics & Commercial Trust	5,669,134	4,214
	UOL Group Ltd.	983,718	3,975
	Keppel DC REIT	2,590,874	3,934
	Jardine Cycle & Carriage Ltd.	197,788	3,851
	City Developments Ltd.	946,091	3,772
	Suntec REIT	4,214,466	3,729
	NetLink NBN Trust	5,836,516	3,714
	CapitaLand Ascott Trust	4,924,164	3,325
	Keppel REIT	4,947,534	3,243
	Olam Group Ltd.	2,301,913	1,996
	Hutchison Port Holdings Trust	9,893,263	1,208
	StarHub Ltd.	1,139,297	1,082
	Singapore Post Ltd.	2,976,352	981
	SIA Engineering Co. Ltd.	464,416	796
			472,896
South Africa (0.9%)
	Naspers Ltd. Class N	358,248	69,320
	FirstRand Ltd.	9,896,168	44,467
	Standard Bank Group Ltd.	2,614,142	31,861
	Gold Fields Ltd.	1,736,898	30,239
	Capitec Bank Holdings Ltd.	167,237	26,082
	Anglogold Ashanti plc	826,958	23,813
	Bid Corp. Ltd.	655,362	16,327
	Shoprite Holdings Ltd.	939,820	15,749

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	MTN Group Ltd.	3,566,589	15,476
	Sanlam Ltd.	3,453,870	15,473
	Nedbank Group Ltd.	910,128	13,938
	Absa Group Ltd.	1,519,610	13,361
	Harmony Gold Mining Co. Ltd.	1,086,612	10,655
	Aspen Pharmacare Holdings Ltd.	764,919	10,575
	Bidvest Group Ltd.	665,810	10,007
	Sasol Ltd.	1,144,688	9,282
	Clicks Group Ltd.	474,409	9,233
	NEPI Rockcastle NV	1,104,585	8,320
	Discovery Ltd.	1,034,011	8,118
	Impala Platinum Holdings Ltd.	1,572,612	8,079
	Remgro Ltd.	985,678	7,576
	Reinet Investments SCA	273,169	7,356
	Vodacom Group Ltd.	1,166,645	6,560
	Sibanye Stillwater Ltd.	5,538,270	6,324
	Old Mutual Ltd.	8,798,432	5,946
	Mr Price Group Ltd.	497,085	5,911
	Woolworths Holdings Ltd.	1,758,611	5,817
[2]	Pepkor Holdings Ltd.	5,003,231	5,615
	Northam Platinum Holdings Ltd.	702,553	5,517
	Exxaro Resources Ltd.	485,680	5,204
[1]	Foschini Group Ltd.	629,291	4,649
	Growthpoint Properties Ltd.	6,690,371	4,535
	Outsurance Group Ltd.	1,663,293	4,422
	Investec Ltd.	547,966	4,278
	Anglo American Platinum Ltd.	110,087	4,273
	Tiger Brands Ltd.	311,467	3,818
*	Multichoice Group	536,698	3,221
	African Rainbow Minerals Ltd.	211,054	2,506
	Kumba Iron Ore Ltd.	107,667	2,352
	Santam Ltd.	79,784	1,413
			487,668
South Korea (3.2%)
	Samsung Electronics Co. Ltd. (XKRX)	9,417,588	580,709
	SK Hynix Inc.	1,065,823	152,864
	Hyundai Motor Co.	261,718	47,698
	Celltrion Inc.	286,082	42,825
	Kia Corp.	487,335	39,989
	NAVER Corp.	268,685	34,269
	Shinhan Financial Group Co. Ltd.	593,929	26,122
	Hana Financial Group Inc.	518,883	24,584
	Samsung SDI Co. Ltd. (XKRX)	103,456	24,326
*,2	Samsung Biologics Co. Ltd.	34,981	24,000
	KB Financial Group Inc.	345,024	22,304
	KB Financial Group Inc. ADR (XNYS)	334,316	21,801
	Hyundai Mobis Co. Ltd.	131,964	21,350
	LG Chem Ltd. (XKRX)	92,917	20,896
[1]	POSCO Holdings Inc. (XNYS) ADR	307,528	20,125
*	Alteogen Inc.	83,149	19,173
*	LG Energy Solution Ltd.	78,582	18,706
	Samsung C&T Corp.	163,904	18,669
	Kakao Corp.	646,169	18,569
	POSCO Holdings Inc.	69,546	17,985
	Samsung Fire & Marine Insurance Co. Ltd.	64,564	17,557
	Shinhan Financial Group Co. Ltd. ADR	392,926	17,025
	LG Electronics Inc. (XKRX)	212,078	16,150
*	Krafton Inc.	67,871	14,634
	Hanwha Aerospace Co. Ltd.	68,302	14,331
*	HLB Inc.	232,705	13,822
	Woori Financial Group Inc.	1,181,463	13,599
	KT&G Corp.	196,071	13,367
*	Ecopro Co. Ltd.	192,653	13,097
	Samsung Electro-Mechanics Co. Ltd.	110,278	12,892
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	84,712	12,850
*	Ecopro BM Co. Ltd.	90,221	11,979
*	SK Square Co. Ltd.	182,655	11,586
*	Doosan Enerbility Co. Ltd.	836,479	11,521
	LG Corp.	172,959	11,030

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Meritz Financial Group Inc.	178,089	10,977
*	Samsung Heavy Industries Co. Ltd.	1,276,000	10,939
	Samsung Life Insurance Co. Ltd.	146,550	10,343
*	SK Innovation Co. Ltd.	117,801	8,983
	POSCO Future M Co. Ltd.	56,315	8,788
	Hanmi Semiconductor Co. Ltd.	86,872	8,368
	Samsung SDS Co. Ltd.	72,301	7,824
	Amorepacific Corp.	58,479	7,773
	SK Inc.	69,841	7,660
	HMM Co. Ltd.	575,797	7,658
	Korea Zinc Co. Ltd.	21,088	7,477
	DB Insurance Co. Ltd.	87,937	7,105
	Yuhan Corp.	102,528	7,064
	KakaoBank Corp.	427,601	6,716
*	Hyundai Heavy Industries Co. Ltd.	42,831	6,619
	Hyundai Glovis Co. Ltd.	73,918	6,579
*	Samsung E&A Co. Ltd.	309,721	6,469
	Korea Aerospace Industries Ltd.	139,592	5,802
	Korean Air Lines Co. Ltd.	364,108	5,659
	Industrial Bank of Korea	526,474	5,372
	HYBE Co. Ltd.	41,402	5,326
	LG Innotek Co. Ltd.	27,958	5,251
	HD Hyundai Co. Ltd.	84,287	5,165
	Coway Co. Ltd.	112,601	5,151
	Korea Electric Power Corp.	352,802	5,091
*	LG Display Co. Ltd.	617,674	5,070
	LG H&H Co. Ltd. (XKRX)	18,424	4,740
	Hankook Tire & Technology Co. Ltd.	144,720	4,726
	CJ CheilJedang Corp. (XKRX)	16,016	4,522
	Samsung Securities Co. Ltd.	128,468	4,203
*	CosmoAM&T Co. Ltd.	44,119	4,200
*	L&F Co. Ltd.	49,187	4,114
	Korea Investment Holdings Co. Ltd.	75,528	4,058
	NCSoft Corp.	31,522	4,045
	S-Oil Corp.	81,925	4,041
*	Hanwha Ocean Co. Ltd.	177,183	3,967
	BNK Financial Group Inc.	543,301	3,777
	Hanwha Solutions Corp.	203,030	3,690
*	SKC Co. Ltd.	36,891	3,678
	Posco International Corp.	91,408	3,557
*	SK Biopharmaceuticals Co. Ltd.	56,226	3,532
*	HD HYUNDAI MIPO	40,987	3,526
	Hyundai Engineering & Construction Co. Ltd.	142,433	3,480
*	Kum Yang Co. Ltd.	67,552	3,351
	Hyundai Steel Co.	163,644	3,311
	Kumho Petrochemical Co. Ltd.	32,214	3,268
	Fila Holdings Corp.	101,895	3,199
	GS Holdings Corp.	88,563	3,170
	Hanjin Kal Corp.	62,455	3,161
	LG Uplus Corp.	423,550	3,098
	Hyundai Marine & Fire Insurance Co. Ltd.	116,525	3,066
	Hanmi Pharm Co. Ltd.	14,354	3,033
	Doosan Bobcat Inc.	98,056	2,968
	LS Corp.	34,584	2,933
	Mirae Asset Securities Co. Ltd.	508,793	2,889
	Orion Corp.Republic of Korea	43,511	2,788
	NH Investment & Securities Co. Ltd.	274,155	2,785
	Lotte Chemical Corp.	35,251	2,612
*	Celltrion Pharm Inc.	35,220	2,588
	CJ Corp.	24,900	2,417
	Hotel Shilla Co. Ltd.	61,933	2,261
	Kangwon Land Inc.	210,342	2,218
	Posco DX Co. Ltd.	104,371	2,213
	NongShim Co. Ltd.	6,244	2,197
*	Korea Electric Power Corp. ADR	297,038	2,183
*	Pearl Abyss Corp.	64,881	2,014
	KCC Corp.	8,054	1,944
*,2	Netmarble Corp.	41,761	1,941
*	SK Bioscience Co. Ltd.	45,950	1,865
*	GS Engineering & Construction Corp.	127,553	1,849

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	HL Mando Co. Ltd.	64,527	1,841
	Samsung Card Co. Ltd.	59,893	1,839
	DGB Financial Group Inc.	302,310	1,797
	Cheil Worldwide Inc.	138,311	1,791
	E-MART Inc.	39,021	1,720
	Hanwha Corp. (XKRX)	74,855	1,705
*	Korea Gas Corp.	50,679	1,646
	Hanwha Life Insurance Co. Ltd.	723,501	1,646
	OCI Holdings Co. Ltd.	30,261	1,627
	S-1 Corp.	38,056	1,569
	Hyundai Doosan Infracore Co. Ltd.	264,433	1,540
	Hyundai Autoever Corp.	12,773	1,537
	Shinsegae Inc.	13,585	1,506
*,2	SK IE Technology Co. Ltd.	51,113	1,401
*	Ecopro Materials Co. Ltd.	23,026	1,377
	DL E&C Co. Ltd.	53,096	1,366
	Pan Ocean Co. Ltd.	470,122	1,328
	F&F Co. Ltd.	31,307	1,321
	Hyundai Wia Corp.	31,000	1,192
	GS Retail Co. Ltd.	76,397	1,184
	AMOREPACIFIC Group	51,480	1,171
	Lotte Energy Materials Corp.	41,200	1,162
	KEPCO Plant Service & Engineering Co. Ltd.	40,103	1,151
	CJ Logistics Corp.	15,917	1,148
	BGF retail Co. Ltd.	15,152	1,144
*	Daewoo Engineering & Construction Co. Ltd.	368,036	1,121
	Hanmi Science Co. Ltd.	49,038	1,112
*	CJ ENM Co. Ltd.	19,381	1,081
*	Kakao Games Corp.	77,578	1,058
	Hanon Systems	322,271	1,048
*	Wemade Co. Ltd.	38,064	1,047
	Green Cross Corp.	10,647	1,040
	Lotte Shopping Co. Ltd.	22,219	1,004
	Lotte Corp.	55,196	996
	LOTTE Fine Chemical Co. Ltd.	27,883	947
	Hite Jinro Co. Ltd.	60,827	923
	Hyundai Department Store Co. Ltd.	26,313	904
*	Kakaopay Corp.	47,870	888
	DL Holdings Co. Ltd.	21,534	886
	Seegene Inc.	53,921	847
	Dongsuh Cos. Inc.	59,769	813
	Paradise Co. Ltd.	91,433	788
	Ottogi Corp.	2,473	786
	SK Chemicals Co. Ltd.	19,438	706
	SK Networks Co. Ltd.	191,563	650
	Lotte Chilsung Beverage Co. Ltd.	5,667	588
	Solus Advanced Materials Co. Ltd.	52,648	584
*	SD Biosensor Inc.	74,719	525
			1,783,862
Spain (1.7%)
	Iberdrola SA (XMAD)	11,890,856	157,057
	Banco Santander SA	30,665,790	147,936
	Banco Bilbao Vizcaya Argentaria SA	11,349,683	118,958
	Industria de Diseno Textil SA	2,072,571	100,704
	Amadeus IT Group SA	859,834	56,629
	Telefonica SA	10,065,798	45,590
	CaixaBank SA	7,311,787	42,644
	Ferrovial SE	1,035,498	41,177
*,2	Cellnex Telecom SA	1,108,113	38,647
	Repsol SA	2,407,335	34,336
[2]	Aena SME SA	138,913	26,393
	Banco de Sabadell SA	10,382,239	21,909
	ACS Actividades de Construccion y Servicios SA	455,828	20,365
	Redeia Corp. SA	849,152	15,077
	Endesa SA	629,431	12,214
	Bankinter SA	1,255,006	10,720
	Merlin Properties Socimi SA	807,154	9,218
	Enagas SA	489,650	7,341
	Naturgy Energy Group SA	252,030	6,070

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Acciona SA	44,828	5,812
*	Grifols SA	519,990	5,252
	Mapfre SA	1,952,276	4,731
	Corp. ACCIONA Energias Renovables SA	110,250	2,329
	Fomento de Construcciones y Contratas SA	60,320	850
			931,959
Sweden (2.0%)
	Investor AB Class B	3,164,713	89,847
	Atlas Copco AB Class A	4,897,462	87,163
	Volvo AB Class B	3,052,046	77,890
	Assa Abloy AB Class B	1,924,513	58,610
	Atlas Copco AB Class B	3,090,507	48,354
	Skandinaviska Enskilda Banken AB Class A	2,953,389	45,422
	Sandvik AB	2,128,594	43,576
	Hexagon AB Class B	4,168,697	42,456
	EQT AB	1,245,496	40,329
	Telefonaktiebolaget LM Ericsson Class B	5,481,701	37,691
	Swedbank AB Class A	1,706,381	36,284
[2]	Evolution AB	358,491	34,727
	Essity AB Class B	1,193,743	33,564
	Investor AB Class A (XSTO)	1,055,986	29,853
	Svenska Handelsbanken AB Class A	2,759,014	27,849
	Alfa Laval AB	611,008	27,016
	Epiroc AB Class A	1,238,753	23,122
	H & M Hennes & Mauritz AB Class B	1,173,265	18,253
	Boliden AB	541,013	16,546
	Svenska Cellulosa AB SCA Class B	1,158,686	15,751
	Indutrade AB	529,713	15,576
	Trelleborg AB Class B	416,877	15,492
	Saab AB Class B	635,017	14,663
	Telia Co. AB	4,865,194	14,140
	Skanska AB Class B	705,492	13,794
	Lifco AB Class B	449,538	13,336
[1]	Industrivarden AB Class C	378,429	12,828
	Nibe Industrier AB Class B	2,880,319	12,657
	SKF AB Class B	668,450	12,427
	Epiroc AB Class B	733,727	12,337
	Beijer Ref AB	767,733	12,191
*	Swedish Orphan Biovitrum AB	424,874	11,069
	Tele2 AB Class B	1,074,418	11,062
	Volvo AB Class A	419,408	10,903
*	Castellum AB	840,193	10,525
	Securitas AB Class B	956,610	10,291
	Sagax AB Class B	395,420	9,769
*	Fastighets AB Balder Class B	1,241,253	9,153
	Getinge AB Class B	442,924	8,649
	Investment AB Latour Class B	286,789	8,422
	SSAB AB Class B	1,563,959	7,927
	L E Lundbergforetagen AB Class B	144,853	7,323
	Sweco AB Class B	397,271	6,420
	Holmen AB Class B	156,088	6,136
	Industrivarden AB Class A	176,329	6,049
	Axfood AB	215,289	5,340
	Husqvarna AB Class B	608,767	4,111
*	Volvo Car AB Class B	1,243,966	3,530
	Sagax AB Class D	471,092	1,382
[1]	Svenska Handelsbanken AB Class B	60,334	745
	Skandinaviska Enskilda Banken AB Class C	34,469	543
	Husqvarna AB Class A	65,171	446
	SSAB AB Class A	64,707	334
	Svenska Cellulosa AB SCA Class A	15,787	217
			1,124,090
Switzerland (6.0%)
	Nestle SA (Registered)	5,175,376	524,227
	Novartis AG (Registered)	4,030,515	449,918
	Roche Holding AG	1,370,850	443,826
	UBS Group AG (Registered)	6,320,296	191,509
	ABB Ltd. (Registered)	3,112,186	172,747
	Cie Financiere Richemont SA Class A (Registered)	1,048,575	159,940

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Zurich Insurance Group AG	284,500	156,410
	Holcim AG	1,095,373	102,363
	Lonza Group AG (Registered)	142,647	94,990
	Alcon Inc.	974,714	92,290
	Sika AG (Registered)	300,264	91,165
	Givaudan SA (Registered)	15,726	77,153
	Swiss Re AG	571,829	70,497
	Partners Group Holding AG	43,635	58,735
	Swiss Life Holding AG (Registered)	57,976	44,393
	Geberit AG (Registered)	64,153	40,844
	Sandoz Group AG	851,413	36,929
	SGS SA (Registered)	286,384	31,311
	Swisscom AG (Registered)	50,153	30,696
	Kuehne & Nagel International AG (Registered)	98,584	30,560
	Sonova Holding AG (Registered)	94,360	28,925
	Logitech International SA (Registered)	305,212	27,492
	Straumann Holding AG (Registered)	211,427	27,264
	Chocoladefabriken Lindt & Spruengli AG (Registered)	211	26,128
[2]	VAT Group AG	50,779	25,447
	Chocoladefabriken Lindt & Spruengli AG	1,944	24,365
	Roche Holding AG (Bearer)	67,727	23,820
	Julius Baer Group Ltd.	404,289	22,126
	Schindler Holding AG (XSWX)	82,109	21,977
	Baloise Holding AG (Registered)	88,395	15,819
	Swiss Prime Site AG (Registered)	147,034	14,736
	SIG Group AG	651,761	13,687
	Swatch Group AG (Bearer)	62,928	12,960
	Georg Fischer AG (Registered)	161,834	11,891
[1]	EMS-Chemie Holding AG (Registered)	14,036	11,737
	PSP Swiss Property AG (Registered)	87,256	11,660
	Barry Callebaut AG (Registered)	6,988	11,244
	Belimo Holding AG (Registered)	18,229	11,051
	Adecco Group AG (Registered)	314,458	10,704
[1]	Helvetia Holding AG (Registered)	68,584	10,231
	Schindler Holding AG (Registered)	36,184	9,500
	Tecan Group AG (Registered)	25,072	9,362
	Flughafen Zurich AG (Registered)	36,513	8,450
	Temenos AG (Registered)	119,381	8,290
	Avolta AG	211,652	7,986
	Clariant AG (Registered)	440,008	6,527
	BKW AG	36,013	6,514
	Banque Cantonale Vaudoise (Registered)	56,041	5,949
	Bachem Holding AG	61,895	5,555
	DKSH Holding AG	69,660	5,449
	Emmi AG (Registered)	4,231	4,447
	Swatch Group AG (Registered)	67,364	2,731
			3,344,527
Taiwan (5.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	47,119,873	1,374,547
	Hon Hai Precision Industry Co. Ltd.	23,600,823	144,789
	MediaTek Inc.	2,929,700	111,578
	Delta Electronics Inc.	4,265,676	54,788
	Quanta Computer Inc.	5,254,598	44,768
	Fubon Financial Holding Co. Ltd.	15,315,930	41,475
	CTBC Financial Holding Co. Ltd.	36,102,939	39,187
	Cathay Financial Holding Co. Ltd.	18,209,620	34,868
	ASE Technology Holding Co. Ltd.	6,658,449	31,076
	Mega Financial Holding Co. Ltd.	22,664,789	29,886
	E.Sun Financial Holding Co. Ltd.	30,053,062	24,349
	Uni-President Enterprises Corp.	9,468,487	24,333
	Yuanta Financial Holding Co. Ltd.	24,059,536	24,138
[1]	United Microelectronics Corp. ADR	2,335,419	19,548
	Asustek Computer Inc.	1,391,026	19,507
	First Financial Holding Co. Ltd.	21,354,132	19,126
	Yageo Corp.	769,251	18,759
	SinoPac Financial Holdings Co. Ltd.	22,764,586	18,531
	United Microelectronics Corp.	11,610,978	18,497
[1]	Novatek Microelectronics Corp.	1,132,916	18,271
	Largan Precision Co. Ltd.	201,848	17,512

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Taiwan Cooperative Financial Holding Co. Ltd.	21,075,742	17,282
	Hua Nan Financial Holdings Co. Ltd. Class C	20,129,170	17,047
[1]	Wistron Corp.	5,579,445	16,788
	China Steel Corp.	23,383,234	16,550
	Accton Technology Corp.	1,049,000	16,443
	Nan Ya Plastics Corp.	10,226,615	15,648
	China Development Financial Holding Corp.	31,147,019	15,372
	Chunghwa Telecom Co. Ltd. ADR	404,800	15,038
	Realtek Semiconductor Corp.	941,768	14,856
*	Taishin Financial Holding Co. Ltd.	23,517,344	14,575
	Unimicron Technology Corp.	2,569,975	14,321
	TCC Group Holdings Co. Ltd.	13,159,726	13,923
	Chunghwa Telecom Co. Ltd.	3,632,207	13,459
	Chailease Holding Co. Ltd.	2,838,769	13,243
	Formosa Plastics Corp.	7,386,873	13,044
	E Ink Holdings Inc.	1,566,000	12,921
	Hotai Motor Co. Ltd.	641,860	12,729
	Lite-On Technology Corp.	4,131,767	12,636
	Pegatron Corp.	4,062,038	12,548
	Alchip Technologies Ltd.	149,000	12,136
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	72,317	11,990
[1]	Asia Vital Components Co. Ltd.	564,000	11,230
	Wiwynn Corp.	172,000	10,902
	Evergreen Marine Corp. Taiwan Ltd.	1,997,520	10,375
	Formosa Chemicals & Fibre Corp.	6,738,306	10,260
	Advantech Co. Ltd.	906,687	9,644
	Taiwan Mobile Co. Ltd.	2,990,713	9,621
*	Shin Kong Financial Holdings Co. Ltd.	28,680,455	9,526
	President Chain Store Corp.	1,112,904	9,427
	Shanghai Commercial & Savings Bank Ltd.	7,388,048	9,412
	eMemory Technology Inc.	131,000	9,306
	Far EasTone Telecommunications Co. Ltd.	3,514,643	9,259
	Silergy Corp.	653,000	9,028
*	PharmaEssentia Corp.	437,000	8,774
[1]	Elite Material Co. Ltd.	601,000	8,167
	Innolux Corp.	16,861,810	7,930
[1]	Gigabyte Technology Co. Ltd.	971,000	7,853
	Compal Electronics Inc.	8,074,510	7,824
	Chang Hwa Commercial Bank Ltd.	13,642,394	7,803
	Catcher Technology Co. Ltd.	1,185,153	7,720
	WPG Holdings Ltd.	2,929,000	7,718
[1]	Acer Inc.	5,652,396	7,629
	ASPEED Technology Inc.	60,400	7,610
[1]	Inventec Corp.	5,123,064	7,576
	Voltronic Power Technology Corp.	129,000	7,342
	Micro-Star International Co. Ltd.	1,357,000	7,080
	Airtac International Group	268,773	6,890
	Powertech Technology Inc.	1,340,000	6,738
	Yang Ming Marine Transport Corp.	3,457,000	6,699
*	Tatung Co. Ltd.	4,338,000	6,647
	Globalwafers Co. Ltd.	432,000	6,571
	Eclat Textile Co. Ltd.	396,398	6,438
[1]	Vanguard International Semiconductor Corp.	1,786,466	6,368
	Taiwan Business Bank	10,933,286	6,265
	Global Unichip Corp.	173,000	6,227
	Asia Cement Corp.	4,852,519	6,130
[1]	Far Eastern New Century Corp.	5,760,819	5,993
	Sino-American Silicon Products Inc.	1,006,000	5,927
	Synnex Technology International Corp.	2,684,889	5,832
[1]	Walsin Lihwa Corp.	5,386,643	5,684
	Eva Airways Corp.	5,362,188	5,651
	Chicony Electronics Co. Ltd.	1,166,337	5,558
	Cheng Shin Rubber Industry Co. Ltd.	3,628,222	5,346
[1]	Formosa Petrochemical Corp.	2,718,580	5,334
	Zhen Ding Technology Holding Ltd.	1,245,000	5,251
	Pou Chen Corp.	4,395,125	4,851
	Ruentex Development Co. Ltd.	3,051,550	4,791
	AUO Corp.	8,669,600	4,734
	Giant Manufacturing Co. Ltd.	611,548	4,433
	Wan Hai Lines Ltd.	1,841,812	4,394

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Winbond Electronics Corp.	6,128,864	4,369
[1]	Foxconn Technology Co. Ltd.	2,171,925	4,369
	Feng TAY Enterprise Co. Ltd.	983,155	4,211
*	Powerchip Semiconductor Manufacturing Corp.	5,867,000	4,157
*	Nanya Technology Corp.	2,313,600	4,073
	China Airlines Ltd.	5,714,913	4,020
	ASMedia Technology Inc.	76,000	3,926
	Taiwan High Speed Rail Corp.	4,151,000	3,769
*	Oneness Biotech Co. Ltd.	735,875	3,560
	Teco Electric and Machinery Co. Ltd.	2,348,000	3,492
[1]	Hiwin Technologies Corp.	564,664	3,473
*	Win Semiconductors Corp.	795,000	3,299
	Nien Made Enterprise Co. Ltd.	269,000	3,267
	Parade Technologies Ltd.	136,000	3,087
	Taiwan Fertilizer Co. Ltd.	1,478,000	2,909
	Capital Securities Corp.	4,016,587	2,881
	Auo Corp. ADR	524,519	2,832
	Genius Electronic Optical Co. Ltd.	165,000	2,664
	Taiwan Secom Co. Ltd.	554,725	2,244
[1]	Yulon Motor Co. Ltd.	1,171,526	2,189
	Walsin Technology Corp.	622,000	2,185
*	Far Eastern International Bank	4,626,953	2,176
	Nan Ya Printed Circuit Board Corp.	422,000	2,161
*,1	HTC Corp.	1,479,570	1,998
[1]	momo.com Inc.	148,092	1,886
	Eternal Materials Co. Ltd.	1,892,398	1,777
	Ennostar Inc.	1,411,000	1,775
	Transcend Information Inc.	554,455	1,683
[1]	China Motor Corp.	513,642	1,542
*	Taiwan Glass Industry Corp.	2,528,089	1,350
	Formosa Taffeta Co. Ltd.	1,962,000	1,332
	U-Ming Marine Transport Corp.	839,000	1,325
[1]	Advanced Energy Solution Holding Co. Ltd.	48,000	769
[1]	Formosa Sumco Technology Corp.	104,000	484
	Yulon Nissan Motor Co. Ltd.	32,000	129
	ASE Technology Holding Co. Ltd. ADR	8,578	86
			2,881,299
Thailand (0.5%)
	PTT PCL	28,220,478	25,329
	CP ALL PCL	11,694,075	19,133
	Delta Electronics Thailand PCL	5,517,560	15,889
	Bangkok Dusit Medical Services PCL Class F	20,482,500	15,099
	Advanced Info Service PCL	2,185,496	14,364
	Airports of Thailand PCL	8,416,051	13,355
	PTT Exploration & Production PCL	2,713,861	11,158
	Kasikornbank PCL	2,693,018	9,948
	Central Pattana PCL	5,814,282	9,027
	Gulf Energy Development PCL	5,867,440	7,877
	Bumrungrad Hospital PCL	1,060,805	7,324
	Minor International PCL	7,690,055	6,266
	SCB X PCL	2,112,644	6,107
	Krung Thai Bank PCL	11,654,062	5,918
*	Charoen Pokphand Foods PCL	8,329,828	5,613
	Central Retail Corp. PCL	5,552,497	4,955
*	True Corp. PCL	18,794,912	4,894
	Siam Cement PCL NVDR	726,780	4,511
	Siam Cement PCL (Registered)	682,994	4,240
	Bangkok Bank PCL NVDR	1,060,800	4,078
	TMBThanachart Bank PCL	85,052,596	4,036
	SCB X PCL NVDR	1,230,600	3,557
	Bangkok Expressway & Metro PCL	16,061,482	3,520
	Intouch Holdings PCL Class F	1,489,659	3,442
	Thai Oil PCL	2,291,702	3,245
	PTT Global Chemical PCL	4,090,887	3,134
	Kasikornbank PCL NVDR	808,437	2,986
	Home Product Center PCL	11,381,292	2,911
	CP Axtra PCL	3,181,387	2,726
	Banpu PCL (Registered)	17,684,108	2,467
	PTT Oil & Retail Business PCL	5,559,100	2,467

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Digital Telecommunications Infrastructure Fund Class F	10,445,639	2,317
	Krungthai Card PCL	2,104,321	2,306
	Thai Union Group PCL Class F	5,232,363	2,131
	BTS Group Holdings PCL	16,550,621	2,001
	Indorama Ventures PCL	3,588,015	1,947
	SCG Packaging PCL	2,418,800	1,924
	Ratch Group PCL	2,378,392	1,854
	Osotspa PCL	2,721,791	1,845
	Land & Houses PCL (Registered)	9,915,608	1,600
	Global Power Synergy PCL Class F	1,400,152	1,568
	Muangthai Capital PCL	1,311,862	1,488
	Asset World Corp. PCL	14,493,308	1,483
	Srisawad Corp. PCL	1,611,694	1,475
	Electricity Generating PCL	528,279	1,455
	Carabao Group PCL Class F	667,877	1,239
	Berli Jucker PCL	2,005,982	1,166
	Bangkok Bank PCL (Registered)	270,602	1,040
	Land & Houses PCL NVDR	6,394,100	1,032
	Thai Life Insurance PCL	4,962,100	1,018
	B Grimm Power PCL	1,459,652	887
	IRPC PCL	20,609,489	851
	Siam City Cement PCL	177,239	674
	Bangkok Dusit Medical Services PCL NVDR	882,500	651
	Intouch Holdings PCL NVDR	273,800	633
*	True Corp. PCL NVDR	2,088,999	544
	Central Pattana PCL NVDR	258,400	401
	Bangkok Life Assurance PCL	716,902	352
	Bumrungrad Hospital PCL NVDR	50,700	350
	Energy Absolute PCL (XBKK)	2,926,141	297
	Bangkok Life Assurance PCL NVDR	354,600	174
	Krung Thai Bank PCL NVDR	166,000	84
	Energy Absolute PCL NVDR	270,400	27
			266,390
Turkey (0.4%)
	BIM Birlesik Magazalar A/S	869,360	16,429
	Akbank TAS	6,057,123	11,314
	KOC Holding A/S	1,668,957	10,840
*	Turk Hava Yollari AO	1,077,125	9,404
	Turkiye Petrol Rafinerileri A/S	1,721,420	8,488
	Haci Omer Sabanci Holding A/S	2,608,571	7,826
	Turkcell Iletisim Hizmetleri A/S	2,365,843	7,547
	Turkiye Is Bankasi A/S Class C	15,462,409	6,995
	Yapi ve Kredi Bankasi A/S	6,545,967	5,963
	Eregli Demir ve Celik Fabrikalari TAS	3,204,985	5,423
	Enka Insaat ve Sanayi A/S	3,551,623	4,999
	Turkiye Garanti Bankasi A/S	1,186,058	4,435
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,345,063	4,429
	Turkiye Sise ve Cam Fabrikalari A/S	2,729,303	3,876
	Ford Otomotiv Sanayi A/S	124,567	3,740
*	Sasa Polyester Sanayi A/S	2,524,055	3,539
	Coca-Cola Icecek A/S	128,158	3,274
	AG Anadolu Grubu Holding A/S	227,888	2,934
	Migros Ticaret A/S	177,614	2,830
*	TAV Havalimanlari Holding A/S	347,561	2,716
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	331,413	2,673
*	Pegasus Hava Tasimaciligi A/S	387,669	2,621
	Arcelik A/S	433,821	2,201
	Tofas Turk Otomobil Fabrikasi A/S	244,852	2,071
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	577,806	1,967
*,2	MLP Saglik Hizmetleri A/S	157,139	1,744
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,898,265	1,734
*	Petkim Petrokimya Holding A/S	2,316,680	1,689
*	Ulker Biskuvi Sanayi A/S	325,349	1,648
*	Oyak Cimento Fabrikalari A/S	684,211	1,638
*	Turk Telekomunikasyon A/S	1,018,366	1,572
*,1	Koza Altin Isletmeleri A/S	1,981,413	1,387
	Otokar Otomotiv Ve Savunma Sanayi A/S	72,925	1,344
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,832,007	1,341
*	Anadolu Anonim Turk Sigorta Sirketi	415,519	1,274

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	415,684	1,166
	Is Yatirim Menkul Degerler A/S	1,030,910	1,165
	Turk Traktor ve Ziraat Makineleri A/S	48,964	1,145
	Nuh Cimento Sanayi A/S	122,088	1,128
	Sok Marketler Ticaret A/S	609,365	1,101
	Dogus Otomotiv Servis ve Ticaret A/S	143,625	1,044
[2]	Enerjisa Enerji A/S	477,411	974
	Dogan Sirketler Grubu Holding A/S	1,866,875	946
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	73,964	937
	Alarko Holding A/S	280,582	888
*	Turkiye Sinai Kalkinma Bankasi A/S	2,227,189	848
	Aksa Akrilik Kimya Sanayii A/S	2,733,576	836
*	Gubre Fabrikalari TAS	169,759	832
	EGE Endustri VE Ticaret A/S	2,248	830
*	Baticim Bati Anadolu Cimento Sanayii A/S	148,726	829
*	Turkiye Vakiflar Bankasi TAO Class D	1,287,253	791
*	Investco Holding A/S	74,375	775
*	Hektas Ticaret TAS	2,108,710	771
	Turkiye Sigorta A/S	419,021	762
*	MIA Teknoloji A/S	420,946	755
	Kontrolmatik Enerji Ve Muhendislik A/S	380,603	741
	Aksa Enerji Uretim A/S	566,519	707
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	685
	Borusan Yatirim ve Pazarlama A/S	10,393	665
	Cimsa Cimento Sanayi VE Ticaret A/S	643,041	655
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	625,270	626
*	Tekfen Holding A/S	357,302	623
*	Zorlu Enerji Elektrik Uretim A/S	3,465,007	572
*	Reeder Teknoloji Sanayi VE Ticaret A/S	489,943	554
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,208,973	539
	Aygaz A/S	102,347	530
*	Turkiye Halk Bankasi A/S	1,027,493	528
*	Vestel Elektronik Sanayi ve Ticaret A/S	247,283	527
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	314,404	514
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,243,510	491
*	YEO Teknoloji Enerji VE Endustri A/S	73,872	488
*	Kiler Holding AS	499,674	486
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	486
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	450
	Kayseri Seker Fabrikasi A/S	571,840	450
*	Konya Cimento Sanayii A/S	1,813	420
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	417
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	238,009	416
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	56,795	408
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	378
	Akcansa Cimento A/S	81,868	369
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	365
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	566,935	360
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	245,040	357
*	Alfa Solar Enerji Sanayi VE Ticaret AS	175,517	356
	Politeknik Metal Sanayi ve Ticaret A/S	1,465	356
	TAB Gida Sanayi Ve Ticaret A/S Class A	62,668	354
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	115,231	342
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	551,428	335
*	Kordsa Teknik Tekstil A/S	112,344	332
	Kocaer Celik Sanayi Ve Ticaret AS	243,473	331
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	147,057	328
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	225,607	322
	Iskenderun Demir ve Celik A/S	273,450	314
*	Can2 Termik A/S	5,350,866	292
	Galata Wind Enerji A/S	285,112	284
	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	272
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	103,234	260
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	257
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	249,669	223
*	Ozak Gayrimenkul Yatirim Ortakligi	653,454	219
*	Izdemir Enerji Elektrik Uretim A/S	320,971	216
	Yayla Agro Gida Sanayi VE Nakliyat A/S	595,567	214
*	Oyak Yatirim Menkul Degerler A/S	159,450	210
	Kimteks Poliuretan Sanayi VE Ticaret AS	119,566	192

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	Europen Endustri Insaat Sanayi VE Ticaret AS	383,785	179
	Aydem Yenilenebilir Enerji A/S	161,609	145
*	Peker Gayrimenkul Yatirim Ortakligi A/S	796,617	142
	Polisan Holding A/S	356,946	140
*	Qua Granite Hayal	1,189,870	114
	Enerya Enerji A/S	11,365	64
	Verusa Holding A/S	3,955	37
			194,065
United Arab Emirates (0.4%)
	Emaar Properties PJSC	13,266,366	31,169
	First Abu Dhabi Bank PJSC	8,714,734	30,969
	Emirates Telecommunications Group Co. PJSC	6,835,023	30,480
	Emirates NBD Bank PJSC	3,565,778	18,531
	Aldar Properties PJSC	7,239,138	14,568
	Abu Dhabi Commercial Bank PJSC	5,729,518	13,882
	Dubai Electricity & Water Authority PJSC	17,176,011	11,131
	Abu Dhabi Islamic Bank PJSC	2,853,596	9,516
*	Alpha Dhabi Holding PJSC	2,756,410	9,120
	Dubai Islamic Bank PJSC	5,673,767	9,040
*	Multiply Group PJSC	9,517,210	5,961
	ADNOC Drilling Co. PJSC	4,959,907	5,944
	Abu Dhabi National Oil Co. for Distribution PJSC	5,763,434	5,600
*	Q Holding PJSC	6,415,414	5,433
*	Pure Health Holding PJSC	4,648,989	5,090
	Americana Restaurants International plc (XADS)	5,564,824	4,685
	Borouge plc	5,910,081	3,927
	Emaar Development PJSC	1,689,375	3,907
	ADNOC Logistics & Services	2,862,049	3,664
	Salik Co. PJSC	3,709,104	3,404
	Air Arabia PJSC	4,627,370	3,315
	National Marine Dredging Co.	420,663	3,105
*	Abu Dhabi Ports Co. PJSC	1,781,131	2,521
	Dubai Investments PJSC	4,174,704	2,317
*	Dana Gas PJSC	11,348,329	2,116
	Agility Global plc	6,257,862	1,976
	Emirates Central Cooling Systems Corp.	4,027,764	1,809
	Fertiglobe plc	2,270,519	1,533
	Dubai Financial Market PJSC	3,201,832	1,116
*	Ghitha Holding PJSC	77,844	643
*	AL Seer Marine Supplies & Equipment Co. LLC	488,854	552
*	Apex Investments Co. PSC	1,019,338	471
	Americana Restaurants International plc	157,043	130
*	Phoenix Group plc	262,126	123
			247,748
United Kingdom (9.8%)
	AstraZeneca plc	2,953,371	469,204
	Shell plc (XLON)	12,625,099	460,360
	HSBC Holdings plc	37,182,539	338,142
	Unilever plc (XLON)	4,867,448	299,127
	BP plc	33,216,248	196,345
	GSK plc	7,901,765	153,443
	British American Tobacco plc	3,952,151	140,226
	Rio Tinto plc	2,112,095	137,356
	Diageo plc	4,375,195	136,134
	Glencore plc	24,005,561	133,203
	National Grid plc	9,495,656	120,483
	London Stock Exchange Group plc	973,322	118,478
	CRH plc (SGMX)	1,355,199	115,269
	RELX plc	2,201,097	103,886
	Compass Group plc	3,368,161	103,723
	BAE Systems plc	6,000,604	100,079
*	Rolls-Royce Holdings plc	16,574,407	95,969
	Lloyds Banking Group plc	125,085,927	95,559
	Barclays plc	29,643,897	88,644
	Ferguson plc	399,857	88,305
	Experian plc	1,813,849	85,577
	Reckitt Benckiser Group plc	1,394,675	75,025
	Anglo American plc	2,448,948	74,243
	3i Group plc	1,837,330	73,917

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
	RELX plc (XLON)	1,494,869	70,321
*	Flutter Entertainment plc	349,306	69,095
	Ashtead Group plc	862,632	62,254
	Haleon plc	13,660,726	61,274
	Tesco plc	13,782,560	58,775
	NatWest Group plc	12,317,400	58,440
	SSE plc	2,159,892	52,273
	Prudential plc (XLON)	5,436,747	49,063
	Imperial Brands plc	1,710,864	47,155
*	Smurfit WestRock plc	1,014,710	45,017
	Standard Chartered plc	4,215,027	41,637
	Vodafone Group plc	43,258,807	40,479
	Legal & General Group plc	11,754,342	35,059
	Aviva plc	5,383,496	34,680
	InterContinental Hotels Group plc	323,155	32,556
	Segro plc	2,634,694	31,012
	Rentokil Initial plc	4,980,901	30,414
	Informa plc	2,702,353	30,199
	Bunzl plc	665,216	27,872
	Sage Group plc	1,993,856	27,871
	Next plc	236,879	27,686
	Halma plc	747,175	25,575
	Smith & Nephew plc	1,731,217	24,952
	BT Group plc	12,482,535	22,637
	Intertek Group plc	318,683	20,695
	Admiral Group plc	577,832	20,478
	Associated British Foods plc	637,021	20,337
	WPP plc	2,063,868	19,908
	Melrose Industries plc (XLON)	2,585,359	19,577
	Pearson plc	1,355,129	18,386
[2]	Auto Trader Group plc	1,754,721	18,380
	Centrica plc	10,553,559	17,994
	United Utilities Group plc	1,349,949	17,940
	Antofagasta plc	683,971	17,810
	Severn Trent plc	520,067	17,193
	Mondi plc	867,929	16,969
	Spirax Group plc	145,319	16,966
	Marks & Spencer Group plc	3,956,964	16,712
	Smiths Group plc	686,999	15,780
	DS Smith plc	2,647,453	15,477
	Intermediate Capital Group plc	527,895	14,901
	Croda International plc	275,827	14,341
	Taylor Wimpey plc	6,913,453	14,174
	Coca-Cola HBC AG	386,514	14,104
	Whitbread plc	368,523	13,809
*	Wise plc Class A	1,486,291	13,685
	Weir Group plc	514,133	13,421
	Berkeley Group Holdings plc	205,514	13,416
	DCC plc	194,578	13,405
	Kingfisher plc	3,745,434	13,316
	Barratt Developments plc	1,930,375	13,063
	Persimmon plc	628,889	12,825
	Howden Joinery Group plc	1,038,078	12,551
	IMI plc	509,017	12,398
	J Sainsbury plc	3,441,101	12,203
	M&G plc	4,301,465	11,746
	Rightmove plc	1,574,548	11,699
	Beazley plc	1,313,067	11,541
	Land Securities Group plc	1,389,610	11,363
	B&M European Value Retail SA	1,854,452	11,167
	Hiscox Ltd.	658,473	10,753
	Hargreaves Lansdown plc	750,596	10,663
	Phoenix Group Holdings plc	1,456,997	10,262
	RS Group plc	936,237	9,836
[2]	ConvaTec Group plc	3,245,234	9,778
	UNITE Group plc	797,557	9,776
	British Land Co. plc	1,832,860	9,715
	St. James's Place plc	1,069,607	9,422
	Entain plc	1,206,756	8,868
	Endeavour Mining plc	382,977	8,555

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
*	International Consolidated Airlines Group SA	3,936,885	8,412
	Schroders plc	1,663,020	8,404
	JD Sports Fashion plc	4,880,163	8,257
	Abrdn plc	3,568,954	7,805
	Hikma Pharmaceuticals plc	316,544	7,739
	Johnson Matthey plc	354,165	7,481
	Burberry Group plc	704,224	7,048
*	Ocado Group plc	1,180,215	6,172
[2]	Airtel Africa plc	2,363,263	3,465
	Fresnillo plc	361,280	2,738
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			5,523,872
Total Common Stocks (Cost $41,516,683)			55,580,345
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	1,630,186	77,608
	Volkswagen AG Preference Shares	361,210	40,312
	Petroleo Brasileiro SA Preference Shares	5,976,812	39,531
	Henkel AG & Co. KGaA Preference Shares	322,235	27,564
	Itau Unibanco Holding SA Preference Shares	4,205,782	25,192
	Itausa SA Preference Shares	10,674,877	19,194
	Sartorius AG Preference Shares	48,973	13,890
	Banco Bradesco SA Preference Shares	4,437,668	9,752
	Bayerische Motoren Werke AG Preference Shares	112,819	9,672
	Hyundai Motor Co. Preference Shares (XKRX)	69,078	8,396
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	159,792	6,058
	FUCHS SE Preference Shares	129,647	5,633
	Hyundai Motor Co. Preference Shares	43,528	5,269
	Gerdau SA Preference Shares	1,489,534	4,809
	Cia Energetica de Minas Gerais Preference Shares	2,306,506	4,429
	Centrais Eletricas Brasileiras SA Preference Shares Class B	526,745	4,061
*	Grifols SA Preference Shares Class B (XMAD)	502,282	3,857
	Cia Paranaense de Energia - Copel Preference Shares Class B	1,406,200	2,508
*	Telecom Italia SpA Preference Shares	9,191,933	2,488
	Metalurgica Gerdau SA Preference Shares	1,308,900	2,460
	LG Chem Ltd. Preference Shares	15,520	2,419
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	554,547	2,408
	Embotelladora Andina SA Preference Shares Class B	744,477	2,379
	Bradespar SA Preference Shares	512,090	1,677
	Sixt SE Preference Shares	29,401	1,630
	LG Electronics Inc. Preference Shares	35,395	1,245
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	5,838	1,207
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	933,000	1,026
	Unipar Carbocloro SA Preference Shares Class B	101,187	932
*	Braskem SA Preference Shares Class A	256,500	796
*	Alpargatas SA Preference Shares	460,200	700
	Amorepacific Corp. (XKRX) Preference Shares	17,908	676
	Hanwha Corp. Preference Shares	56,230	652
	Samsung SDI Co. Ltd. Preference Shares	3,301	506
	LG H&H Co. Ltd. Preference Shares	4,207	476
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	57,152	159
	Bancolombia SA Preference Shares	11,063	93
	CJ CheilJedang Corp. Preference Shares	649	73
*,3	Transneft PJSC Preference Shares	292,300	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Surgutneftegas PJSC Preference Shares	14,258,400	—
Total Preferred Stocks (Cost $332,491)			331,737
Rights (0.0%)
*,3	Kontrolmatik Enerji Ve Muhendislik A/S Exp. 8/2/24	169,157	297
*	Tata Consumer Products Ltd. Exp. 8/19/24	47,422	210
*	Localiza Rent a Car SA Exp. 8/6/24	16,797	35
Total Rights (Cost $709)			542
Warrants (0.0%)
*,3	Constellation Software Inc. Exp. 3/31/40 (Cost $—)	38,387	—

Vanguard® FTSE All-World ex-US Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 5.390% (Cost $384,688)	3,847,541	384,716
Total Investments (100.2%) (Cost $42,234,571)			56,297,340
Other Assets and Liabilities—Net (-0.2%)			(99,627)
Net Assets (100%)			56,197,713
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $276,082,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $1,249,030,000, representing 2.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $316,273,000 was received for securities on loan, of which $315,048,000 is held in Vanguard Market Liquidity Fund and $1,225,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2024	1,746	208,621	4,527
MSCI Emerging Markets Index	September 2024	1,181	64,748	771
S&P TSX 60 Index	September 2024	115	23,078	1,362
				6,660

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/18/24	CAD	45,767	USD	33,416	—	(219)
Morgan Stanley Capital Services Inc.	9/18/24	EUR	23,892	USD	25,788	128	—
BNP Paribas	9/18/24	GBP	18,371	USD	23,304	323	—
Deutsche Bank AG	9/18/24	INR	3,725,257	USD	44,516	—	(89)
UBS AG	9/18/24	INR	3,678,969	USD	43,883	—	(9)
HSBC Bank plc	9/18/24	INR	1,857,972	USD	22,193	—	(36)
State Street Bank & Trust Co.	9/18/24	INR	1,857,972	USD	22,187	—	(30)
UBS AG	9/18/24	JPY	5,626,126	USD	35,698	2,133	—
BNP Paribas	9/18/24	USD	13,184	AUD	19,880	168	—
Goldman Sachs International	9/18/24	USD	9,029	BRL	48,712	461	—
Toronto-Dominion Bank	9/18/24	USD	8,998	BRL	48,712	430	—
Royal Bank of Canada	9/18/24	USD	15,858	CAD	21,677	134	—
Toronto-Dominion Bank	9/18/24	USD	4,536	CAD	6,193	43	—
State Street Bank & Trust Co.	9/18/24	USD	1,915	CAD	2,624	11	—
State Street Bank & Trust Co.	9/18/24	USD	76,508	CHF	67,848	—	(1,249)
State Street Bank & Trust Co.	9/18/24	USD	54,962	EUR	50,493	190	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	45,503	GBP	35,693	—	(402)
HSBC Bank plc	9/19/24	USD	17,276	HKD	134,718	8	—
State Street Bank & Trust Co.	9/19/24	USD	13,918	HKD	108,479	13	—
Barclays Bank plc	9/19/24	USD	5,716	HKD	44,530	8	—
State Street Bank & Trust Co.	9/18/24	USD	80,363	JPY	12,431,585	—	(3,229)

Vanguard® FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	9/19/24	USD	6,664	KRW	9,136,189	—	(18)
Bank of America, N.A.	9/18/24	USD	11,278	SEK	117,535	275	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	20,406	TWD	656,351	239	—
						4,564	(5,281)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,866,000 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as

Vanguard® FTSE All-World ex-US Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,558,822	18,928	5,923	4,583,673
Common Stocks—Other	520,774	50,472,949	2,949	50,996,672
Preferred Stocks	128,005	203,732	—	331,737
Rights	35	210	297	542
Warrants	—	—	—	—
Temporary Cash Investments	384,716	—	—	384,716
Total	5,592,352	50,695,819	9,169	56,297,340
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,660	—	—	6,660
Forward Currency Contracts	—	4,564	—	4,564
Total	6,660	4,564	—	11,224
Liabilities
Forward Currency Contracts	—	5,281	—	5,281
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.